Entity Information	12 Months Ended
Dec. 31, 2010
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	No
Entity common stock, shares outstanding	7,442,454,142

Document Information	12 Months Ended
Dec. 31, 2010
Document information
Document type	20-F
Document period end date	Dec 31, 2010
Amendment flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY

Balance Sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents (Note 4)	$ 17,633	$ 16,169
Marketable securities (Note 5)	15,612	72
Accounts receivable, net (Note 6)	10,572	8,115
Inventories (Note 7)	11,834	11,117
Deferred income taxes (Note 3)	534	660
Recoverable taxes (Note 8)	5,260	3,940
Advances to suppliers	786	1,136
Other current assets	1,632	1,435
Total current assets	63,863	42,644
Property, plant and equipment, net (Note 9)	218,567	136,167
Investments in non-consolidated companies and other investments (Note 10)	6,312	4,350
Non-current assets
Accounts receivable, net (Note 6)	2,905	1,946
Advances to suppliers	3,077	3,267
Petroleum and alcohol account - receivable from Federal Government (Note 11)	493	469
Marketable securities (Note 5)	3,099	2,659
Restricted deposits for legal proceedings and guarantees (Note 18 (b))	1,674	1,158
Recoverable taxes (Note 8)	6,407	5,462
Goodwill (Note 17(a))	192	139
Prepaid expenses	516	618
Other assets	1,578	1,391
Total non-current assets	19,941	17,109
Total assets	308,683	200,270
Current liabilities
Trade accounts payable	10,468	9,882
Current debt (Note 12)	8,960	8,431
Current portion of capital lease obligations (Note 14)	105	227
Income taxes payable	898	825
Taxes payable, other than income taxes	5,135	5,149
Payroll and related charges	2,617	2,118
Dividends and interest on capital payable (Note 16 (f))	2,158	1,340
Employees' postretirement benefits obligation - Pension and Health Care (Note 15 (a))	782	694
Other payables and accruals	2,429	2,299
Total current liabilities	33,552	30,965
Long-term liabilities
Long-term debt (Note 12)	60,471	49,041
Capital lease obligations (Note 14)	117	203
Employees' postretirement benefits obligation - Pension and Health Care (Note 15 (a))	13,740	10,963
Deferred income taxes (Note 3)	12,704	9,844
Provision for abandonment (Note 9 (b))	3,194	2,812
Contingencies (Note 18 (b))	760	469
Other liabilities	748	553
Total long-term liabilities	91,734	73,885
Shares authorized and issued (Note 16 (a))
Preferred share - 2010 - 5,602,042,788 shares and 2009 - 3,700,729,396 shares	45,840	15,106
Common share - 2010 - 7,442,454,142 shares and 2009 - 5,073,347,344 shares	63,906	21,088
Additional paid in capital	(86)	707
Retained earnings
Appropriated	47,147	36,987
Unappropriated	13,758	15,062
Accumulated other comprehensive income
Cumulative translation adjustments	13,539	6,743
Postretirement benefit reserves adjustments net of tax ((US $1,401) and (US $848) for December 31, 2010 and 2009, respectively) - Pension cost and Health Care cost (Note 15 (a))	(2,719)	(1,646)
Unrealized gains (losses) on available-for-sale securities, net of tax	124	24
Unrecognized loss on cash flow hedge, net of tax	(15)	(13)
Petrobras shareholders equity	181,494	94,058
Noncontrolling interest	1,903	1,362
Total equity	183,397	95,420
Total liabilities and shareholders equity	$ 308,683	$ 200,270

Balance Sheets Parenthetical (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Shareholders equity
Preferred share - authorized	5,602,042,788	3,700,729,396
Preferred share - issued	5,602,042,788	3,700,729,396
Common share - authorized	7,442,454,142	5,073,347,344
Common share - issued	7,442,454,142	5,073,347,344
Postretirement benefit reserves adjustments	$ 1,401	$ 848

Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statements
Sales of products and services	$ 150,852	$ 115,892	$ 146,529
Less:
Value-added and other taxes on sales and services	(26,459)	(20,909)	(25,046)
Contribution of Intervention in the Economic Domain Charge - CIDE	(4,341)	(3,114)	(3,226)
Net operating revenues	120,052	91,869	118,257
Cost of Sales	(70,694)	(49,251)	(72,865)
Depreciation, depletion and amortization	(8,507)	(7,188)	(5,928)
Exploration, including exploratory dry holes	(1,981)	(1,702)	(1,775)
Impairment	(402)	(319)	(519)
Selling, general and administrative expenses	(8,977)	(7,020)	(7,429)
Research and development expenses	(993)	(681)	(941)
Employee benefit expense for non-active participants	(752)	(719)	(841)
Other operating expenses	(3,588)	(3,120)	(2,665)
Total costs and expenses	(95,894)	(70,000)	(92,963)
Operating income	24,158	21,869	25,294
Equity in the results of non-consolidated companies	413	157	(21)
Financial income	2,630	1,899	1,641
Financial expenses	(1,643)	(1,295)	(848)
Monetary and exchange variation	714	(175)	1,584
Other taxes	(523)	(333)	(433)
Other expenses, net	82	(61)	(225)
Total	1,673	192	1,698
Income before income taxes	25,831	22,061	26,992
Income tax expense
Current	(3,396)	(4,378)	(6,904)
Deferred	(2,960)	(860)	(2,355)
Total income tax expense	(6,356)	(5,238)	(9,259)
Net income for the year	19,475	16,823	17,733
Plus/(Less): Net income attributable to the noncontrolling interest	(291)	(1,319)	1,146
Net income for the year attributable to Petrobras	19,184	15,504	18,879
Net income applicable to each class of shares
Net income applicable to each class of shares - common shares	11,043	8,965	10,916
Net income applicable to each class of shares - preferred shares	8,141	6,539	7,963
Net income for the year attributable to Petrobras	$ 19,184	$ 15,504	$ 18,879
Basic and diluted earnings per:
Basic and diluted earnings per common and preferred share	1.94	1.77	2.15
Basic and diluted earnings per common and preferred ADS	3.88	3.54	4.3
Weighted average number of shares outstanding
Weighted average number of shares outstanding - common	5,683,061,430	5,073,347,344	5,073,347,344
Weighted average number of shares outstanding - preferred	4,189,764,635	3,700,729,396	3,700,729,396

Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income for the year	$ 19,475	$ 16,823	$ 17,733
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	8,507	7,188	5,928
Dry hole costs	1,201	1,251	808
Equity in the results of non-consolidated companies	(413)	(157)	21
Foreign exchange (gain)/loss	(401)	(1,051)	2,211
Impairment	402	319	519
Deferred income taxes	2,960	860	2,355
Other adjustments	942	(9)	617
Working capital adjustments
Increase in accounts receivable, net	(2,347)	(777)	(1,098)
Increase in inventories	(427)	(672)	(568)
(Decrease) increase in advances to suppliers	454	(428)	(1,684)
Increase in recoverable taxes	(1,749)	(882)	(1,431)
Increase in trade accounts payable	251	206	2,246
Increase in taxes payable	(668)	1,086	(207)
Increase in employees post-retirement benefits - Pension and health care	572	323	795
Increase in contingencies	226	42	114
Increase in payroll and related charges	387	244	282
Increase (decrease) in other working capital adjustments	(877)	554	(421)
Net cash provided by operating activities	28,495	24,920	28,220
Cash flows from investing activities
Additions to property, plant and equipment	(45,078)	(35,134)	(29,874)
Investments in affiliated companies	(2,276)	(240)	452
Marketable securities and other investments activities	(15,666)	254	(44)
Net cash used in investing activities	(63,020)	(35,120)	(29,466)
Cash flows from financing activities
Shares issuance costs	(279)	0	0
Acquisition of noncontrolling interest	(350)	0	0
Net borrowing under line-of-credit agreement	0	1,100	0
Short-term debt, net issuances and repayments	460	1,286	380
Proceeds from issuance and draw-down of long-term debt	20,189	27,345	15,049
Payments of long-term debt	(9,898)	(5,084)	(7,904)
Issuance of common and preferred shares	30,563	0	0
Dividends and interest on shareholders equity paid to shareholders and minority interest	(5,299)	(7,712)	(4,747)
Net cash used in financing activities	35,386	16,935	2,778
Increase (decrease) in cash and cash equivalents	861	6,735	1,532
Effect of exchange rate changes on cash and cash equivalents	603	2,935	(2,020)
Cash and cash equivalents at beginning of year	16,169	6,499	6,987
Cash and cash equivalents at end of year	17,633	16,169	6,499
Cash paid during the period for
Interest, net of amount capitalized	3,700	3,059	2,304
Income taxes	2,816	4,929	6,271
Withholding income tax on financial investments	1,746	2,224	1,176
Cash paid during the period for	8,262	10,212	9,751
Non-cash investment and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	1,088	(423)	75
Acquisitition of property, plant and equipment on credit	0	70	0
Acquisition of fixed assets on contract with transfer of benefits, risks and control of assets	0	63	6
Capital increase with Financial Treasury Bill used for payment of part of the Assignment Agreement	39,768	0	0
Total of non-cash investment and financing transactions during the year	$ 40,856	$ (290)	$ 81

Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - tax incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2007			$ 8,620	$ 12,196	$ 0	$ 4,155	$ (2,472)	$ 331	$ (9)		$ 877	$ 4,297	$ 30,280	$ 286	$ 6,618	$ 2,332
Capital increase from capital reserve			251	345
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			6,253	8,547
Capitalization			0	0
Capital increase											(596)		(14,782)	0
Transfer from unappropriated retained earnings											(60)
Transfer from unappropriated retained earnings, net of gain or loss on translation												(1,040)	(3,375)	(69)
Transfer to additional paid in capital																0
Other decreases (increases)							3,801									(169)
Unrealized gains (losses)								(409)
Realized gains								(229)
Tax effect					0		(1,292)	244	(30)
Change in the year						(20,001)
Net income for the period																(1,146)
Net income for the year attributable to Petrobras	18,879														18,879
Dividends and interest on shareholders equity															(4,152)	(358)
Appropriation to reserves of tax incentives															4,544
Shares issuance costs					0
Comprehensive income (loss) is comprised as follows:
Net income for the year	17,733
Cumulative translation adjustments, comprehensive income	(20,001)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	2,509
Unrealized gains (losses) on available-for-sale securities	(475)
Unrecognized gains (losses) on cash flow hedge	30
Total comprehensive income	(264)
Less: Net comprehensive income attributable to noncontrolling interest	1,315
Comprehensive income attributable to Petrobras	1,051
Balance at Dec. 31, 2008	62,568	61,909	15,106	21,088	0	(15,846)	37	(144)	(39)	15,818	221	3,257	12,123	217	25,889	659
Stockholders equity	95,420
Capital increase from capital reserve			0	0
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			0	0
Capitalization			0	0
Capital increase											0
Transfer from unappropriated retained earnings											75
Transfer from unappropriated retained earnings, net of gain or loss on translation												2,162	18,632	301
Transfer to additional paid in capital																(707)
Other decreases (increases)							(2,550)									91
Unrealized gains (losses)								255
Unrealized losses								0
Tax effect							867	(87)	26
Change in the year					707	22,589
Net income for the period																1,319
Net income for the year attributable to Petrobras	15,504														15,504
Dividends and interest on shareholders equity															(5,161)
Appropriation to reserves of tax incentives															(75)
Appropriation to reserves															(21,095)
Comprehensive income (loss) is comprised as follows:
Net income for the year	16,823
Cumulative translation adjustments, comprehensive income	22,589
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(1,683)
Unrealized gains (losses) on available-for-sale securities	168
Unrecognized gains (losses) on cash flow hedge	26
Total comprehensive income	37,923
Less: Net comprehensive income attributable to noncontrolling interest	(1,410)
Comprehensive income attributable to Petrobras	36,513
Balance at Dec. 31, 2009	94,058	94,058	15,106	21,088	707	6,743	(1,646)	24	(13)	36,987	296	5,419	30,755	517	15,602	1,362
Stockholders equity	183,397
Capital increase from capital reserve			171	125
Capital increase from statutory reserve			300	219
Capital increase from undistributed earnings reserve			1,580	1,152
Capitalization			28,683	41,322
Capital increase											(296)			(520)
Transfer from unappropriated retained earnings													(2,732)
Transfer from unappropriated retained earnings, net of gain or loss on translation														240
Transfer from noncontrolling interest												1,124	12,344
Transfer to additional paid in capital																103
Other decreases (increases)							(1,626)									111
Unrealized gains (losses)								151
Realized gains								0
Tax effect							553	(51)
Change in the year					(514)	6,796			(2)
Net income for the period																291
Net income for the year attributable to Petrobras	19,184														19,184	36
Dividends and interest on shareholders equity															(6,780)	103
Appropriation to reserves															(13,708)
Shares issuance costs					(279)
Comprehensive income (loss) is comprised as follows:
Net income for the year	19,475
Cumulative translation adjustments, comprehensive income	6,796
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(1,073)
Unrealized gains (losses) on available-for-sale securities	100
Unrecognized gains (losses) on cash flow hedge	(2)
Total comprehensive income	25,296
Less: Net comprehensive income attributable to noncontrolling interest	(402)
Comprehensive income attributable to Petrobras	24,894
Balance at Dec. 31, 2010	$ 181,494	$ 181,494	$ 45,840	$ 63,906	$ (86)	$ 13,539	$ (2,719)	$ 124	$ (15)	$ 47,147	$ 0	$ 6,543	$ 40,367	$ 237	$ 13,758	$ 1,903

Shar. Equity Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in stockholders equity
Dividends and interest on shareholders equity to common and preferred shares, per share	$ 0.69	$ 0.59	$ 0.47

Note 1 - The Company and its Operations	12 Months Ended
Dec. 31, 2010
Organization Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - The Company and its Operations [Text Block]

1. The Company and its Operations

Petróleo Brasileiro S.A. - Petrobras is Brazil's national oil company and, directly or through its subsidiaries (together referred as "Petrobras" or the "Company"), is engaged in the exploration, exploitation and production of oil from reservoir wells, shale and other rocks, and in the refining, processing, trade and transport of oil and oil products, natural gas and other fluid hydrocarbons, in addition to other energy related activities. Additionally, Petrobras may promote the research, development, production, transport, distribution and marketing of all sectors of energy, as well as other related or similar activities.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Note 2 - Summary of Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

In preparing these consolidated financial statements, the Company has followed accounting policies that are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of these financial statements requires the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto.

Estimates adopted by management include: oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgments, actual results could differ from those estimates as future confirming events occur.

Certain prior years amounts have been reclassified to conform to current year presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company's net income.

Events subsequent to December 31, 2010 were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

a) Basis of financial statements preparation

The accompanying consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC). U.S. GAAP differs in certain respects from International Financial Reporting Standards (IFRS), as issued by International Financial Reporting Standards Board (IASB) and applied by Petrobras in its statutory financial statements prepared in accordance with Brazilian Corporate Law and regulations promulgated by the Brazilian Securities and Exchange Commission (CVM). The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, and Petrobras chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010 (see more details in Note 2 - item p).

The U.S. dollar amounts for the years presented have been translated from the Brazilian Real amounts in accordance Accounting Standard Codification - ASC Topic 830 - Foreign Currency Matters as applicable to entities operating in non-hyperinflationary economies. Transactions occurring in foreign currencies are first remeasured to the Brazilian Real and then translated to the U.S. dollar, with remeasurement gains and losses being recognized in the statements of income. While Petrobras has selected the U.S. Dollar as its reporting currency, the functional currency of Petrobras and all Brazilian subsidiaries is the Brazilian Real. The functional currency of Petrobras International Finance Company - PifCo and some subsidiaries and certain of the special purpose companies that operate in the international economic environment is the U.S. dollar, and the functional currency of Petrobras Argentina is the Argentine Peso.

The Company has translated all assets and liabilities into U.S. dollars at the current exchange rate (R $1.666 and R $1.741 to US $1.00 at December 31, 2010 and 2009, respectively), and all accounts in the statements of income and cash flows (including amounts relative to local currency indexation and exchange variances on assets and liabilities denominated in foreign currency) at the average rates prevailing during the year. The net translation gain in the amount of US $6,796 in 2010 (net translation gain in 2009 - US $22,589 and net translation loss in 2008 - US $20,001) resulting from this remeasurement process was excluded from income and presented as a cumulative translation adjustment ("CTA") within "Accumulated other comprehensive income" in the consolidated statements of changes in shareholders' equity.

b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries in which (a) the Company directly or indirectly has either a majority of the equity of the subsidiary or otherwise has controlling financial interest, or (b) the Company has determined itself to be the primary beneficiary of a variable interest entity in accordance with Codification Topic 810-10-25 ("Variable Interest Entities"). All significant intercompany balances and transactions have been eliminated in consolidation.

The following subsidiaries and variable interest entities are consolidated:

Subsidiaries	Activity

Petrobras Química S.A. - Petroquisa and subsidiaries	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries	International operations
Braspetro Oil Company - BOC and subsidiaries	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary	Transportation
Downstream Participações Ltda. and subsidiary	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary	Corporate
5283 Participações Ltda.	Corporate
Fundo de Investimento Imobiliário RB Logística - FII	Corporate
FAFEN Energia S.A. and subsidiary	Energy
Baixada Santista Energia Ltda.	Energy
Sociedade Fluminense de Energia Ltda. - SFE	Energy
Termoaçu S.A.	Energy
Termobahia S.A.	Energy
Termoceará Ltda.	Energy
Termorio S.A.	Energy
Termomacaé Ltda.	Energy
Termomacaé Comercializadora de Energia Ltda.	Energy
Ibiritermo S.A.	Energy
Usina Termelétrica de Juiz de Fora S.A.	Energy
Petrobras Biocombustível S.A.	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP	Exploration and Production
Comperj Participações S.A.	Petrochemical
Comperj Petroquímicos Básicos S.A.	Petrochemical
Comperj PET S.A.	Petrochemical
Comperj Estirênicos S.A.	Petrochemical
Comperj MEG S.A.	Petrochemical
Comperj Poliolefinas S.A.	Petrochemical
Refinaria Abreu e Lima S.A.	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary	Corporate
Cayman Cabiunas Investments Co.	Exploration and Production
Breitener Energética S.A.	Energy

Special purpose entities consolidated according to ASC TOPIC 810-10-25	Activity

Albacora Japão Petróleo Ltda.	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI	Refining
PDET Offshore S.A.	Exploration and Production
Companhia de Recuperação Secundária S.A.	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN	Transportation
Nova Transportadora do Sudeste S.A. - NTS	Transportation
Gasene Participações Ltda.	Transportation
Charter Development LLC- CDC	Exploration and Production
Companhia Mexilhão do Brasil	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)	Corporate

(1) At December 31, 2010, the Company had amounts invested in the Petrobras Group's NonStandardized Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras - "FIDC-NP"). This investment fund is predominantly intended for acquiring credit rights, performed and/or non-performed, in the Petrobras System companies, and aims to optimize the Company's cash management.

c) Cash and cash equivalents

Cash and cash equivalents consist of highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at date of acquisition.

d) Marketable securities

Marketable securities have been classified by the Company as available-for-sale, held-to-maturity or trading based upon intended management's strategies with respect to such securities. The Company classifies and accounts for marketable securities under ASC Topic 320 - Investments:

Trading securities, which are marked-to-market through current period earnings;

· Available-for-sale securities, which are marked-to-market through other comprehensive income;

· Held-to-maturity securities, which are recorded at amortized cost.

The interest and monetary restatement of the securities are recorded in the statement of income. There were no material transfers between categories.

e) Inventories

Inventories are stated as follows:

· Raw material comprises mainly the stocks of petroleum, which are stated at the average value of the importing or production costs, adjusted, when applicable, to their realization value;

· Oil products and fuel alcohol are stated, respectively, at average refining and purchase cost, adjusted when applicable to their realization value;

· Materials and supplies are stated at average purchase cost, not exceeding replacement value and imports in transit are stated at identified cost.

f) Investments in non-consolidated companies

The Company uses the equity method of accounting for all long-term investments for which it owns between 20% and 50% of the investee's outstanding voting stock or has the ability to exercise significant influence over operating and financial policies of the investee without controlling it. The equity method requires periodic adjustments to the investment account to recognize the Company's proportionate share in the investee's results, reduced by receipt of investee's dividends.

g) Property, plant and equipment

· Costs incurred in oil and gas producing activities

The costs incurred in connection with the exploration, development and production of oil and gas are recorded in accordance with the "successful efforts" method. This method requires that costs the Company incurs in connection with the drilling of developmental wells and facilities in proved reserve production areas and successful exploratory wells be capitalized. In addition, costs the Company incurs in connection with geological and geophysical activities are charged to the statements of income in the year incurred, and the costs relating to exploratory dry wells on unproved reserve properties are charged to the statements of income when determined as dry or uneconomical.

· Capitalized costs

The capitalized costs are depreciated based on the unit-of-production method using proved developed reserves. These reserves are estimated by the Company's geologists and petroleum engineers in accordance with SEC standards and are reviewed annually or more frequently when there are indications of significant changes.

· Property acquisition costs

Costs of acquiring developed or undeveloped leaseholds including lease bonus, brokerage, and other fees are capitalized. The costs of undeveloped properties that become productive are transferred to a producing property account.

· Exploratory costs

Exploratory wells that find oil and gas in an area requiring a major capital expenditure before production begins are evaluated annually to assure that commercial quantities of reserves have been found or that additional exploration work is underway or planned. Exploratory costs related to areas where commercial quantities have been found are capitalized, and exploratory costs where additional work is underway or planned continue to be capitalized pending final evaluation. Exploratory well costs not meeting either of these tests are charged to expense. All other exploratory costs (including geological and geophysical costs) are expensed as incurred. Exploratory dry holes are expensed.

· Development costs

Costs of development wells including wells, platforms, well equipment and attendant production facilities are capitalized.

· Production costs

Costs incurred with producing wells are recorded as inventories and are expensed when the products are sold.

· Abandonment costs

The Company makes its annual reviews and revision of its estimated costs associated with well abandonment and the demobilization of oil and gas production areas, considering new information about date of expected abandonment and revised cost estimates to abandon. The changes in estimated asset retirement obligation are principally related to the commercial declaration of new fields, certain changes in cost estimates, and revisions to abandonment information provided for non-operated joint ventures, considering the useful economic life of the fields and the expected cash flows, to present value, at a rate of interest free of risks, adjusted by the Petrobras risk.

· Depreciation, depletion and amortization

Depreciation, depletion and amortization of leasehold costs of producing properties are recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves. Production platform under capital lease which is not tied to the respective wells, are depreciated on a straight-line basis over the estimated useful lives of the platforms. Depreciation, depletion and amortization of all other capitalized costs (both tangible and intangible) of proved oil and gas producing properties is recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves produced. The straight-line method is used for assets with a useful life shorter than the life of the field.

Other plant and equipment are depreciated on a straight line basis, based on the following estimated useful lives:

Class of assets	Useful life
average weighted
Buildings and improvements	25 years (25-40 years)
Equipment and other assets	20 years (3-31 years)

· Impairment

In accordance with Codification Topic 360-10, management reviews long-lived assets, primarily property, plant and equipment to be used in the business and capitalized costs relating to oil and gas producing activities, whenever events or changes in circumstances indicate that the carrying value of an asset or group of assets may not be recoverable on the bases of undiscounted future cash flows. The reviews are carried out at the lowest level of assets to which the Company is able to attribute identifiable future cash flows. The net book value of the underlying assets is adjusted to their fair value using a discounted future cash flows model, if the sum of the expected undiscounted future cash flows is less than the book value.

The main assumptions of cash flows are: prices based on last strategic plan presented, production curves associated to existent projects comprising the Company's portfolio, operating market costs and investments needed for projects conclusion.

· Maintenance and repairs

Maintenance and repairs, that do not embody significant improvements, are expensed as incurred, as well as planned major maintenances. Expenditures which appreciably extend the life, increase the capacity, or improve the efficiency of existing property are capitalized.

· Capitalized interest

Interest is capitalized in accordance with Codification Topic 835-20 - Capitalization of Interest Cost. Interest is capitalized on specific projects when a construction process involves considerable time and involves major capital expenditures. Capitalized interest is allocated to property, plant and equipment and amortized over the estimated useful lives or unit-of-production method of the related assets. Interest is capitalized at the Company's weighted average cost of borrowings.

h) Revenues, costs and expenses

Revenue from sales of crude oil and oil products, petrochemical products, natural gas and other related products is recognized when title passes to the customer, because at that time the amount can be reasonably measured, collectibility is reasonably assured, persuasive evidence of an arrangement exists, the seller's price to the buyer is fixed or determinable and the significant risks and rewards of ownership have been transferred. Title is transferred to the customer when delivery occurs pursuant to the terms of the sales contracts. Revenues from the production of natural gas properties in which Petrobras has an interest with other producers are recognized based on the actual volumes sold during the period. Subsequent adjustments to revenues based on production sharing agreements or volumetric delivery differences are not significant. Costs and expenses are accounted for on an accrual basis. Purchases and sales of inventory with the same counterparty (buy/sell arrangements) are combined and recorded on a net basis and reported in "Cost of Sales" on the Consolidated Statements of Income.

i) Income taxes

The Company accounts for income taxes in accordance with Codification Topic 740 -Accounting for Income, which requires an asset and liability approach to recording current and deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records the tax benefit of all net operating losses as a deferred tax asset and recognizes a valuation allowance for any part of this benefit which management believes will not be recovered against future taxable income using a "more likely than not" criterion.

In accordance with Codification Topic 740-10, the Company recognizes the effect of an income tax position only if that position is more likely that not of being sustained upon examination, based on technical merits of the position. A recognized income tax position is measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company records interests and penalties related to unrecognized tax benefits in "Other expenses".

j) Employees' postretirement benefits

The Company sponsors a contributory defined-benefit pension plan covering substantially all of its employees, which is accounted and disclosured for by the Company in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

In addition, the Company provides certain health care benefits for retired employees and their dependents. The cost of such benefits is recognized in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

The Company also contributes to the Brazilian pension and government sponsored pensions of international subsidiaries, social security and redundancy plans at rates based on payroll, and such contributions are expensed as incurred. Further indemnities may be payable upon involuntary severance of employees but, based on current operating plans, management does not believe that any amounts payable under this plan will be significant.

k) Earnings per share

Earnings per share are computed using the two-class method, which is an earnings allocation formula that determines earnings per share for both preferred shares, which are participating securities and common shares as if all of the net income for each year had been distributed in accordance with a predetermined formula described in Note 16(f).

l) Accounting for derivatives and hedging activities

The Company applies Codification Topic 815 - Derivatives and Hedging, together with its amendments and interpretations, referred to collectively herein as "ASC 815". These rules require that all derivative instruments be recorded in the balance sheet of the Company as either an asset or a liability and measured at fair value. ASC 815 requires that changes in the derivative's fair value be recognized in the income statement unless specific hedge accounting criteria are met; and the Company designates. For derivatives designated as accounting hedges, fair value adjustments are recorded either in the income statements or "Accumulated other comprehensive income", a component of shareholders' equity, depending upon the type of accounting hedge and the degree of hedge effectiveness.

The Company uses derivative financial instruments, not designated as hedge accounting, to mitigate the risk of unfavorable price movements for crude oil purchases. These instruments are marked-to-market with the associated gains or losses recognized as "Financial income" or "Financial expenses".

The Company may also use non-hedging derivatives to mitigate the risk of unfavorable exchange-rate movements on its foreign currency-denominated funding. Gains and losses from changes in the fair value of these contracts are recognized as "Financial income" or "Financial expenses".

The Company may also use hedging derivatives to protect exchange of interest rates in different currencies. These hedging derivatives used as well as the risk being hedged are accounted for a cash flow model. Under this model, the gains and losses associated with the derivative instruments are deferred and recorded in "Accumulated other comprehensive income" until such time as the hedged transaction impacts earnings, with the exception of any hedge ineffectiveness, which is recorded directly in the statements of income.

m) Recently issued accounting pronouncements

· Intangibles - Goodwill and Other (Topic 350): When to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts - (ASU 2010-28)

The ASU 2010-28 establishes when to perform the Step 2 of the Goodwill Impairment Test for Reporting Units with zero or negative carrying amounts. Under this new guidance an entity must consider whether it is more likely than not that goodwill impairment exists for each reporting unit with a zero or negative carrying amount. If it is considered that goodwill impairment exists, the second step of the Goodwill Impairment Test must be performed. The Company does not have goodwill recorded in reporting units with zero or negative carrying amounts.

n) Recently adopted accounting pronouncements

· Transfers and Servicing (ASC 860), Accounting for Transfers of Financial Assets (ASU 2009-16)

The FASB issued ASU 2009-16 in December 2009. This standard removes the concept of a Qualifying Special Purpose Entity ("QSPE") and the exception for QSPE consolidation and clarifies the requirements for financial asset transfers eligible for sale accounting. ASU 2009-16 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity.

· Consolidation (ASC 810), Improvements to Financial Reporting by Enterprises Involved With Variable Interest Entities (ASU 2009-17)

The FASB issued ASU 2009-17 in December 2009. This standard became effective for the Company on January 1, 2010. ASU 2009-17 requires the enterprise to qualitatively assess if it is the primary beneficiary of a variable-interest entity ("VIE"), and, if so, the VIE must be consolidated. Additionally, this Statement requires continuous assessments of whether an enterprise is the primary beneficiary of a VIE. ASU 2009-17 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity.

· Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASU 2010-20)

The ASU 2010-20 enhance the disclosures required for financing receivables and allowances for credit losses under FASB Accounting Standards Codification 310, Receivables. Most of the existing disclosures have been amended to require information on a more disaggregated basis. ASU 2010-20 was adopted on December, 2010. Adoption of the standard did not change the Company's existing disclosures.

· Plan Accounting-Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans (a consensus of the FASB Emerging Issues Task Force) (ASU 2010-25)

The ASU 2010-25 requires participant loans to be classified as notes receivables from participants and measured at their unpaid principal balance, plus any accrued but unpaid interest. ASU 2010-25 was adopted on December, 2010, and did not impact the Company's results of operations, financial position or liquidity, other than disclosure.

o) Change in accounting estimates

The Company changed at the beginning of 2010, as a consequence of the periodic assessment of the expected useful lives of its assets, depreciation rates from thermoelectric power plants and facilities from Refining, Transportation and Marketing segment, based on reports prepared by independent appraisers. The changes were accounted for prospectively in accordance with ASC 250 (Accounting changes and error corrections) and the Company's results of operations were increased in US $352, net of taxes, in the year ended December 31, 2010.

The table below provides the previous and the current depreciation rates as a result of the assessment:

Estimated useful life	Previous	New (average)
Optic system equipment	7 years	20 years
Equipment and facilities of distribution	10 years	14 years
Industrial refining equipment and assemblies	10 years	20 years
Equipment and industrial plant fertilizer	10 years	22 years
Product storage tanks	10 years	26 years
Pipelines	10 years	31 years
Plataforms	16 years	27 years
Thermoelectric power plants	20 years	23 years
Vessels	20 years	25 years

p) IFRS adoption for local purposes

The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, or "IFRS", as issued by the International Accounting Standards Board, or "IASB". The adoption of IFRS in Brazil is mandatory for the year ended December 31, 2010 and as per current tax legislation, the resulting adjustments in relation to the previous practice are not included in the determination of current income tax charge.

The Company chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010. The Company's financial statements prepared in accordance with U.S. GAAP were not affected by the adoption of IFRS other than dividends and profit sharing payable to our employees, which are based on the net income calculated under IFRS.

Note 3 - Income Taxes	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Note 3 - Income Taxes [Text Block]

3. Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal income tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively for the years ended December 31, 2010, 2009 and 2008.

The Company's taxable income is substantially generated in Brazil and therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Year ended December 31,
	2010	2009	2008
Income before income taxes and minority interest:
Brazil	24,107	20,770	28,080
International	1,724	1,291	(1,088)

	25,831	22,061	26,992

Tax expense at statutory rates- (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit from interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment (see Note 17 (a))	-	-	(76)
Other	17	207	(142)

Income taxes expenses per consolidated statement of income	(6,356)	(5,238)	(9,259)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct certain tax incentives from income tax payable, covering the tax years from 2006 thru 2015. During the year ended December 31, 2010, Petrobras recognized a tax benefit in the amount of US $131 (US $167 on December 31, 2009 and US $219 on December 31, 2008) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Year ended December 31,
	2010	2009	2008

Brazil:
Current	(3,156)	(3,987)	(6,583)
Deferred	(2,887)	(932)	(2,463)

	(6,043)	(4,919)	(9,046)

International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108

	(313)	(319)	(213)

Income taxes expenses	(6,356)	(5,238)	(9,259)

All the deferred tax assets and liabilities recorded are principally related to Brazil and there are no significant deferred tax assets and liabilities from international locations. There is no netting of deferred taxes between jurisdictions.

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	As of December 31,
	2010	2009

Current assets	540	669
Valuation allowance	(5)	(8)
Current liabilities	(1)	(15)

Net current deferred tax assets	534	646

Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences, not significant individually	801	1,091
Valuation allowance	(1,803)	(1,691)

	2,820	2,473

Non-current liabilities
Capitalized exploration and development costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)

	(15,207)	(12,042)

Net non-current deferred tax liabilities	(12,387)	(9,569)

Non-current deferred tax assets	317	275

Non-current deferred tax liabilities	(12,704)	(9,844)

Net deferred tax liability	(11,853)	(8,923)

The Company has domestic accumulated tax loss carryforwards amounting to US $1,313 as of December 31, 2010, which are available to offset future taxable income, limited to 30% of taxable income in any individual year. These tax loss carryforwards can be carried forward indefinitely in Brazil. Management believes that for the tax benefits where valuation allowance is more likely than not that it will realize those tax benefits within ten years at the maximum.

The Company has foreign accumulated tax loss carryforwards amounting to US $5,684 as of December 31, 2010. Tax loss carryfowards exists in many international jurisdictions. Whereas some of these tax loss carryfowards do not have expiration date, others expire at various times from 2011 to 2030.

Valuation allowance has been established for certain credit loss carryfowards that reduce deferred tax to an amount that will, more likely than not, be realized. Annually management evaluates the realization of its deferred tax assets taking into consideration, among other elements, the level of historical taxable income, the projected future taxable income, tax-planning strategies, expiration dates of the tax loss carryforwards, and scheduled reversal of the existing temporary differences. The amount of the deferred tax asset considered realizable could, however, be reduced if estimates of future taxable income are reduced. The following presents the net change in the valuation allowance for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008

Balance at January 1,	(1,699)	(1,614)	(667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57

Balance at December 31,	(1,808)	(1,699)	(1,614)

Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	(1,803)	(1,691)	(1,609)

Valuation allowance additions of US $146 in 2010 and US $185 in 2009, primarily related to tax loss carryforwards from foreign operations and domestic thermoelectric power plants for which no tax benefit is expected to be realized in the foreseeable future.

The Company has not recognized a deferred tax liability of approximately US $449 for the undistributed earnings of its foreign operations that arose in 2010 and prior years as the Company considers these earnings to be indefinitely reinvested (US $280 in 2009). A deferred tax liability will be recognized when the Company no longer demonstrates that it plans to indefinitely reinvest the undistributed earnings. As of December 31, 2010, the undistributed earnings of these subsidiaries were approximately US $1,321 (US $823 as of December 31, 2009).

The Company has no unrecognized tax benefits relating to uncertain tax positions and accrued penalties and interest as of January 1, 2008, 2009 and 2010 and for the years ended December 31, 2008, 2009 and 2010. In addition, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Company and its subsidiaries file tax returns in Brazilian jurisdiction and in many foreign jurisdictions for which is open for inspection depending on legislation applicable individually to them. In the case of the Brazilian and Argentinean tax positions, income tax returns remain subject to examination by the respective tax authorities for the years beginning in 2004.

Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Note 4 - Cash and Cash Equivalents [Text Block]

4. Cash and Cash Equivalents

	As of December 31,
	2010	2009

Cash	1,974	1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911

	17,633	16,169

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 5 - Marketable Securities	12 Months Ended
Dec. 31, 2010
Investments Debt and Equity Securities [Abstract]
Note 5 - Marketable Securities [Text Block]

5. Marketable Securities

	As of December 31,
	2010	2009
Marketable securities classification:
Available-for-sale	3,162	2,551
Trading	15,395	-
Held-to-maturity	154	180

	18,711	2,731

Less: Current portion of marketable securities	(15,612)	(72)

Long-term portion of marketable securities	3,099	2,659

Available-for-sale securities are presented as "Non-current assets", as they are not expected to be sold or liquidated within the next twelve months. As of December 31, 2010, Petrobras had a balance of US $2,939 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320.

On October 23, 2008, the B Series National Treasury Notes, included in available for sale, were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras' pension plan (see Note 15 (a)). The nominal value of the NTN-Bs is restated based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupons of 6% p.a., which is paid semi-annually. At December 31, 2010, the balances of the National Treasury Notes - Series B (NTN-B) are measured in accordance to their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

During the third quarter of 2010, Petrobras invested a portion of the resources raised from the Global Offering (see Note 9(a)) primarily in Brazilian Treasury Securities with original maturity of more than three months. These securities were classified as trading, in accordance with Codification Topic 320, due to the purpose of selling them in the near term.

Note 6 - Accounts Receivable	12 Months Ended
Dec. 31, 2010
Receivables [Abstract]
Note 6 - Accounts Receivable, Net [Text Block]

6. Accounts Receivable, Net

Accounts receivable, net consisted of the following:

		As of December 31,
		2010	2009

Trade		15,085	11,507
Less: Allowance for uncollectible accounts		(1,608)	(1,446)

		13,477	10,061
Less: Long-term accounts receivable, net		(2,905)	(1,946)

Current accounts receivable, net		10,572	8,115

	As of December 31,
	2010	2009	2008

Allowance for uncollectible accounts
Balance at January 1,	(1,446)	(1,191)	(1,290)
Additions	(196)	(130)	(84)
Write-offs	100	88	16
Cumulative translation adjustments	(66)	(213)	167

Balance at December 31,	(1,608)	(1,446)	(1,191)

Allowance on short-term receivables	(1,028)	(875)	(638)

Allowance on long-term receivables	(580)	(571)	(553)

At December 31, 2010 and 2009, long-term receivables include US $642 and US $633, respectively relating to payments made by the Company to suppliers and subcontractors on behalf of certain contractors. These contractors had been hired by the subsidiary Brasoil for the construction/conversion of vessels into FPSO ("Floating Production, Storage and Offloading") and FSO ("Floating, Storage and Offloading") and failed to make the payments to their suppliers and subcontractors. The Company made the payments to avoid further delays in the construction/conversion of the vessels and consequent losses to Brasoil.

The Company's management has determined that these payments can be reimbursed, since they represent Brasoil's rights with respect to the contractors, for which reason judicial action was filed with international courts to seek reimbursement. However, as a result of the uncertainties related to the realization of such receivables, the Company recorded an allowance for all credits not backed by collateral. Such allowance amounted to US $570 and US $561 as of December 31, 2010 and 2009, respectively.

Note 7 - Inventories	12 Months Ended
Dec. 31, 2010
Inventory Disclosure [Abstract]
Note 7 - Inventories [Text Block]

7. Inventories

	As of December 31,
	2010	2009
Products:
Oil products	3,799	3,379
Fuel alcohol	286	267
	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Others	69	75
	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	54	15

Inventories are stated at the lower of cost or net realization value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US $333 for the year ended December 31, 2010 (US $308 for the year ended December 31, 2009), which was classified as other operating expenses in the consolidated income statement.

Note 8 - Recoverable Taxes	12 Months Ended
Dec. 31, 2010
Recoverable Taxes
Note 8 - Recoverable Taxes [Text Block]

8. Recoverable Taxes

Recoverable taxes consisted of the following:

	As of December 31,
	2010	2009

Local:
Domestic value-added tax (ICMS) (1)	3,022	2,816
PASEP/COFINS (2)	6,885	4,858
Income tax and social contribution	1,265	1,315
Foreign value-added tax (IVA)	42	42
Other recoverable taxes	453	371

	11,667	9,402

Less: Long-term recoverable taxes	(6,407)	(5,462)

Current recoverable taxes	5,260	3,940

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income taxes and social contribution will be offset against future income taxes payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.

Note 9 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property Plant and Equipment [Abstract]
Note 9 - Property, Plant and Equipment, Net [Text Block]

9. Property, Plant and Equipment, Net

Property, plant and equipment, at cost, are summarized as follows:

	As of December 31,
	2010			2009
		Accumulated			Accumulated
	Cost	depreciation	Net	Cost	depreciation	Net

Buildings and improvements	9,710	(2,062)	7,648	7,093	(1,982)	5,111
Capitalized expenses	58,146	(26,082)	32,064	47,958	(21,633)	26,325
Equipment and other assets	83,017	(32,664)	50,353	60,592	(27,637)	32,955
Capital lease - platforms and vessels	516	(45)	471	813	(63)	750
Petroleum Production Rights -Assignment Agreement	43,868	-	43,868	-	-	-
Rights and concessions	4,835	(1,421)	3,414	3,172	(1,009)	2,163
Land	757	-	757	574	-	574
Materials	4,566	-	4,566	4,360	-	4,360
Expansion projects:
Construction and installations in progress:
Exploration and Production	33,491	-	33,491	27,664	-	27,664
Refining, Transportation & Marketing	33,062	-	33,062	22,683	-	22,683
Gas & Power	6,218	-	6,218	11,010	-	11,010
Distribution	328	-	328	285	-	285
International	158	-	158	680	-	680
Corporate	2,169	-	2,169	1,607	-	1,607
	280,841	(62,274)	218,567	188,491	(52,324)	136,167

a) Accounting treatment of Assignment Agreement ("Cessão Onerosa")

On September 3, 2010, Petrobras entered into an agreement with the Brazilian federal government (Assignment Agreement), under which the government assigned to the Company the right to conduct research activities and the exploration and production of fluid hydrocarbons in specified pre-salt areas, subject to a maximum production of five billion barrels of oil equivalent up to 40 years renewable for more five years upon certain conditions.

The Assignment Agreement was approved by the Company's Board of Directors and by the minority shareholders, following a valuation procedure based on, among other factors, an assessment prepared by independent third party experts.

The total purchase price of the rights acquired under the Assignment Agreement was US $43,868, paid to the Federal Government through funds obtained by the global offering of shares of the Company (see Note 16(a)), US $39,768 through the transfer of Brazilian Treasury Securities and the remaining US $4,100 in cash.

In accordance with ASC 932 "Extractive Activities - Oil and Gas", the rights acquired by the Company were recognized as Property Plant & Equipment (long-term asset) as acquisition costs. The acquisition cost will be depreciated based on the unit-of-production method during the period of production of the related reserves and will also be subject to the impairment test. After the production of all the volumes that we were entitled, the acquisition costs will be completely depreciated.

The Assignment Agreement provides for a subsequent revision of the volume and the price, based on an independent third party assessment. If the contract parties determine that the value of the rights acquired is higher than the initial purchase price, the Company may either pay the difference to the Brazilian federal government, in which case is expected the recognition of the difference as Property Plant & Equipment (long-term asset), or reduce the total volume acquired under the contract, in which case there would be no impact on the balance sheet. If the contract parties determine that the value of the rights acquired is lower than the initial purchase price, the Brazilian federal government will pay for the difference in cash and/or bonds, dependent of Government Budget conditions and it is expected a reduction of the amount originally recorded as Property Plant & Equipment (long-term asset) by the amount received from the Brazilian federal government.

The knowledge of the reserves and the geological uncertainties remain unchanged since the signing of the assignment agreement. The final value of the cost of the assignment will depend mainly on full knowledge: of the reserves, of the production scenarios and the technologies to be developed, which should occur not later than 2014, the deadline stipulated for the declaration of commercialization.

The Company will record any adjustment to the acquisition cost, when it is probable and determinable it will pay or receive in the future, amounts as a result of the subsequent revision.

b) Codification Topic 410 - Asset Retirement Obligations

In accordance with Codification Topic 410-20, adopted by Petrobras since January 2003, the fair value of asset retirement obligations are recorded as liabilities on a discounted basis when they are incurred, which is typically at the time the related assets are installed. Amounts recorded for the related assets will be increased by the amount of these obligations and depreciated over the related useful lives of such assets. Over time, the amounts recognized as liabilities will be accreted for the change in their present value until the related assets are retired or sold.

Measurement of asset retirement obligations is based on currently enacted laws and regulations, existing technology and site-specific costs. There are no assets legally restricted to be used in the settlement of asset retirement obligations.

A summary of the annual changes in the asset retirement obligations is presented as follows:

Liabilities

Balance as of December 31, 2008	2,825

Accretion expenses	164
Liabilities incurred	24
Liabilities settled	(4)
Revision of provision	(955)
Cumulative translation adjustment	758

Balance as of December 31, 2009	2,812

Accretion expenses	137
Liabilities incurred	1,088
Liabilities settled	(124)
Revision of provision	(858)
Cumulative translation adjustment	139

Balance as of December 31, 2010	3,194

c) Impairment

For the years ended December 31, 2010, 2009 and 2008, the Company recorded impairment charges of US $402, US $319 and US $519, respectively. During 2010, the impairment charge was primarily related to producing properties in Brazil (US $346) and due to the impairment of assets held for sale, referring to the refining and distribution segments in Argentina (US $56). The petroleum and natural gas fields that presented losses already had high maturity levels and, consequently, produced insufficient petroleum and gas to cover production costs. This factor had a reducing effect on the economic analysis that led to the recording of a provision for loss through devaluation in some fields.

Note 10 - Investments in Non Consolidated Companies and Other Investments	12 Months Ended
Dec. 31, 2010
Investments in and Advances to Affiliates Schedule of Investments [Abstract]
Note 10 - Investments in Non-Consolidated Companies and Other Investments [Text Block]

10. Investments in Non-Consolidated Companies and Other Investments

Petrobras conducts portions of its business through investments in companies accounted for using the equity and cost methods. These non-consolidated companies are primarily engaged in the petrochemicals and product transportation businesses.

		Investments
	Total ownership	2010	2009

Equity method	20% - 50% (1)	5,957	3,988
Investments at cost		355	362
Total		6,312	4,350

(1) As described further in this Note, certain thermoelectrics with ownership of 10% to 50% are also accounted as equity investments due to particularities of significant influence.

At December 31, 2010, the Company had investments interest of 36.1% with balance of US $2,867 in Braskem S.A., that were recorded according to equity method.

The Company also has investments in companies for the purpose of developing, constructing, operating, maintaining and exploring thermoelectric plants included in the federal government's Priority Thermoelectric Energy Program, with equity interests of between 10% and 50%. The balance of these investments as of December 31, 2010 and 2009 includes US $118 and US $110 respectively, and are included as equity method investments due to the Company's ability to exercise significant influence over such operations.

Note 11 - Petroleum and Alcohol Account Receivable from Federal Government	12 Months Ended
Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government [Text Block]

11. Petroleum and Alcohol Account - Receivable from Federal Government

Changes in the Petroleum and Alcohol account

The following summarizes the changes in the Petroleum and Alcohol account for the years ended December 31, 2010 and 2009:

	Year ended December 31,
	2010	2009

Opening balance	469	346
Financial income (Note 22)	3	4
Translation gain	21	119

Ending balance	493	469

In order to conclude the settlement of accounts with the Federal Goverment, pursuant to Provisional Measure n° 2.181, of August 24, 2001, and after providing all the information required by the National Treasury Office - STN, Petrobras is seeking to settle all the remaining disputes between the parties.

The remaining balance of the Petroleum and Alcohol account may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.

Note 12 - Financings	12 Months Ended
Dec. 31, 2010
Financings [Abstract]
Note 12 - Financings [Text Block]

12. Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 ("Variable Interest Entities").

The weighted average annual interest rates on outstanding short-term borrowings were 2.31% and 2.53% at December 31, 2010 and 2009, respectively.

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	As of December 31,
	Current		Non- current
	2010	2009	2010	2009
Abroad
Financial institutions	6,381	5,307	17,460	10,421
Bearer bonds - Notes	587	583	11,573	11,723
Suppliers	-	-	5	6
Trust Certificates - Senior/Junior	71	70	194	263
Other	2	2	302	384

	7,041	5,962	29,534	22,797

In Brazil
BNDES	1,269	842	19,384	18,181
Debentures - BNDES	148	137	496	518
Debentures - Other financial institutions	41	807	931	802
FINAME - Earmarked for construction of Bolívia -
Brazil gas pipeline	42	44	233	58
Advance on exchange contracts (ACC)	22	3	-	-
Export credit notes	66	632	6,295	3,548
Bank credit certificate	32	4	2,164	2,071
Other	299	-	1,434	1,066

	1,919	2,469	30,937	26,244

	8,960	8,431	60,471	49,041

Interest on debt	869	766
Current portion of long-term debt	2,883	3,406
Current debt	5,208	4,259

Total debt	8,960	8,431

· Composition of foreign currency denominated debt by currency

	As of December 31,
	2010	2009
Currencies:
United States dollars	27,583	21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28

	29,534	22,797

· Maturities of the principal of long-term debt

The long-term portion at December 31, 2010 becomes due in the following years:

2012	4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407

60,471

Interest rates on long-term debt were as follows:

	As of December 31,
	2010	2009
Foreign currency
6% or less	21,900	13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105

	29,534	22,797
Local currency
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227

	30,937	26,244

	60,471	49,041

c) Issuance of long-term debt

The main long-term funding carried out in the period from January to December 2010 is shown in the following table:

c.1) Foreign

		Amount
Company	Date	US $ million	Maturity	Description

Petrobras	Feb/2010	2,000	2019	Financing obtained from the China
				Development Bank (CDB), with a cost of
Petrobras	March/2010	2,000	2019	Libor plus spread of 2.8% p.a.

				Financing obtained from the Credit Agriclole
PNBV	Apr/2010	1,000	2015	and Investment Bank, at a rate of Libor plus
				spread of 1.625% p.a.

				Financing obtained from the Standard
PNBV	Jul/2010	1,000	2017	Chartered Bank, at a rate of Libor plus 1.79%
				p.a.

				Financing obtained from the Citibank, at a rate
PNBV	Aug/2010	1,000	2015	of Libor plus 1.61% p.a.

PNBV	Nov/2010	500	2016	Loan from Société Générale - Libor plus
				1.62%p.a.

PNBV	Nov/2010	314	2021	Loan from Citibank and EKSPORTFINANS -
				Libor plus 0.725% p.a.

		7,814

c.2) In Brazil

		Amount
Company	Date	(US $ million)	Maturity	Description

				Export credit note with an interest rate
Refap	Feb and	360	2015	between 109.4% and 109.5% of average
	Mar/2010			rate of CDI.

				Financing obtained from Banco do
Petrobras	Jun/2010		2016	Brasil, through issuance of export credit
		1,320		notes at a rate of 110.5% of average rate
				of CDI + flat fee of 0.85%.

				Financing obtained from Caixa
Petrobras	Jun/2010		2017	Economica Federal, through issuance of
		1,200		export credit notes at a rate of 112.9%
				of average rate of CDI.

				Financing obtained from Banco do
				Brasil, through the issuance of export
Petrobras	Nov/10	2,371	2016	credit notes at a rate of 109% of average
				rate of CDI + flat fee of 1.25%.

		5,251

d) Financing with offcial credit agencies

d.1) Foreign

		Amount in US $
Company	Agency	Contracted	Used	Balance	Description
	China				Libor +2.8% p.a.
Petrobras	Development	10,000	7,000	3,000
	Bank

d.2) In Brazil

		Amount in US $
Company	Agency	Contracted	Used	Balance	Description

					Program for Modernization and
Transpetro (*)	BNDES	5,404	326	5,078	Expansion of the FLEET
					(PROMEF) - TJLP+2.5% p.a. +
					3% p.a. for imported products.

Transportadora					Coari-Manaus gas pipeline -
Urucu Manaus	BNDES	1,910	1,896	14	TJLP+1.76%/1.96% p.a.
TUM(**)

Transportadora					Cacimbas-Catu gas pipeline
GASENE	BNDES	1,329	1,329	-	(GASCAC) - TJLP+1.96% p.a.

Transportadora					Cabiúnas - Vitoria gas pipeline
GASENE	BNDES	570	570	-	(GASCAV) - TJLP+1.96% p.a.

	Banco do				Commercial Credit Certificate
Petrobras	Brasil	300	212	88	(FINAME) - 4.5% p.a.

	Caixa				Bank Credit Certificate -
Petrobras	Economica	180	-	180	revolving credit - 110% of
	Federal				average CDI.

(*)Agreements for conditioned purchase and sale of 41 ships and 20 convoy vessels with 6 Brazilian shipyards in the amount of US $6,005, where 90% is financed by BNDES.

(**) On August 18, 2010 SPE Transportadora Urucu Manaus (TUM) was taken over by Transportadora Associada de Gás (TAG).

e) Guarantees and covenants

Financial institutions abroad do not require guarantees from the Company. The financing granted by BNDES - National Bank for Social and Economic Development is guaranteed by a lien on the assets being financed (carbon steel pipes for the Bolivia-Brazil gas pipeline and vessels).

On account of a guarantee agreement issued by the Federal Goverment in favor of Multilateral Loan Agencies, motivated by financings funded by TBG, counter guarantee agreements were signed, which had as signatories the Federal Government, TBG, Petrobras, Petroquisa and Banco do Brasil S.A., where TBG undertakes to entail its revenues to the order of the Brazilian Treasuary until the settlement of the obligations guaranteed by the Federal Government. This debt had an outstanding balance of US $213 and US $253 at December 31, 2010 and 2009, respectively.

In guarantee of the debentures issued, REFAP has a short-term investment account (bank deposits indexed to credit operations), tied to variations of the Interbank Deposit Certificate -CDI. REFAP has to maintain three times the value of the sum of the last installment due of the amortization of the principal and related charges.

At December 31, 2010 and 2009, Gaspetro had secured certain debentures issued to finance the purchase of the transportation rights in the Bolivia/Brazil pipeline with 3,000 shares of its interest in TBG, a subsidiary of Gaspetro responsible for the operation of the pipeline.

The Company's debt agreements contain affirmative covenants regarding, among other things provision of information; financial reporting; conduct of business; maintenance of corporate existence; maintenance of government approvals; compliance with applicable laws; maintenance of books and records; maintenance of insurance; payment of taxes and claims; and notice of certain events. The Company's debt agreements also contain negative covenants, including: without limitation; limitations on the incurrence of indebtedness; limitations on the incurrence of liens; limitations on transactions with affiliates; limitations on the disposition of assets; limitation on consolidations, mergers, sales and/or conveyances; negative pledge restrictions; change in ownership limitations; ranking; use of proceeds limitations; and required receivables coverages. Petrobras' management affirms that the Company is in compliance with the covenants within debt agreements.

Note 13 - Financial Income Expenses, Net	12 Months Ended
Dec. 31, 2010
Financial Income Expenses Net [Abstract]
Note 13 - Financial Income (Expenses), Net [Text Block]

13. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variation, allocated to income for the years ended at December 31, 2010, 2009 and 2008 are as follows:

	Years ended December 31,
	2010	2009	2008
Financial expenses

Loans and financing	(4,127)	(2,405)	(1,634)
Leasing	(10)	(30)	(41)
Losses on derivative instruments (Note 19)	(173)	(427)	(425)
Repurchased securities losses	(27)	(31)	(35)
Other	(544)	(511)	(163)

	(4,881)	(3,404)	(2,298)

Capitalized interest	3,238	2,109	1,450

	(1,643)	(1,295)	(848)

Financial income
Investments	985	712	533
Clients	153	123	129
Marketable Securities	701	392	183
Gains on derivative instruments (Note 19)	174	247	636
Other	617	425	160

	2,630	1,899	1,641

Monetary and exchange variations	714	(175)	1,584

	1,701	429	2,377

Note 14 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Leases Capital [Abstract]
Note 14 - Capital Lease Obligations [Text Block]

14. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. At December 31, 2010, assets under capital leases had a net book value of US $471 (US $750 at December 31, 2009).

The following is a schedule by year of the future minimum lease payments as of December 31, 2010:

2011	107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47

Estimated future lease payments	270

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	222

Less current portion of capital lease obligations	(105)

Long-term portion of capital lease obligations	117

Note 15 - Employees Post retirement Benefits and Other Benefits	12 Months Ended
Dec. 31, 2010
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 15 - Employees Postretirement Benefits and Other Benefits [Text Block]

15. Employees' Postretirement Benefits and Other Benefits

The balances related to Employees' Postretirement Benefits are represented as follows:

	As of
	December 31, 2010			December 31, 2009
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	369	374	743	182	325	507
Variable Contribution plan	39	-	39	187	-	187
Employees' postretirement projected benefits obligation	408	374	782	369	325	694

Long-term liabilities
Defined-benefit plan	5,719	7,889	13,608	4,419	6,544	10,963
Variable Contribution plan	132	-	132	-	-	-
Employees' postretirement projected benefits obligation	5,851	7,889	13,740	4,419	6,544	10,963

	6,259	8,263	14,522	4,788	6,869	11,657

Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	609	3,931	2,282	121	2,403
Variable Contribution plan	189	-	189	91	-	91
Tax effect	(1,194)	(207)	(1,401)	(807)	(41)	(848)
Net balance recorded in shareholders' equity	2,317	402	2,719	1,566	80	1,646

15.1) Pension plans in Brazil - Defined benefit and variable contribution

a) Petros Plan - Fundação Petrobras de Seguridade Social

The Fundação Petrobras de Seguridade Social (Petros) was established by Petrobras as a private, legally separate nonprofit pension entity with administrative and financial autonomy.

The Petros plan is a contributory defined-benefit pension plan introduced by Petrobras in July of 1970, to supplement the social security pension benefits of employees of Petrobras and its Brazilian subsidiaries and affiliated companies. The Petros Plan is now closed to new employees of the Petrobras system since September 2002.

Additionally, Petros is funded by income resulting from the investment of these contributions. The Company's funding policy is to contribute to the plan annually the amount determined by actuarial calculations. In the calendar 2010 year, benefits paid totaled US $1,054 (US $911 in 2009).

The Company's liability related to future benefits to plan participants is calculated on an annual basis by an independent actuary, based on the Projected Unit Credit method. The assets that guarantee the pension plan are presented as a reduction to the net actuarial liabilities.

The actuarial gains and losses generated by the differences between the values of the obligation and assets determined based on projections and the actual figures are respectively included or excluded from the calculation of the net actuarial liability and recorded as "Postretirement benefit reserves adjustments net of tax - pension cost", in shareholders' equity. Actuarial gains and losses are amortized during the average remaining service period of the active employees of approximately 6.5 years at December 31, 2009, in accordance with the procedure established by Codification Topic 715.

The relation between contributions by the sponsors and participants of the Petros Plan, considering only those attributable to the Company and subsidiaries in the 2010 and 2009 financial years was 1.00 to 1.00. The Company's best estimate of contributions expected to be paid in 2011 respective to the pension plan approximates US $540, with total pension benefit payments in 2011 expected to be US $1,695.

According to Constitutional Amendment No. 20 of 1998, the computation of any deficit in the defined-benefit plan in accordance with the actuarial method of the current plan (which differs from the method defined in Codification Topic 715), must be equally shared between the sponsor and the participants, by an adjustment to the normal contributions.

Petrobras and its subsidiaries sponsoring the Petros plan, trade unions and Petros executed a Financial Commitment Agreement on October 23, 2008, after legal homologation on August 25, 2008, to cover commitments with pension plans, which will be paid in semi-annually installments with interest of 6% p.a. on the debtor balance updated by the IPCA, for the next 20 years, as previously agreed during the renegotiation. At December 31, 2010, the balance of the obligation of Petrobras and subsidiaries referring to the Financial Commitment Agreement was US $2,874, of which US $175 matures in 2011, which are recognized in these consolidated financial statements.

The Company's obligation, through the Financial Commitment Agreement, presents a counterpart to the concessions made by the members/beneficiaries of the Petros Plan in the amendment of the plan's regulations, in relation to the benefits, and in the closing of existing litigations.

At December 31, 2010, Petrobras had long-term National Treasury Notes in the amount of US $2,939 (US2,363 at December 31, 2009), acquired to balance liabilities with Petros, which will be held in the Company's portfolio and used as a guarantee for the Financial Commitment Agreement.

Petrobras has aggregated information for all defined benefit pension plans. The domestic benefit plans of Petrobras, BR Distribuidora, Petroquisa, and REFAP contain similar assumptions and the benefit obligation related to Petrobras Argentina, the international plan, is not significant to the total obligation and thus has also been aggregated. All Petrobras group pension plans have accumulated benefit obligation in excess of plan assets.

The determination of the expense and liability relating to the Company's pension plan involves the use of judgment in the determination of actuarial assumptions. These include estimates of future mortality, withdrawal, changes in compensation and discount rate to reflect the time value of money as well as the rate of return on plan assets. These assumptions are reviewed at least annually and may differ materially from actual results due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates or longer or shorter life spans of participants.

According to the requirements of Codification Topic 715, and subsequent interpretations, the discount rate should be based on current prices for settling the pension obligation. Applying the precepts of Codification Topic 715, in historically inflationary environments such as Brazil creates certain issues as the ability for a company to settle a pension obligation at a future point in time may not exist as long-term financial instruments of suitable grade may not exist locally as they do in the United States.

Although the Brazilian market has been demonstrating signs of stabilization under the present economic model, as reflected in market interest rates, it is not yet prudent to conclude that market interest rates will be stable.

b) Petros Plan 2 - Fundação Petrobras de Seguridade Social

As from July 01, 2007, the Company implemented the new supplementary pension plan, a Variable Contribution (CV) or mixed plan, called Petros Plan 2, for employees with no supplementary pension plan.

Petrobras and the other sponsors fully assumed the contributions corresponding to the period in which the participants had no plan. This past service shall consider the period as from August 2002, or from the date of hiring, until August 29, 2007. The plan will continue to admit new subscribers after this date but no longer including any payment for the period relating to past service.

A portion of this plan with defined benefits characteristics refers to the risk coverage for disability and death, a guarantee of a minimum benefit and a lifetime income, and the related actuarial commitments are recorded according to the projected credit unit method. The portion of the plan with defined contribution characteristics, earmarked for forming a reserve for programmed retirement, was recognized in the results for the year as the contributions are made. In fiscal year 2010, the contribution of Petrobras and subsidiaries to the defined contribution portion of this plan was US $231.

The disbursements related to the cost of past service will be made on a monthly basis over the same number of months during which the participant had no plan and, therefore, should cover the part related to the participants and the sponsors.

The actuarial evaluation in 2009 of Fundação Petros, to attend the rules for Supplementary Pensions, showed evidence of a lower level of loss from risk events in the year, and it also observed that the balance of the collective risk fund presented an amount sufficient to cover the estimated benefits for 2010. Accordingly, the Foundation followed the actuary's suggestion that the risk contributions were redirected to the member's account in the plan during the first semester of 2010.

15.2) Pension plans abroad - Defined benefit

The main defined benefit plans offered by the subsidiaries of Petrobras Internacional Braspetro B.V. (PIB BV), are as follows:

  Petrobras Energía S.A.

a) "Termination Indemnity" Plan

This is a benefit plan in which employees who meet certain targets are eligible on retirement to receive one month's salary for each year they have worked in the company, according to a decreasing scale, according to the number of the years the plan has existed.

b) "Compensating Fund"

This benefit is available to all Pesa employees who have joined the defined contribution plans in force in the past and who joined the company prior to May 31, 1995 and have accumulated the required time of service.

  Nansei Sekiyu S.A.

The Nansei Sekiyu Refinery offers its employees a programmed supplementary retirement benefits plan, a defined benefit plan, where the members in order to become eligible for the benefit need to be at least 50 years old and have 20 years service in the company. Contributions are made only by the sponsor.

15.3) Other defined contribution plans

The subsidiaries Transpetro and some subsidiaries of Petrobras sponsor defined contribution retirement plans for their employees

15.4) Plan assets

Investment Policies and Strategies

The Corporation's investment strategy for benefit plan assets reflects a long-term view, a careful assessment of the risks inherent in various asset classes and diversification to reduce the risk of the portfolio. The plan asset portfolio should follow the policies established by the Central Bank of Brazil. The fixed income funds are largely invested in corporate and government debt securities. The target asset allocation for the period between 2011-2015 is (25%-70%) fixed income, (15%-50%) variable income, (1,5%- 8%) real estate, (0%-15%) loans to participants of the plan and (2,5% - 15%) other investments.

Fair Value Measurements at December 31, 2010 (US $ millions)
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Allocation %

Fixed Income	14,810	9,483	5,327	-	54%
Corporate bonds	5,254	-	5,254	-	19%
Government bonds - Brazil	9,483	9,483	-	-	35%
Others	73	-	73	-	-
Variable income	10,974	6,280	1,319	3,375	40%
Brazilian Equity Securities	6,280	6,280	-	-	23%
Equity funds	4,670	-	1,296	3,374	17%
Other Investments	24	-	23	1	-
Real estate	877	-	-	877	3%

	26,661	15,763	6,646	4,252	97%

Loans	679				3%

Total	27,340				100%

Loans are valued at cost, which approximates fair value. Fair values of fixed income assets include government bonds and the fair value is based on observable quoted prices that are traded on active exchanges (Level 1).

Fair values of Brazilian equity securities categorized in Level 1 are primarily based on quoted market prices. The equity securities include investments in the Company's common stock and preferred shares in the amount of US $1,042 and US $790, respectively, at December 31, 2010.

Corporate debt securities are estimated using observable inputs of comparable market transactions. Other equity funds have their fair value estimated using the variation of quoted prices in active markets for identical assets adjusted for transaction costs of the funds and are treated as a Level 2.

The fair value of equity funds Level 3 are calculated using the discounted cash flow. The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period is:

	US $ million
	Private equity funds	Other Investiments	Real estate	Total

Total at December 31,2009	2,403	10	505	2,918
Profitability of Plan Assets:	841	-	142	983
Purchases, Sales and Settlements	8	(9)	202	201
Gain on translation	122	-	28	150

Total at December 31, 2010	3,374	1	877	4,252

The investment portfolio of the Petros Plan and Petros 2 at December 31, 2010 was composed of: 54% of fixed income, with expected profitability of 6.2% p.a.; 40% of variable income, with expected profitability of 8% p.a.; and 6% of other investments (transactions with members, real estate and infrastructure projects), which resulted in an average interest rate of 6.78% p.a.

15.5) Health care benefits - "Assistência Multidisciplinar de Saúde" (AMS)

Petrobras and its Brazilian subsidiaries maintain a health care benefit plan (AMS), which offers defined benefits and covers all employees (active and inactive) together with their dependents. The plan is managed by the Company, with the employees contributing fixed amounts to cover principal risks and a portion of the costs relating to other types of coverage in accordance with participation tables defined by certain parameters including salary levels, besides the Medicine Benefit, which provides special terms on the acquisition of certain medicines from participating drugstores, located throughout Brazil.

The Company's commitment related to future benefits to plan participants is calculated on an annual basis by an independent actuary, based on the Projected Unit Credit method. The health care plan is not funded or otherwise collateralized by assets. Instead, the Company makes benefit payments based on costs incurred by plan participants.

15.5) Health care benefits - "Assistência Multidisciplinar de Saúde" (AMS)

For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed upon adoption of Codification Topic 715. The annual rate was assumed to decrease to 4.5% from 2007 to 2036.

Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One percentage	One percentage
	point-increase	point-decrease

Effect on total of services and interest cost component	147	(119)
Effect on postretirement benefit obligation	1,210	(991)

15.6) Funded Status, net periodic benefit cost and accumulated other comprehensive income

a) Funded status of the plans

The funded status of the plans at December 31, 2010 and 2009, based on the report of the independent actuary, and amounts recognized in the Company's balance sheets at those dates, are as follows:

	2010			2009
	Pension Plans			Pension Plans
			Health Care Benefits			Health Care Benefits
	Defined-Benefits	Variable Contribution		Defined-Benefits	Variable Contribution

Change in benefit obligation:
Benefit obligation at beginning of year	27,276	302	6,869	16,041	128	4,225
Service cost	239	61	117	165	53	75
Interest cost	3,094	35	783	2,371	19	630
Plan change	-	-	-	-	-	-
Actuarial loss (gain)	2,292	28	480	3,403	42	575
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Variable contribution new pension plan	-	-	-	-	-	-
Other	(3)	-	-	(20)	1	-
Gain on translation	1,308	16	328	6,225	61	1,600

Benefit obligation at end of year	33,154	440	8,268	27,276	302	6,869

Change in plan assets:
Fair value of plan assets at beginning of year	22,674	116	-	14,079	36	-
Actual return on plan assets	3,812	19	-	3,703	14	-
Company's contributions	460	-	309	327	23	236
Employees' contributions	219	-	-	179	23	-
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Other	2	-	-	(5)	-	-
Gain on translation	1,088	4	-	5,300	21	-

Fair value of plan assets at end of year	27,203	137	-	22,674	116	-

Funded status	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Amounts recognized in the balance sheet consist of:
Current liabilities	(105)	(303)	(374)	(183)	(186)	(325)
Long-term liabilities	(5,846)	-	(7,894)	(4,419)	-	(6,544)

	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Unrecognized net actuarial loss	3,047	62	590	2,200	29	101
Unrecognized prior service cost	275	127	19	82	62	20

Accumulated other comprehensive income	3,322	189	609	2,282	91	121

Net amount recognized	(2,629)	(114)	(7,659)	(2,320)	(95)	(6,748)

b) Net periodic benefit cost

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined- Benefits	Variable Contribution		Defined- Benefits	Variable Contribution

Service cost-benefits earned during the year	243	62	119	165	53	75
Interest cost on projected benefit obligation	3,148	36	797	2,371	19	630
Expected return on plan assets	(2,682)	(17)	-	(1,995)	(8)	-
Amortization of net prior service cost	64	10	4	59	9	2
Gain (loss) on translation	(1)	-	-	53	6	104
	772	91	920	653	79	811

Employees' contributions	(223)	-	-	(179)	(23)	-

Net periodic benefit cost	549	91	920	474	56	811

c) Accumulated other comprehensive income

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution		Defined Benefits	Variable Contribution

Accumulated other comprehensive income at beginning of year	2,282	90	121	253	95	(404)
Net actuarial loss/(gain)	1,118	96	480	1,800	(82)	575
Amortization of actuarial (loss)/gain	(1)	(1)	-	-	-	-
Net prior service cost	-	-	-	-	-	-
Amortization of net prior service cost	(60)	(9)	(2)	(51)	(8)	2
Gain/(loss) on translation	(17)	13	10	280	86	(52)

Accumulated other comprehensive income at end of year	3,322	189	609	2,282	91	121

Amounts included in accumulated other comprehensive income at December 31, 2010, that are expected to be amortized into net periodic postretirement cost during 2011 are provided below:

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution
Unrecognized net actuarial loss (gain)	1	1	2
Unrecognized prior service cost	61	9	-

d) Assumptions

The main assumptions adopted in 2010 and 2009 for the actuarial calculation are summarized as follows:

	2010	2009

Discount rate	Inflation 5.3% to 4.3% p.a. (1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a. (1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a. (3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific

(1) Inflation decreasing linearly in the next 5 years when it becomes constant.
(2) The Company uses a methodology for computing an equivalent real rate from the future curve of return of the longest term government bonds, considering in the calculation of this rate the maturity profile of the pension and health care liabilities.
(3) Average turnover which varies according to age and time of service.
(4) Decreasing rate attaining in the next 30 years the projected long-term expectations for inflation.

e) Cash contributions and benefit payments

In 2010, the Company contributed US $460 to its pension plans. In 2011, the Company expects contributions to be approximately US $540. Actual contribution amounts are dependent upon investment returns, changes in pension obligations and other economic factors. Additional funding may ultimately be required if investment returns are insufficient to offset increases in plan obligations.

The following benefit payments, which include estimated future service, are expected to be paid by the pension fund in the next 10 years:

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution

2011	1,687	8	370
2012	1,887	13	411
2013	2,082	19	456
2014	2,287	26	499
2015	2,510	34	552
Subsequent five years	16,247	364	3,641

Note 16 - Shareholders Equity	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note [Abstract]
Note 16 - Shareholders Equity [Text Block]

16 Shareholders' Equity

a) Capital

The Company's subscribed and fully paid-in capital at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares (5,073,347,344 common shares and 3,700,729,396 preferred shares at December 31, 2009). The preferred shares do not have any voting rights and are not convertible into common shares and vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The Extraordinary General Meeting held on March 24, 2008, decided to effect a split of each Company's share into two, resulting: (a) in a free distribution of 1 (one) new share of the same type for each original share and based on the shareholding structure at April 25, 2008; (b) in a free distribution of 1 (one) new American Depository Shares (ADS) of the same type for each original ADS and based on the shareholding structure at April 25, 2008. At the same date, an amendment to article 4 of the Company's bylaws to cause capital be divided into 8,774,076,740 shares, of which 5,073,347,344 are common shares and 3,700,729,396 are preferred shares, with no nominal value, was approved. This amendment to the Company's bylaws is effective from April 25, 2008. The relation between the ADS and shares of each class remains of 2 (two) shares for one ADS. All share, ADS, per share and per ADS information in the accompanying financial statements and notes have been adjusted to reflect the result of the share split.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company's voting shares.

a.1) Capital increase

  Capital increase with reserves in 2010

The Special General Shareholders' Meeting, held jointly with the General Shareholders' Meeting on April 22, 2010, approved the increase in the Company's capital from US $36,194 (R $78,967 million) to US $39,741 (R $85,109 million), through the capitalization of part of the profit reserves in the amount of US $3,251 (R $5,627 million), where US $519 (R $899 million) is from the statutory reserve, US $2,724 (R $4,713 million) from the profit retention reserve, in accordance with article 199, of Law 6404/76, US $8 (R $15 million) from part of the tax incentive reserve formed in 2009, in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Ministry of National Integration, and from capital reserves in the amount of US $296 (R $515 million).

  Capital increase with issuing of shares

On September 23, 2010, the Board of Directors of Petrobras approved a capital increase from US $39,741 (R $85,109 million) to US $106,655 (R $200,161 million) through the issuance of 2,293,907,960 common shares and 1,788,515,136 preferred shares, with the same rights of its existing shares.

On September 29, 2010, as a result of the Global Offering of the abovementioned shares, Petrobras raised US $66,914 (R $115,052 million), US $39,768 (R $67,816 million) represented by Brazilian Treasury Shares and the remaining US $27,146 (R $47,236 million) in cash. All the Brazilian Treasury Shares and part of the cash raised was used to settle the Assignment Agreement (see Note 9(a)).

As a result of the issuance, Petrobras' total capital was represented by 7,367,255,304 common shares and by 5,489,244,532 preferred shares as of September 30, 2010.

On October 1, 2010, the Board of Directors of Petrobras approved the issuance of 75,198,838 common shares and 112,798,256 preferred shares, resulting from the offering green shoe, with the same prices and rights of the previously shares issuance. As a result of the issuance, Petrobras raised US $3,091 (R $5,196 million) and its total capital is represented by 7,442,454,142 common shares and by 5,602,042,788 preferred shares.

  Capital increase with reserves in 2011

The Management of Petrobras will propose to the Special General Shareholders' Meeting to be held jointly with the General Shareholders' Meeting for 2011, a capital increase for the Company from US $109,746 (R $205,357) to US $109,760 (R $205,380), through capitalization of part of the tax incentive profit reserve established in 2010 in the amount of US $14 (R $23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization will be made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6404/76.

a.2) Subsequent Amendment of the Bylaws

Subsequent to the balance sheet date, at an Extraordinary General Shareholders' meeting, held on January 31, 2011, it was approved the amendment of the Company's bylaws as follows:

a) to amend article 4, main clause, in order to establish that the Company's capital is now reported as being US $109,746 (R $205,357), divided into 13,044,496,930 registered, book-entry shares, with no par value, of which 7,442,454,142 are common shares and 5,602,042,788 are preferred shares;

b) to exclude paragraphs 1, 2 and 3 of article 4, in order to withdraw the limit of authorized capital for common and preferred shares issued by the Company, which, in the terms of Law 6.404/76, would permit under certain circumstances an increase in the Company's capital regardless of statutory amendments, through a decision of the Board of Directors;

c) to insert a new first paragraph in article 4, in order to establish that capital increases through the issuing of shares will be submitted previously to the decision of the General Shareholders' Meeting;

d) to renumber as paragraph 2, the current paragraph 4 of article 4;

e) to renumber as paragraph 3, the current paragraph 5 of article 4;

f) to exclude clause IX of the article, which establishes the jurisdiction for the Board of Directors to decide on capital increases within the authorized limit, since the Company will no longer have authorized capital;

g) to amend clause III of article 40, which defines increases in capital as jurisdiction of the General Shareholders' Meeting, deleting the exceptions to the hypotheses of authorized capital, which will no longer exist; and

h) to exclude article 62, which defines the transitory provisions approved in the Special General Shareholders' Meeting of June 22, 2010.

b) Additional Paid in Capital

b.1) Expenditures with the issuing of shares

The Global Offering direct costs in the amount of US $279, net of taxes, were recorded in shareholders' equity.

c) Appropriated retained earnings

Brazilian Law and the Company's bylaws require that certain appropriations be made from retained earnings to reserve accounts annually. The purpose and basis of appropriation to such reserves are as follows:

  Legal reserve

This reserve is a requirement for all Brazilian corporations and represents the annual appropriation of 5% of net income as stated in the statutory accounting records up to a limit of 20% of capital stock. The reserve may be used to increase capital or to compensate for losses, but may not be distributed as cash dividends.

  Statutory reserve

This reserve is provided through an amount equivalent to a minimum of 0.5% of subscribed and fully paid in capital at year-end. The reserve is used to fund the costs incurred with research and technological development programs. The accumulated balance of this reserve cannot exceed 5% of the capital stock, according to Article 55 of the Company's bylaws.

  Tax incentive reserve

This reserve consists of investments in tax incentives, arising from allocations of part of the Company's income tax. It relates to tax incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentived activities. Up to December 31, 2010, this incentive amounted to US $131 (US $167 on December 31, 2009), which may only be utilized to offset losses or for a capital increase, as provided for in Article 545 of the Income Tax Regulations and has been accounted for under the flow through method.

On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct this incentive from income tax payable, covering the tax years of 2006 until 2015.

  Undistributed earnings reserve

The destination of net income for the year ended December 31, 2010, includes retention of profits of US $12,914 with a US $12,172 amount, arising from net income for the year, and US $742 originating from the initial adoption of IFRS. This proposal is intended cover to partially meet the annual investment program established in the 2011 capital budget, to be decided in the General Shareholders' Meeting for 2011.

d) Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Year ended December 31,
	2010	2009	2008

Net income for the year attributable to Petrobras	19,184	15,504	18,879

Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,148)	(1,589)	(1,027)

Remaining net income to be equally allocated to common and preferred shares	13,666	12,756	17,103

Weighted average number of shares outstanding
Common/ADS	5,683,061,430	5,073,347,344	5,073,347,344
Preferred/ADS	4,189,764,635	3,700,729,396	3,700,729,396

Basic and diluted earnings per share
Common and preferred	1.94	1.77	2.15

Basic and diluted earnings per ADS	3.88	3.54	4.30

e) Dividends and interest on shareholders' equity

In accordance with the Company's bylaws, holders of preferred and common shares are entitled to a minimum dividend of 25% of annual net income as adjusted under Brazilian Corporate Law. In addition, the preferred shareholders have priority in the receipt of an annual dividend of at least 3% of the book value of the shares or 5% of the paid-in capital in respect of the preferred shares as stated in the statutory accounting records. As of January 1, 1996, amounts attributed to shareholders as interest (see below) can be deducted from the minimum dividend computation. Dividends are paid in Brazilian reais. No withholding tax is payable on distributions of dividends made since January 1, 1996.The Company provides either for its minimum dividends or for the total interest on shareholders'equity where the tax benefit has been recognized as of December 31.

Brazilian corporations are permitted to attribute interest on shareholders' equity, which may either be paid in cash or be used to increase capital stock. The calculation is based on shareholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Taxa de Juros de Longo Prazo (long-term interest rate or the "TJLP") as determined by the Brazilian Central Bank. Such interest may not exceed the greatest of 50% of net income or 50% of retained earnings plus revenue reserves. Interest on shareholders' equity, is subject to withholding tax at the rate of 15%, except for untaxed or exempt shareholders, as established by Law No. 9,249/95.

e.1) Dividends and interest on shareholders' equity - fiscal year 2010

The proposed dividends as of December 31, 2010, in the amount of US $6,780 include interest on shareholders' equity in the total amount of US $5,857, approved by the Board of Directors, as follows:

Portion	Date of board of directors approval	Shareholders' positions	Date payment	Value of the portion - US $ million
1st Portion Interest on shareholders' equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders' equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders' equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders' equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders' equity	02.25.2011	03.21.2010		1,308
Dividends	02.25.2011			923

				6,780

This interest on shareholders' equity should be discounted from the remuneration that will be distributed at the closing of the fiscal year 2010. The amount will be monetarily updated according to the variation of the SELIC rate since the date of effective payment until the end of the aforementioned fiscal year.

Interest on shareholders' equity was included with the proposed dividend for the year, as established in the Company's bylaws, and generated an income tax and social contribution credits of US $1,991 (US $1,331 in 2009, and US $995 in 2008) (see Note 3).

Note 17 - Acquisition/Sales of Assets and Interests	12 Months Ended
Dec. 31, 2010
Domestic and International Acquisitions [Abstract]
Note 17 - Domestic and International Acquisitions [Text Block]

17. Acquisition/Sales of Assets and Interests

a) Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. In accordance with Codification Topic 350 -Goodwill and Other Intangible Assets ("ASC 350"), the Corporation's goodwill is not amortized, but is tested for impairment at a reporting unit level, which is an operating segment or one level below an operating segment. The Company conducts its annual goodwill impairment review in the fourth quarter of each year and whenever events and changes in circumstances suggest that the carrying amount may not be recoverable.

Goodwill impairment encompasses a two step approach. In the first step the Company compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value is lower than the carrying amount including goodwill, there is an indication of impairment loss that is measured by performing the second step. In the second step, the estimated fair value from the first step is used as the purchase price in a hypothetical acquisition of the reporting unit. Purchase business combination accounting rules are followed to determine a hypothetical purchase price allocation to the reporting unit's assets and liabilities. The residual amount of goodwill that results from this hypothetical purchase price allocation is compared to the recorded amount of goodwill for the reporting unit, and the recorded amount is written down to the hypothetical amount, if lower.

Change in the balance of goodwill for the years ended December 31, 2010 and 2009:

Balance as of December 31, 2008	118
Cumulative translation adjustment	21
Balance as of December 31, 2009	139
Acquisitions in Chile	49
Cumulative translation adjustment	4
Balance as of December 31, 2010	192

b) Business combinations

  Acquisition of distribution interests in Chile

On April 30, 2009, Petrobras, through its wholly owned subsidiaries Petrobras Venezuela Investments & Services B.V. e Petrobras Participaciones, S.L., located in the Netherlands and Spain, respectively, concluded the process for the acquisition of the distribution and logistics businesses of ExxonMobil in Chile, with the payment of US $463, net of the cash and cash equivalents of the purchased companies. During 2010, the Company recorded goodwill of US $49 after concluding fair value assessment of the distribution and logistics business acquired in Chile. Due to immateriality, proforma information has not been presented.

On December 1, 2009 Petrobras acquired Chevron Chile S.A.C, which produces and sells lubricants of the Texaco brand in Chile, for approximately US $14.

  Increase of interest in the capital of Breitener Energética S.A.

On December 31, 2009, Petrobras had 30% of the capital of Breitener Energética S.A., a company established for the purpose of generating electric power, located in the city of Manaus, in the state of Amazonas. On February 12, 2010, Petrobras obtained control of Breitener by acquiring an additional 35% of interest for US $2. As a result of the acquisition, Petrobras has 65% of interest in Breitener Energética S.A. Due to immateriality, proforma information has not been presented.

c) Acquisition of affiliated companies

  Acquisitions in the Biofuel Segments

In 2009 and 2010, Petrobras acquired interest in companies of the biofuel segment, as follows:

Date of the acquisition	Company	% of shares	Value of the acquisition - US $ million

December 8, 2009	BSBios Marialva Indústria e Comércio	50	32
August 24, 2010	Bioóleo Industrial e Comercial	50	11
November 1, 2010	Nova Fronteira Bioenergia S.A.	37.05	155
January 18, 2010	Total Agroindústria Canavieira S.A.	40.37	79
May 14, 2010	Açúcar Guarani S.A.	45.7	380

  Brasil Carbonos S.A.

On December 22, 2010, the Company acquired 49% of the total shares of Brasil Carbonos S.A from the Unimetal Group for the amount of US $ 27. In the evaluation of the fair value of the net assets acquired, a surplus value of US $ 17 was identified in the property, plant and equipment.

  Investment agreement between Petrobras, Petroquisa, Braskem, Odebrecht and Unipar

On January 22, 2010, Petrobras and Odebrecht and Unipar entered into an agreement to consolidate all its petrochemical interests into Braskem, which was concluded on December 27, 2010, through the following transactions:

In April 2010, Petrobras contributed to Braskem approximately US $1,388, through an affiliate, as a result of a private subscription.

On April 27, 2010, Braskem acquired from Unipar 60% of Quattor Participações and, on May 10, 2010, 100% of Unipar Comercial and 33.33% of Polibutenos.

On June 18, 2010, shares representing 40% of interest in Quattor Participações S.A. held by Petrobras were exchanged by 18,000,087 new common shares issued by Braskem. The exchange was accounted for in accordance with ASC 860 "Transfers and Servicing", based on the fair value of the interest received from Braskem at the date of the transaction. As a result of the transaction a loss of US $226, net of tax, was recognized.

On August 17, 2010, Braskem transferred 1,515,433 of its preferred shares held by Odebrecht to the Company, for a nominal amount in order to accomplish the terms of the agreement.

On August 30, 2010, shares representing 10% of interest in Rio Polímeros S.A. held by Petrobras were exchanged into 1,280,132 new preferred shares issued by Braskem. The exchange was accounted for in accordance with ASC 860 "Transfers and Servicing", based on the fair value of the interest received from Braskem at the date of the transaction. As a result of the transaction a loss of US $ 46, net of tax, was recognized.

On December 27, 2010, the incorporation of the shares of Quattor Petroquímica into Braskem was concluded.

As a result of the abovementioned transactions, Petrobras increased its interest in Braskem from 25.41% to 36.1% throughout 2010.

d) Acquisition of minority interest

  Sale option of the Pasadena refinery by Astra

In a decision reached on April 10, 2009, in the existing arbitration process between Petrobras America Inc - PAI and others and Astra Oil Trading NV - ASTRA and others, the exercise of the put option by ASTRA with respect to PAI, of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI"), was considered valid.

According to the decision reached, the consideration to acquire the remaining shareholding interest in the refinery and in the trading company in Pasadena was fixed at US $466.

In March 2009, a loss was recognized in the amount of US $147, corresponding to the difference between the fair value of the net assets and the value defined by the arbitration panel. As a result of this decision, the Company recorded a charge of US $289 in Additional Paid in Capital due to the acquisition of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI").

There are still judicial proceedings ongoing asking for indemnifications by both parties and others revindications.

  Sale option of the Nansei Sekiyu refinery

On April 1, 2010 the Sumitomo Corporation announced its interest in exercising the right of sale to Petrobras, through its wholly owned subsidiary Petrobras Internacional Braspetro B.V., "PIBBV", of 12.5% of the shares of the capital of the Nansei Sekiyu K.K. refinery (Nansei). The remaining shares (87.5%) are already owned by PIBBV since 2008.

The share purchase agreement was signed on September 29, 2010, and on October 20, 2010 the payment was made in the amount equivalent to US $29 (R $48,843 thousand -JPY 2,365,268 thousand ), through the delivery of the shares.

As a result of the exercise of the right of sale by Sumitomo Corporation, a loss was recognized in the amount of US $10 corresponding to the difference between the fair value of the shares and the estimated purchase price.

  Acquisition of a shareholding interest in Refinaria Alberto Pasqualini S.A. - REFAP

On December 14, 2010 Downstream Participações Ltda signed the Agreement for Purchase and Sale of Shares with Repsol YPF for acquisition of 30% of the capital of Refinaria Alberto Pasqualini S.A. (Refap) for US $350. This transaction with minority shareholders resulted in a decrease of US $71 in the net equity attributable to the Company's shareholders, as an additional paid in capital.

With this acquisition, Downstream holds 100% of the control of the shares of Refap. Repsol had acquired a 30% interest in 2001, as a result of an exchange of assets made between the companies.

  Specific purpose entities

In 2009 and 2010 Petrobras exercised options to acquire all the shares from non-controlling owners of certain Variable Interest Entities, which were previously consolidated. In accordance with ASC 810, these acquisitions were accounted for in additional paid in capital.

			% of shares		Additional paid in capital
Date of option	Project	Corporate name of the SPE	2009	2010	2009	2010

04/30/2009	Marlim	Marlim Participações S.A	100%
12/11/2009	CLEP	Companhia Locadora de
		Equipamentos Petrolíferos	100%		983
12/30/2009	NovaMarlim	NovaMarlim Participações S.A.	43.43%	56.57%	13	1
03/16/2010	Cabuínas	Cayman Cabiúnnas Investment
		Co. Ltd.		100%
08/05/2010	Amazônia	Transportadora Urucu Manaus
		S.A - TUM		100%		99
09/01/2010	Barracuda &	Barracuda & Caratinga Holding
	Caratinga	Company B.V.		100%		(572)
					996	(472)

e) Sale of assets and other information

  Sale of the San Lorenzo refinery and part of the distribution network in Argentina

On May 4, 2010, Petrobras Argentina S.A. (formerly Petrobras Energia S.A.) approved the terms and conditions of the agreement for the sale to Oil Combustibles S.A. of refining and distribution assets in Argentina. The deal comprises a refinery located in San Lorenzo in the province of Santa Fé, a fluvial unit and a fuel trading network connected to this refinery, consisting of 360 sales points and associated wholesaler clients.

The offer for the aforementioned assets was approximately US $36. In addition, on the closing date the petroleum inventories and the different products will be sold to Oil Combustibles for approximately US $74. The total amount of the transaction is estimated at around US $110.

The transaction is in the process of approval by the administrative authorities required by the prevailing legislation in Argentina.

The transaction does not consider the sale of the reformer unit that Petrobras Argentina has in its Puerto General San Martín Petrochemical Complex.

  Acquisition of Gás Brasiliano Distribuidora S.A.

On May 26, 2010 Petrobras S.A., through its subsidiary Petrobras Gás S.A. (Gaspetro), entered into an agreement with Enti Nazionale Idrocarburi S.p.A. (ENI) for acquisition of 100% of the shares of Gas Brasiliano Distribuidora S.A. (GBD), for the approximate amount of US $250, subject to adjustments due to the value of the company's working capital on the date of settlement of the transaction.

Transfer of the control will be made only after the conclusion of the transaction, which is subject to approval by the Regulatory Agency for Sanitation and Energy of the State of Sao Paulo (ARSESP).

  Operations in Ecuador

In 2006, the Ecuadorian government began a series of tax and regulatory reforms with respect to hydrocarbon activities, which significantly affected the agreements for participation in exploration blocks. As from November 24, 2010, all the exploration agreements in force until then had to migrate to service agreements.

Petrobras Argentina S.A. (PESA), through Sociedade Ecuador TLC S.A., holds a 30% interest in the exploration agreements for Block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador.

PESA decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

Also in Ecuador, PESA has a Ship or Pay agreement entered into with Oleoducto de Crudos Pesados Ltd (OCP) for transporting oil, which is in force since November 10, 2003 with an effective term of 15 years. On account of the commitments assumed for the transport capacity contracted and not used due to the decrease in the volume of oil traded, it recorded liabilities of US $85 at December 31, 2010.

Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Note 18 - Commitments and Contingencies [Text Block]

18. Commitments and Contingencies

a) Commitments

  Commitments for purchase of natural gas

Petrobras entered into an agreement with Yacimientos Petrolíferos Fiscales Bolivianos (YPFB), to purchase a total of 201.9 billion m3 of natural gas during the term of the agreement, undertaking to purchase minimum annual volumes at a price calculated according to a formula indexed to the price of fuel oil. The agreement is valid until 2019 and will be renewed until the total contracted volume has been consumed. The pipeline achieved an average throughput of 22.0 million cubic meters per day during 2010.

In the period between 2002 and 2005, Petrobras bought less than the minimum volume established in the agreement with YPFB and paid US $81, referring to the volumes not transported, the credits for which will be realized through the drawing of future volumes.

The commitments for purchases of gas up to the end of the agreement represent annual average volumes of 24 million cubic meters per day.

In the fourth quarter of 2009 Petrobras and YPFB signed a contractual addendum which regulates the payment of additional amounts to YPFB referring to the quantity of liquids (heavy hydrocarbons) present in the natural gas imported by Petrobras from YPFB through a Gas Supply Agreement (GSA). The addendum establishes additional amounts between US $100 and US $180 per year, applied to the volumes of gas delivered as from May 2007. With respect to 2007, the obligation for additional payment by Petrobras was recorded as a provision and was settled in February 2010. The payment of the amounts referring to subsequent years will only be due after compliance with a condition precedent established in the addendum, which will demand additional negotiations with YPFB.

  Commitments for purchase of oil and oil products

In an effort to ensure procurement of oil products for the Company's customers, the Company currently has several short and long-term normal purchase contracts with maturity dates up to 2019, which collectively obligate it to purchase a minimum of approximately 453,802 barrels of crude oil and oil products per day at market prices.

  Minimum operating lease payments

The Company is committed to make the following minimum payments related to operating leases as of December 31, 2010:

2011	10,645
2012	9,511
2013	7,622
2014	6,232
2015	3,481
2016 and thereafter	10,587

Minimum operating lease payment commitments	48,078

The Company incurred US $5,943, US $3,939 and US $2,983, in rental expense on operating leases at December 31, 2010, 2009 and 2008, respectively.

  Guarantees for concession agreements for petroleum exploration

Petrobras provided guarantees to the ANP for the minimum exploration program defined in the concession contracts for exploration areas, totaling US $3,209 (US $2,355 in 2009). Out of this total, US $2,849 (US $2,042 in 2009) represents a pledge on the oil to be extracted from previously identified fields already in production, for areas in which the Company had already made commercial discoveries or investments. For areas whose concessions were obtained by bidding from the ANP, Petrobras has given bank guarantees totaling US $1,096 through December 31, 2010 (US $333 in 2009).

b) Litigation

Petrobras is subject to a number of commitments and contingencies arising in the normal course of its business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, and environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not predictable.

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising in the normal course of its business. Based on the advice of its internal legal counsel and management's best judgment, the Company has recorded accruals in amounts sufficient to provide for losses that are considered probable and reasonably estimable. At December 31, 2010 and 2009, the respective amounts accrued by type of claims are as follows:

	As of December 31,
	2010	2009
Labor claims	119	71
Tax claims	361	94
Civil claims	214	272
Commercials claims and other contingencies	66	63
Total	760	500
Current contingencies	-	(31)
Long-term contingencies	760	469

As of December 31, 2010 and 2009, in accordance with Brazilian law, the Company had paid US $1,674 and US $1,158 respectively, into federal depositories to provide collateral for these and other claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

b.1) Proceedings classified as probable losses

The principal proceedings, disclosed previously as a possible loss, this quarter are classified as a probable loss, due to the development of the legal case or agreements in progress, as follows:

  ICMS - Sinking of Platform P-36

In 2001, Platform P-36 was imported by Petrobras through temporary admission in accordance with the special regime for imports and exports (REPETRO) which suspends taxation and, therefore, on this occasion state taxes were not due.

With the sinking of the platform, in March 2001, the State of Rio de Janeiro initiated actions for collection of the suspended ICMS through tax foreclosure proceedings as it understands that there will no longer be return of the platform.

In February 2010, with an unfavorable decision at the last level of appeals in the Superior Court of Rio de Janeiro, Petrobras began to evaluate the legal aspects of the suit and the economic aspects of the use of the benefits of tax amnesty established in State Law 5,647, of January 18, 2010, which permits elimination of fines and an expressive decrease in other charges, as well as the possibility of payment with court order debts.

Petrobras adhered to the payment conditions of the aforementioned State Law, fixing the total amount agreed upon with the State of Rio de Janeiro in the amount of US $269, where US $65 was in court order debts.

  Triunfo Agro Industrial S.A and others

During the year 2000, Triunfo Agro Industrial and Others filed a suit against Petrobras, claiming losses and damages as a result of the annulling of a credit assignment transaction - excise tax (IPI) premium. The hearing by the Superior Court of Rio de Janeiro, in the second instance, was unfavorable to Petrobras and approval was denied for the appeal lodged by the Company.

Parallely to the filing of the aforementioned appeals, on September 28, 2010 Petrobras filed a motion for annulling judgment before the Full Bench of the Superior Court of Rio de Janeiro, where it obtained, by 20 votes to one, an injunction that prohibits any withdrawal of values on the part of the plaintiffs.

Based on its legal counsels' advice, the Company has assessed risk of loss to be probable. The maximum estimated exposure as at December 31, 2010, is around US $298, which has been provided. The Company has a balance of deposits in court for this process in the amount of US $205, resulting in a net amount of US $94.

  Notice of infraction - National Agency for Petroleum, Natural Gas and Biofuel - ANP

On July 1, 2010, the Company received a notice that a suit had been filed by ANP, in the amount of US $133, for the alleged miscalculations of the special participation tax basis in the Barracuda and Caratinga fields. On July 15, 2010, Petrobras filed its defense with ANP.

On September 30, ANP presented a new official letter, with a review of the amount for the official notification, as it understands that part of the leasing agreement would not consist of a financing transaction.

On October 28, 2010, Petrobras filed with ANP a request for payment in installments over 30 months in a total amount of US $52, based on the amount established in Official letter 646/2010/SPG, of October 15, 2010. Until December 31, 2010, the Company had paid three installments.

Plaintiff: The Fisherman's Federation of the State of Rio de Janeiro (FEPERJ)

On behalf of its members, FEPERJ is making a number of claims for indemnification as a result of an oil spill in Guanabara Bay which occurred on January 18, 2000. At the time, Petrobras paid out extrajudicial indemnification to all who proved they were fishermen when the accident happened. According to the records of the national fishermen's registry, only 3,339 people were eligible to claim indemnification.

On February 2, 2007, the decision, partially accepting the expert report, was published and, on the pretext of quantifying the amount of the conviction, established that the parameters for the respective calculation based on the criteria would result in an amount of US $661. Petrobras appealed against this decision before the Court of Appeals of Rio de Janeiro, as the parameters stipulated in that the decision had already been specified by the Court of Appeals of Rio de Janeiro, itself. The appeal was accepted. On June 29, 2007, the decision of the First Civil Chamber of the Court of Appeals of the State of Rio de Janeiro was published, denying approval of the appeal filed by Petrobras and approving the appeal lodged by FEPERJ. Special appeals were lodged by Petrobras against this decision, which in a decision handed down on November 19, 2009 by the Superior Court of Justice, were considered fit annul the court decision of the First Civil Chamber of the Superior Court of Rio de Janeiro. Publication of the court decision is being awaited in order to evaluate whether new appeals will be lodged by FEPERJ, or whether the process will be returned to the Superior Court of Rio de Janeiro for a new hearing.

In accordance with the Company's expert assistant calculation, the recorded amount ofUS $30 represents the award that will be set by the court at the end of the process. Based on its legal counsels' advice, the Company has assessed risk of loss to be probable.

Plaintiff: Federal Revenue Department of Rio de Janeiro - Income Tax Withheld at Source related to CLEP

On July 16, 2009, Companhia Locadora de Equipamentos Petrolíferos (CLEP) received an assessment notice questioning the rate of Income Tax Withheld at Source, applicable to the issuing of securities abroad. Possibility of applying the Brazil - Japan Treaty (Dec. 61.889/67). On August 14, 2009, CLEP filed a refutation of this tax assessment notice in the Regional Federal Revenue Office of Rio de Janeiro. On September 3, 2009 the process was remitted to the Control and Hearing Service - DRJ. The maximum updated exposure for Petrobras as at December 31, 2010 is US $250. These amounts refer to the consolidated companies and were offset against the balance of financing in current and non-current liabilities.

The petition for an injunction for renewal of the notification of the decision handed down in the Administrative Process and suspension of the demandability of the debit of income tax withheld at source was dismissed, which permitted the filing of a bill of review on November 19, 2010.

On December 2, 2010, the petition for advance relief was partially granted, suspending the acts of collection of the debit until the new notification of the aforementioned decision is made at the administrative level.

b.2) Proceedings classified as possible losses

Plaintiff: Porto Seguro Imóveis Ltda.

On November 23, 1992, Porto Seguro Imóveis Ltda., a minority shareholder of Petroquisa, filed a suit against Petrobras in the State Court of Rio de Janeiro related to alleged losses resulting from the sale of a minority holding by Petroquisa in various petrochemical companies included in the National Privatization Program introduced by Law No. 8,031/90.

In this suit, the plaintiff claims that Petrobras, as the majority shareholder in Petroquisa, should be obliged to reinstate the "loss" caused to the net worth of Petroquisa, as a result of the acts that approved the minimum sale price of its holding in the capital of privatized companies. A decision was handed down on January 14, 1997, that considered Petrobras liable with respect to Petroquisa for losses and damages in an amount equivalent to US $3,406.

In addition to this amount, Petrobras was required to pay the plaintiff 5% of the value of the compensation as a premium (see art. 246, paragraph 2 of Law No. 6,404/76), in addition to attorneys' fees of approximately 20% of the same amount.

In performance of the decision published on June 05, 2006, the Company is now awaiting assignment of the agenda to re-examine the matter relating to the blocking of Petrobras' Special Appeal.

Petrobras filed a special, extraordinary appeal before the Superior Court of Justice (STJ) and the Federal Supreme Court (STF), which were rejected. Petrobras then filed an interlocutory appeal against the decision before the Superior Court of Justice and the Federal Supreme Court.

The Special Appeal offered by Porto Seguro, which sought to bar the processing of the Special Appeal by Petrobras was heard and dismissed in December 2009.

The publication of this decision and judgment of the aforementioned Special Appeal through which Petrobras seeks to totally reverse the sentence is being awaited.

If the award is not reversed, the indemnity estimated to Petroquisa, including monetary correction and interest, would be US $11,422. As Petrobras owns 100% of Petroquisa's share capital, a portion of the indemnity estimated at US $7,539, will not represent a disbursement from Petrobras' Group. In case of loss, Petrobras would have to pay US $571 to Porto Seguro and US $2,284 to Lobo & Ibeas by means of attorney's fees. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Kalium Mineração S.A.

Kalium Mineração S.A. brought an action for losses and damages and loss of earnings due to the contractual rescission. Considered as with the ground, partially, at the first instance. The two parties lodged appeals which were dismissed. Petrobras is awaiting a hearing of the extraordinary appeal lodged with the Federal Supreme Court and a special appeal with the Superior Court of Justice on September 18, 2003, both of which were admitted. There is also a special appeal by Kalium which is awaiting a hearing. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $117. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Destilaria J.B. Ltda. and Others

Collection of charges on invoices related to the purchase of alcohol paid late. There is a final and unappealable condemnatory decision in an amount to be calculated and still pending confirmation.

Indeterminate maximum exposure. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: IBAMA (Brazilian Institute for the Environment and Renewable Resources)

Failure to comply with the Settlement and Commitment Agreement (TAC) clause relating to Campos Basin of August 11, 2004 by continuing drilling without prior consent. The lower administrative court sentenced Petrobras to pay for the non-compliance to the TAC. The Company filed a hierarchical appeal to the Ministry of the Environment which is awaiting judgment. The maximum exposure including monetary restatement for Petrobras as at December 31, 2010, is US $109. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP

Fine for non-compliance with minimum exploration programs - "Rodada Zero". The execution of the fines is suspended through an injunction, pursuant to records of the suit lodged by Petrobras. Through a civil suit, the Company is claiming recognition of its credit resulting from article 22, paragraph 2 of the Petroleum Law, requesting the offsetting of the eventual debt that Petrobras may have with ANP. Both the legal processes, which are being handled jointly, are in the evidentiary stage.

The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $219. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

c) Notification from the INSS - joint liability

The Company received various tax assessments related to social security amounts payable as a result of irregularities in presentation of documentation required by the INSS, to eliminate its joint liability in contracting civil construction and other services, stipulated in paragraphs 5 and 6 of article 219 and paragraphs 2 and 3 of article 220 of Decree No. 3,048/99.

In order to guarantee the appeals' filing and/or the obtainment from INSS of Debt Clearance Certificate, US $69 from the amounts disbursed by the Company is recorded as restricted deposits for legal proceedings and guarantees and may be recovered under the respective proceedings in progress, which are related to 332 assessments amounting to US $218 at December 31, 2010. Petrobras' legal department expects a possible defeat regarding these assessments, as it considers the risk of future disbursement to be possible.

d) Tax assessments

Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels

The Internal Revenue Service of Rio de Janeiro filed two Tax Assessments against the Company in connection with Withholding Income Tax on foreign remittances of payments related to charter of vessels of movable platform types for the years 1999 through 2002.

The Internal Revenue Service, based on Law No. 9,537/97, Article 2, considers that drilling and production platforms cannot be classified as sea-going vessels and therefore should not be chartered but leased. Based on this interpretation, overseas remittances for servicing chartering agreements would be subject to withholding tax at the rate of 15% or 25%.

Petrobras has defended itself against these tax assessments. Administrative appeals were lodged with High Court of Appeals for Fiscal Matters, last administrative level, which still await trial. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $2,717. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with II (Import Tax) and IPI (Federal VAT) contesting the tax classification as Other Electricity Generation Groups for the import of the equipment belonging to the thermoelectric power station Termorio S.A.

On August 15, 2006, Termorio filed in the inspector's department of the Federal Revenue Department of Rio de Janeiro a refutation against this tax deficiency notice, considering that the tax classifications that were made were based on a technical report of a renowned institute. In a session on October 11, 2007, the First Panel of Judgment dismissed the tax assessment, prevailing over a judge who voted for partial granting. The inspector's department of the Federal Revenue Department lodged an appeal with the Taxpayers' Council, which has not yet been heard. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010, is US $468. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE

The Federal Revenue service filed a Tax Assessment against the Company due to non-payment in the period of March 2002 to October 2003 of the Contribution of Intervention in the Economic Domain - CIDE, the per-transaction tax payable to the Brazilian government, required to be paid by producers, blenders and importers upon sales and purchases of specified oil and fuel products at a set amount for different products based on the unit of measurement typically used for such products, pursuant to court orders obtained by Distributors and Fuel Stations, protecting them from levying of this charge. The lower court ruled the charge was correct. Petrobras filed a Voluntary Appeal, which is awaiting a hearing. The maximum exposure for Petrobras, including monetary restatement, as at December 31, 2010 is US $714. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the imports of natural gas from Bolívia from the ICMS taxation. The lower court ruled the charge was correct. Petrobras filed a Voluntary Appeal which was rejected. The maximum exposure for Petrobras, including monetary restatement, as December 31, 2010 is US $615. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Federal Revenue Service

The Federal Revenue Service filed a Tax Assessment against the Company related to Withholding Income Tax on remittances to pay for oil imports. The lower court considered the assessment to be groundless. There was an appeal by the Federal Revenue Department to the Taxpayers' Council that was approved. Petrobras filed a spontaneous appeal which is awating a hearing. The maximum exposure including monetary restatement for Petrobras as at December 31, 2010 is US $536. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain Charge - CIDE

The Federal Revenue service filed a Tax Assessment against the Company in connection with the failure by Petrobras to withhold CIDE (Contribution of Intervention in the Economic Domain Charge) on naphtha import operations resold to Braskem. The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal which was transformed into inspections in the Company's establishments. Diligence attended. It is awaiting the hearing of the spontaneous appeal. The maximum exposure for Petrobras, including monetary restatement, as at December 31, 2010 is US $1,318. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the LNG transfer operations in the ambit of the centralizing establishment from the ICMS taxation. Unfavorable decision for Petrobras. Spontaneous appeal filed in the Taxpayers' Council, which denied approval for the appeal.The Company is evaluating the possibility of taking legal action. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $1,253. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória

Some municipalities located in the State of Espírito Santo have filed notices of infraction against Petrobras for the supposed failure to withhold service tax of any nature (ISSQN) on offshore services. Petrobras withheld the ISSQN; however, it paid the tax to the municipalities where the respective service providers are established, in accordance with Complementary Law 116/03. The Company presented administrative defenses with the aim of canceling the assessments and the majority are in the process of being heard. Of the municipalities with respect to those that have already exhausted the discussion (at the administrative level), only the municipality of Itapemirim has filed tax collection proceedings. In this judicial case, the Company has offered a guarantee and is defending itself, considering it paid the service tax (ISS) correctly, in the terms of Complementary Law 116/2003. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $868. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the incorrect use of ICMS credits from drilling bits and chemical products used in formulating drilling fluid. The State Finance Department of Rio de Janeiro drafted notices of tax assessment as it understands that they comprise material for use and consumption, for which use of the credit will only be permitted as from 2011. The Company presented administrative defenses with the aim of cancelling the assessments and the majority are still in the process of being heard. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $356. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: State Revenue Service of São Paulo

São Paulo state finance authorities filed a Tax Assessment against the Company in connection with termination of collection of ICMS and a fine for importing and non-compliance with an accessory obligation. Temporary admission - Drilling rig - Admission in Sao Paulo - Customs clearance in Rio de Janeiro (ICMS agreement 58/99). The lower court considered the assessment to have grounds. A spontaneous appeal was lodged on December 23, 2009, which is awaiting a hearing. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $1,041. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: Finance and Planning Department of the Federal District

Federal District finance authorities filed a Tax Assessment against the Company in connection with payment of ICMS due to omission on exit (Inventories). The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal which is awaiting a hearing. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $86. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

Plaintiff: State Finance Department of Bahia

Incorrect allocation of credit, difference in the ICMS rate for material for use and consumption.

The lower court considered the assessment to have grounds. Petrobras filed a spontaneous appeal which is awaiting a hearing. The maximum exposure for the Company, including monetary restatement, as December 31, 2010 is US $140. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

e) Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company's management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on operations or cash flows.

PEGASO - (Programa de Excelência em Gestão Ambiental e Segurança Operacional)

During 2000 the Company implemented an environmental excellence and operational safety program - PEGASO - (Programa de Excelência em Gestão Ambiental e Segurança Operacional). The Company made expenditures of approximately US $5,628 from 2000 to December 31, 2010 under this program. During the years ended December 31, 2010 and 2009 the Company made expenditures of approximately US $325 and US $300, respectively. The Company believes that future payments related to environmental clean-up activities resulting from these incidents, if any, will not be material.

Presidente Getúlio Vargas refinery oil spill

On July 16, 2000, an oil spill occurred at the Presidente Getúlio Vargas refinery releasing crude oil in the surrounding area. The Federal and State of Paraná Prosecutors have filed a civil lawsuit against the Company seeking US $1,176 in damages, which have already been contested by the Company. Additionally, there are two other actions pending, one by the Instituto Ambiental do Paraná (Paraná Environmental Institute) and by another civil association called AMAR that have already been contested by the Company. Awaiting initiation of the expert investigation to quantify the amount. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $91 related to AMAR and US $3,471 to The Federal and State of Paraná Prosecutors.

Based on its legal counsels' advice, the Company's Administration has assessed risk of loss to be possible.

Araucária-Paranaguá pipeline rupture

On February 16, 2001, the Company's Araucária-Paranaguá pipeline ruptured and as a result fuel oil was spilled into the Sagrado, Meio, Neves and Nhundiaquara Rivers located in the state of Paraná. As a result of the accident, the Company was fined approximately US $80 by the Instituto Ambiental do Paraná (Paraná Environmental Institute), which was contested by the Company through administrative proceeding but the appeal was rejected. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $94. Based on its legal counsels' advice, the Company's Administration has assessed risk of loss to be possible.

Oil spill related to the sinking of P-36 Platform

On March 15, 2001, a spill resulting from the accident involving the P-36 platform occurred, causing a release of diesel fuel and crude oil. According to that published on May 23, 2007, the claim was considered to have grounds, in part, to sentence Petrobras to pay the amount of US $56 (R $100 million) in damages for the damage caused to the environment, to be restated monthly and with 1% per month interest on arrears as counted from the date on which the event took place. Petrobras filed a motion for clarification, which is pending judgment. The maximum exposure including monetary restatement for Petrobras as of December 31, 2010 is US $178. Based on its legal counsels' advice, the Company has assessed risk of loss to be possible.

f) Proceedings for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total for legal nature reaches US $63 for civil actions, US $561 for labor actions, for US $674 for tax actions and US $103 for environmental actions.

Note 19 - Derivative Instruments Hedging and Risk Management Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 19 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

19. Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of market risks arising from its normal course of business. Such market risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company's financial assets and liabilities or future cash flows and earnings.

The Company maintains a corporate risk management policy that is executed under the direction of the Company's executive officers. In 2004, the Executive Committee of Petrobras set up the Risk Management Committee composed of executive managers from all the business departments and from a number of corporate departments. This committee, as well as having the objective of assuring integrated management of exposures to risks and formalizing the main guidelines for the Company's operation, aims at concentrating information and discussing actions for risk management, facilitating communication with the executive offices and the Board of Directors in aspects related to best corporate governance practices.

The risk management policy of the Petrobras System aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company's executive officers. The Company does not hold or issue financial instruments for trading purposes.

a) Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company's commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivatives contracts for speculative purposes.

The Company does not usually use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company's business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieving strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company's solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company's risk exposures.

Outstanding derivatives contracts were entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are: certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company currently price risk management, the derivatives are contracted as short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company's exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in currently period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras' oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The hedges settled during the period from January to December 2010 corresponded to approximately 98% of the traded volume of imports and exports to and from Brazil plus the total volume of the products traded abroad.

The main counterparts of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), Intercontinental Exchange (ICE), BP North America Chicago, Morgan Stanley and Shell (Stasco).

The commodity derivatives contracts are reflected at fair value as either assets or liabilities on the Company's consolidated balance sheets recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of December 31, 2010, the Company had the following outstanding commodity derivative contracts that were entered into:

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity 2010	As of December 31, 2010

Futures and Forwards contracts	(8,216)
Options contracts	(1,679)

* A negative notional value represents a sale position.

b) Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to and it originates from changes in the levels or volatility of the exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create "natural risk mitigation", benefiting from the correlation between its income and expenses. In the specific case of exchange variation inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the real and the US dollar or another currency.

The management of risks is done for the net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain Company's obligations.

Petrobras Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not designated as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and December 2010 represented 52.7% of the total exported by Petrobras Distribuidora. The settlements of the operations that matured between January 1 and December 31, 2010 generated a positive result for the Company of US $6.

The over the counter contract is reflected at fair value as either assets or liabilities on the Company's consolidated balance sheets recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of December 31, 2010, the Company had the following foreign currency derivative contracts, not designated as hedging accounting, that were entered into:

Foreign Currency	Notional Amount
Maturing in 2009	US $ million

Sell USD / Pay BRL	(8)

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company's costs in this operation in dollars. In a cross currency swap there is an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has elected to designate its cross currency swap as cash flow hedges. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge must be expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments designated as cash flow hedges are reflected as either assets or liabilities on the Company's consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is reported in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective in offsetting the variation in the cash flows of the bonds issued in Yens.

As of December 31, 2010, the Company had the following cross currency swap, which was entered into:

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

c) Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separately from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold. The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

Forward Contract	Notional amount in thousand m3	Fair Value	VAR	Maturity
Long position	715	US $32	1	2016

d) Interest rate risk management

The Company's interest rate risk is a function of the Company's long-term debt and to a lesser extent, its short-term debt. The Company's foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company's floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the National Monetary Council. The Company currently does not utilize derivative financial instruments to manage its exposure to fluctuations in interest rates.

e) Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2010.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	115		-

Total		115		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payables and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2009.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2009		2009
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	65		-

Total		65		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payables and accruals	-
Commodity contracts	Other current assets	35	Other payables and accruals	(51)

Total		36		(51)

Total Derivatives		101		(51)

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2010.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2010		December 31, 2010	December 31, 2010

Foreign
exchange		Financial
contracts	42	Expenses	(44)	-

	42		(44)	-

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2009.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2009		December 31, 2009	December 31, 2009

Foreign
exchange		Financial
contracts	9	Expenses	18	-

	9		18	-

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2010

Foreign Exchange Contracts	Financial income/expenses net	8

Commodity contracts	Financial income/expenses net	(7)

Total		1

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2009

Foreign Exchange Contracts	Financial income/expenses net	(32)

Commodity contracts	Financial income/expenses net	(150)

Total		(182)

Note 20 - Financial Instruments	12 Months Ended
Dec. 31, 2010
Financial Instruments [Abstract]
Note 20 - Financial Instruments [Text Block]

20. Financial Instruments

In the normal course of its business activities, the Company acquires various types of financial instruments.

a) Concentrations of credit risk

Substantial portions of the Company's assets including financial instruments are located in Brazil while substantially all of the Company's revenues and net income are generated in Brazil. The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents, the Petroleum and Alcohol account, trade receivables and futures contracts.

The Company takes several measures to reduce its credit risk to acceptable levels. All cash and cash equivalents in Brazil are maintained with major banks. Time deposits in U.S. dollars are placed with creditworthy institutions in the United States. Additionally, all of the Company's available-for-sale securities and derivative contracts are either exchange traded or maintained with creditworthy financial institutions. The Company monitors its credit risk associated with trade receivables by routinely assessing the creditworthiness of its customers. At December 31, 2010 and December 31, 2009, the Company's trade receivables were primarily maintained with large distributors.

b) Fair value

Fair values are derived either from quoted market prices where available, or, in their absence, the present value of expected cash flows. Fair values reflect the cash that would have been either received or paid if the instruments were settled at year end in an arms length transaction between willing parties. Fair values of cash and cash equivalents, trade receivables, the Petroleum and Alcohol account, short-term debt and trade payables approximate their carrying values.

The fair values of other long-term receivables and payables do not differ materially from their carrying values.

The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation amounted to US $60,471, at December 31, 2010, and US $49,041 at December 31, 2009, and had estimated fair values of US $62,752 and US $48,804, respectively.

The fair value hierarchy for the Company's financial assets and liabilities accounted for at fair value on a recurring basis at December 31, 2010, was:

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	18,557	-	-	18,557
Foreign exchange derivatives (Note 19)	-	117	-	117
Commodity derivatives (Note 19)	15	1	32	48

Total assets	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 19)	(40)	(2)	-	(42)

Total liabilities	(40)	(2)	-	(42)

The fair value hierarchy for the Company's non financial assets and liabilities accounted for at fair value on a non-recurring basis at December 31, 2010, was:

	As of December 31, 2010

	Level 1	Level 2	Level 3	Total

Assets
Long-lived assets held and used	-	-	122	122
Long-lived assets held for sale	-	32	-	32

In accordance with the provisions of ASC Topic 360, long-lived assets held and used with a carrying amount of US $465 were written down to their fair value of US $122, resulting in an impairment charge of US $352, before taxes, which was included in earnings for the period.

Long-lived assets held for sale with a carrying amount of US $82 were written down to their fair value of US $32, resulting in an impairment charge of US $50, before taxes, which was included in earnings for the period.

Fair value of long lived assets is estimated based on the present value of future cash flows, resulting from the company's best estimates. Inputs used to estimate fair value were: prices based on the last strategic plan published, production curves associated with existing products in the Company's portfolio, market operating costs and investments needed for carrying out the projects.

Note 21 - Segment Information	12 Months Ended
Dec. 31, 2010
Segment Reporting Disclosure [Abstract]
Note 21 - Segment Information [Text Block]

21. Segment Information

The following segment information has been prepared in accordance with Codification Topic 280 - Disclosure about Segments of an Enterprise and Related Information ("ASC 280"). The Company operates under the following segments, which are described as follows:

a) Exploration and Production: This covers the activities of exploration, production development and production of oil, NGL and natural gas in Brazil, for the purpose of supplying, as a priority, refineries in Brazil and, also, selling on the domestic and foreign markets the surplus petroleum and byproducts produced in their natural gas processing plants.

b) Refining, Transportation & Marketing: This consists of the refining, logistics, transport and trading activities of oil and oil products, exporting of ethanol, extraction and processing of schist, as well as holding interests in companies of the petrochemical sector in Brazil.

c) Gas & Power: It covers the activities of transport and trading of natural gas produced in Brazil or imported, transport and trading of LNG, generation and trading of electric power, as well as the corporate interests in transporters and distributors of natural gas and in thermoelectric power stations in Brazil, in addition to being responsible for the fertilizer business (migration of the fertilizer business from the Supply department to Gas and Energy, pursuant to a decision of the Board of Directors on September 21, 2009).

d) Distribution: It is responsible for the distribution of oil products, ethanol and compressed natural gas in Brazil, represented by the operations of Petrobras Distribuidora.

e) International: It covers the activities for exploration and production of oil and gas, supply, gas and energy, and distribution, carried out abroad in a number of countries in the Americas, Africa, Europe and Asia.

The items that cannot be attributed to the other departments, notably those linked to corporate financial management, the overheads related to central administration and other expenses, including actuarial expenses related to the pension and healthcare plans for retired employees and pensioners, are allocated in the corporate agencies group. The business dealings with biofuels, represented mainly by the operations of Petrobras Biocombustível are also included in this group.

The accounting information per business segment was prepared based on the assumption of controllability, for the purpose of attributing to the business departments only those items over which these departments have effective control.

In the computation of the results by business segment, transactions carried out with third parties and the transfers between the business departments are considered and they are valued by internal transfer prices defined between the departments using calculation methodologies based on market parameters.

(1) The segments "Refining, Transportation and Marketing" and "Gas and Power" were previously reported as "Supply" and "Gas and Energy", respectively, without representing changes in the factors used to identify the included activities, and in the amounts previously reported.

The main criteria used to record the results and assets by business segments are summarized as follows:

  Net operating revenues: these were considered to be the revenues from sales to third parties, plus revenues between the business segments, based on the internal transfer prices established by the areas;

  Costs and expenses includes the costs of products and services sold, calculated per business segment, based on the internal transfer price and the other operating costs of each segment, as well as operating expenses, based on the expenses actually incurred in each segment;

  Financial results are allocated to the corporate group;

  Assets: covers the assets relating to each segment.

The following presents the Company's assets by segment:

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing(1)	Gas & Power(1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,473	16,305	2,904	3,279	4,196	39,016	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	3,279	4,196	21,383	(5,310)	46,230

Investments in non-consolidated
companies and other investments	296	3,056	813	1,078	257	812	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	9,519	2,730	4,836	-	218,567

Non-current assets	3,511	3,282	1,465	2,294	346	9,043	-	19,941

Total assets	137,193	69,487	29,907	16,170	7,529	53,707	(5,310)	308,683

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

	As of December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,636	14,810	2,971	2,737	3,270	19,948	(4,728)	42,644

Cash and cash equivalents	-	-	-	-	-	16,169	-	16,169
Other current assets	3,636	14,810	2,971	2,737	3,270	3,779	(4,728)	26,475

Investments in non-consolidated companies and other investments	285	1,635	761	1,318	221	130	-	4,350

Property, plant and equipment, net	70,098	31,508	20,196	9,375	2,342	2,653	(5)	136,167

Non-current assets	3,577	2,016	1,433	1,484	294	8,467	(162)	17,109

Total assets	77,596	49,969	25,361	14,914	6,127	31,198	(4,895)	200,270
(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2009
	International
	Exploration and Production	Refining Transportation & Marketing	Gas and Power	Distribution	Corporate	Eliminations	Total

Current assets	1,004	1,400	231	292	198	(388)	2,737

Investments in non-consolidated companiesand other investments	833	37	160	38	250	-	1,318

Property, plant and equipment, net	7,961	1,105	271	249	132	(343)	9,375

Non-current assets	1,581	271	107	71	1,278	(1,824)	1,484

Total assets	11,379	2,813	769	650	1,858	(2,555)	14,914

Revenues and net income by segment are as follows:

	Year ended December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	242	64,991	7,482	10,724	36,613	-	-	120,052
Inter-segment net operating revenues	54,042	32,549	1,025	2,739	695	-	(91,050)	-

Net operating revenues	54,284	97,540	8,507	13,463	37,308	-	(91,050)	120,052

Cost of sales	(20,525)	(90,380)	(5,964)	(9,759)	(34,091)	-	90,025	(70,694)

Depreciation, depletion and amortization	(5,757)	(946)	(477)	(861)	(203)	(241)	(22)	(8,507)
Exploration, including exploratory dry holes	(1,277)	-	-	(704)	-	-	-	(1,981)
Impairment	(346)	-	-	(56)	-	-	-	(402)
Selling, general and administrative expenses	(436)	(2,981)	(854)	(807)	(1,861)	(2,235)	197	(8,977)
Research and development expenses	(437)	(212)	(73)	(1)	(5)	(265)	-	(993)
Employee benefit expense	-	-	-	-	-	(752)	-	(752)
Other operating expenses	(863)	(842)	(257)	(185)	(50)	(1,464)	73	(3,588)

Costs and expenses	(29,641)	(95,361)	(7,625)	(12,373)	(36,210)	(4,957)	90,273	(95,894)

Operating income (loss)	24,643	2,179	882	1,090	1,098	(4,957)	(777)	24,158

Equity in results of non-consolidated companies	106	155	159	(1)	-	(6)	-	413
Financial income (expenses), net	-	-	-	-	-	1,701	-	1,701
Other taxes	(134)	(70)	(31)	(119)	(17)	(151)	(1)	(523)
Other expenses, net	(59)	14	4	106	20	(3)	-	82

Income (loss) before income taxes	24,556	2,278	1,014	1,076	1,101	(3,416)	(778)	25,831

Income tax benefits (expense)	(8,313)	(722)	(291)	(238)	(374)	3,317	265	(6,356)

Net income (loss) for the year	16,243	1,556	723	838	727	(99)	(513)	19,475

Less: Net income (loss) attributable to the noncontrolling interest	108	(17)	11	(39)	-	(354)	-	(291)

Net income (loss) attributable to Petrobras	16,351	1,539	734	799	727	(453)	(513)	19,184

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	720	5,401	484	4,095	-	24	10,724
Inter-segment net operating revenues	2,993	2,087	39	33	-	(2,413)	2,739

Net operating revenues	3,713	7,488	523	4,128	-	(2,389)	13,463

Cost of sales	(928)	(6,961)	(417)	(3,834)	-	2,381	(9,759)

Depreciation, depletion and amortization	(718)	(70)	(19)	(27)	(27)	-	(861)
Exploration, including exploratory dry holes	(704)	-	-	-	-	-	(704)
Impairment	(6)	(50)	-	-	-	-	(56)
Selling, general and administrative expenses	(155)	(140)	(9)	(263)	(243)	3	(807)
Research and development expenses	-	-	-	-	(1)	-	(1)
Employee benefit expense	-	-	-	-	-	-	-
Other operating expenses	(7)	(252)	7	10	60	(3)	(185)

Costs and expenses	(2,518)	(7,473)	(438)	(4,114)	(211)	2,381	(12,373)

Operating income (loss)	1,195	15	85	14	(211)	(8)	1,090

Equity in results of non-consolidated companies	(4)	3	(2)	9	(7)	-	(1)
Other taxes	(76)	(3)	(1)	(3)	(36)	-	(119)
Other expenses, net	53	34	-	(5)	19	5	106

Income (loss) before income taxes	1,168	49	82	15	(235)	(3)	1,076

Income tax benefits (expense)	(306)	(6)	2	(8)	80	-	(238)

Net income (loss) for the year	862	43	84	7	(155)	(3)	838
							-
Less: Net income (loss) attributable to the noncontrolling interest	-	-	(1)	-	(38)	-	(39)

Net income (loss) attributable to Petrobras	862	43	83	7	(193)	(3)	799

	Year ended December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	476	48,768	5,085	8,469	29,071	-	-	91,869
Inter-segment net operating revenues	38,301	25,539	881	1,728	601	-	(67,050)	-
Net operating revenues	38,777	74,307	5,966	10,197	29,672	-	(67,050)	91,869
Cost of sales	(16,329)	(60,374)	(4,238)	(7,437)	(27,030)	-	66,157	(49,251)
Depreciation, depletion and amortization	(4,344)	(1,213)	(398)	(870)	(176)	(187)	-	(7,188)
Exploration, including exploratory dry holes	(1,199)	-	-	(503)	-	-	-	(1,702)
Impairment	(319)	-	-	-	-	-	-	(319)
Selling, general and administrative expenses	(322)	(2,364)	(421)	(731)	(1,490)	(1,894)	202	(7,020)
Research and development expenses	(254)	(164)	(31)	(2)	(5)	(225)	-	(681)
Employee benefit expense	-	-	-	-	-	(719)	-	(719)
Other operating expenses	(1,293)	(424)	(482)	(146)	-	(792)	17	(3,120)
Costs and expenses	(24,060)	(64,539)	(5,570)	(9,689)	(28,701)	(3,817)	66,376	(70,000)
Operating income (loss)	14,717	9,768	396	508	971	(3,817)	(674)	21,869
Equity in results of non-consolidated companies	(4)	53	122	(16)	-	2	-	157
Financial income (expenses), net	-	-	-	-	-	429	-	429
Other taxes	(57)	(46)	(13)	(77)	(13)	(126)	(1)	(333)
Other expenses, net	(68)	205	(9)	(183)	2	(8)	-	(61)
Income (loss) before income taxes	14,588	9,980	496	232	960	(3,520)	(675)	22,061
Income tax benefits (expense)	(4,961)	(3,375)	(128)	(319)	(326)	3,642	229	(5,238)
Net income (loss) for the year	9,627	6,605	368	(87)	634	122	(446)	16,823
Less: Net income (loss) attributable to the noncontrolling interest	56	(42)	(28)	(67)	-	(1,238)	-	(1,319)
Net income (loss) attributable to Petrobras	9,683	6,563	340	(154)	634	(1,116)	(446)	15,504

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2009
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues from third parties	824	4,484	390	2,740	11	20	8,469
Inter-segment net operating revenues	2,119	1,454	51	44	5	(1,945)	1,728
Net operating revenues	2,943	5,938	441	2,784	16	(1,925)	10,197
Cost of sales	(899)	(5,588)	(334)	(2,546)	(3)	1,933	(7,437)
Depreciation, depletion and amortization	(721)	(86)	(15)	(26)	(22)	-	(870)
Exploration, including exploratory dry holes	(508)	-	-	-	-	5	(503)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(143)	(151)	(14)	(195)	(228)	-	(731)
Research and development expenses	-	-		-	(2)	-	(2)
Other operating expenses	(7)	(177)	6	14	10	8	(146)

Costs and expenses	(2,278)	(6,002)	(357)	(2,753)	(245)	1,946	(9,689)

Operating income (loss)	665	(64)	84	31	(229)	21	508

Equity in results of non-consolidated companies	(24)	11	3	9	(15)	-	(16)
Other taxes	(17)	(3)	(1)	(1)	(55)	-	(77)
Other expenses, net	(30)	(157)	-	2	2	-	(183)

Income (loss) before income taxes	594	(213)	86	41	(297)	21	232

Income tax benefits (expense)	(190)	80	(1)	(9)	(199)	-	(319)

Net income (loss) for the year	404	(133)	85	32	(496)	21	(87)

Less: Net income (loss) attributable to the noncontrolling interest	(7)	9	(1)	-	(68)	-	(67)

Net income (loss) attributable to Petrobras	397	(124)	84	32	(564)	21	(154)

	Year ended December 31, 2008
	Exploration and Production	Refining Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate(2)	Eliminations	Total
Net operating revenues from third parties	973	68,787	8,158	10,024	30,315	-	-	118,257
Inter-segment net operating revenues	58,051	26,872	1,187	916	577	-	(87,603)	-
Net operating revenues	59,024	95,659	9,345	10,940	30,892	-	(87,603)	118,257
Cost of sales	(21,130)	(94,222)	(8,061)	(8,735)	(28,317)	-	87,600	(72,865)
Depreciation, depletion and amortization	(3,544)	(1,109)	(367)	(564)	(165)	(179)	-	(5,928)
Exploration, including exploratory dry holes	(1,303)	-	-	(472)	-	-	-	(1,775)
Impairment	(171)	-	-	(348)	-	-	-	(519)
Selling, general and administrative expenses	(419)	(2,462)	(507)	(788)	(1,425)	(1,972)	144	(7,429)
Research and development expenses	(494)	(151)	(40)	(3)	(8)	(245)	-	(941)
Employee benefit expense	-	-	-	-	-	(841)	-	(841)
Other operating expenses	(117)	(268)	(663)	(473)	(90)	(1,054)	-	(2,665)
Costs and expenses	(27,178)	(98,212)	(9,638)	(11,383)	(30,005)	(4,291)	87,744	(92,963)

Operating income (loss)	31,846	(2,553)	(293)	(443)	887	(4,291)	141	25,294

Equity in results of non-consolidated companies	-	(245)	103	71	49	1	-	(21)
Financial income (expenses), net	-	-	-	-	-	2,377	-	2,377
Other taxes	(37)	(64)	(53)	(126)	(11)	(142)	-	(433)
Other expenses, net	(152)	(155)	(200)	(107)	320	69	-	(225)

Income (loss) before income taxes and minority interest	31,657	(3,017)	(443)	(605)	1,245	(1,986)	141	26,992

Income tax benefits (expense)	(10,764)	943	184	(213)	(406)	1,045	(48)	(9,259)

Net income (loss) for the year	20,893	(2,074)	(259)	(818)	839	(941)	93	17,733

Less: Net income (loss) attributable to the noncontrolling interest	138	38	76	10	-	884	-	1,146

Net income (loss) attributable to Petrobras	21,031	(2,036)	(183)	(808)	839	(57)	93	18,879

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2008
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	1,383	5,611	424	2,604	2	-	10,024
Inter-segment net operating revenues	1,458	1,702	49	72	-	(2,365)	916

Net operating revenues	2,841	7,313	473	2,676	2	(2,365)	10,940

Cost of sales	(901)	(7,341)	(350)	(2,512)	(4)	2,373	(8,735)
Depreciation, depletion and amortization	(419)	(83)	(15)	(22)	(25)	-	(564)
Exploration, including exploratory dry holes	(472)	-	-	-	-	-	(472)
Impairment	(123)	(223)	-	(2)	-	-	(348)
Selling, general and administrative expenses	(197)	(162)	(25)	(132)	(272)	-	(788)
Research and development expenses	-	-	-	-	(3)	-	(3)
Other operating expenses	(170)	(280)	24	5	(52)	-	(473)

Costs and expenses	(2,282)	(8,089)	(366)	(2,663)	(356)	2,373	(11,383)

Operating income (loss)	559	(776)	107	13	(354)	8	(443)

Equity in results of non-consolidated companies	41	(1)	9	-	22	-	71
Other taxes	(18)	(1)	(1)	(2)	(104)	-	(126)
Other expenses, net	(87)	(2)	1	-	(19)	-	(107)

Income (loss) before income taxes	495	(780)	116	11	(455)	8	(605)

Income tax benefits (expense)	(267)	(30)	(2)	(1)	87	-	(213)

Net income (loss) for the year	228	(810)	114	10	(368)	8	(818)

Less: Net income (loss) attributable to the noncontrolling interest	(132)	161	(32)	2	11	-	10

Net income (loss) attributable to Petrobras	96	(649)	82	12	(357)	8	(808)

Capital expenditures incurred by segment for the years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010	2009	2008

Exploration and Production	22,222	16,488	14,293
Refining, Transportation & Marketing	15,356	10,466	7,234
Gas & Power	4,099	5,116	4,256
International
Exploration and Production	2,012	1,912	2,734
Refining, Transportation & Marketing	90	110	102
Distribution	52	31	20
Gas & Power	13	58	52
Distribution	482	369	309
Corporate	752	584	874

	45,078	35,134	29,874

The Company's gross sales, classified by geographic destination, are as follows:

	Year ended December 31,
	2010	2009	2008

Brazil	111,192	87,183	106,350
International	39,660	28,709	40,179

	150,852	115,892	146,529

The total amounts sold of products and services to the two major customers in 2010 were US $8,867 and US $4,018 (US $6,801 and US $2,815 in 2009; and US $8,176 and US $5,260 in 2008).

Note 22 - Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Note 22 - Related Party Transactions [Text Block]

22. Related Party Transactions

The Company is controlled by the Federal Government and has numerous transactions with other state-owned companies in the ordinary course of its business.

Transactions with major related parties resulted in the following balances:

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets	Liabilities

Petros (pension fund)	-	180	-	428
Banco do Brasil S.A.	3,037	5,650	847	4,167
BNDES	2	21,570	1	20,016
Caixa Econômica Federal S.A.	1	3,398	-	2,270
Federal Government	-	671	-	323
ANP	-	1,541	-	759
Restricted deposits for legal proceedings	1,480	-	983	36
Marketable securities	18,665	-	6,529	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Electricity Sector	1,887	-	1,153	-
Affiliated Companies	183	87	546	95
Other	120	239	(538)	223

	25,868	33,336	9,990	28,317

Current	20,678	5,004	5,964	2,897

Non-Current	5,190	28,332	4,026	25,420

Debt of the electricity sector

The Company has receivables from the electricity sector related to the supplying of fuel to thermoelectric power stations located in the north region of Brazil. Part of the cost of supplying fuel to the thermoelectric power stations is supported by the funds of the Fuel Consumption Account (CCC) - Isolated Systems, the management of which is legally under the jurisdiction of Eletrobrás.

The Company also supplies fuel to Independent Power Producers (PIE), companies created for the purpose of producing power exclusively for Amazônia Distribuidora S. A. (ADESA), a direct subsidiary of Eletrobrás, whose payments for supplying fuel depend directly on the forwarding of funds from ADESA to these Independent Power Producers.

The balance of the receivables at December 31, 2010 was US $1,887 (US $ 1,153 at December 31, 2009), presented in non-current assets and classified as receivables from related parties of which US $1,424 was overdue.

The Company has made systematic collections from the debtors and Eletrobrás, and partial payments have been made.

These balances are included in the following balance sheet classifications:

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets Liabilities

Assets
Current
Cash and cash equivalents	3,246	-	4,800	-
Accounts receivable	2,028	-	863	-
Marketable securities	15,320	-	-	-
Other current assets	84	-	301	-

Non-Current
Marketable securities	3,107	-	2,508	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Restricted deposits for legal proceedings	1,481	-	983	-
Other assets	109	-	66	-

Liabilities
Current
Current debt	-	2,167	-	1,093
Current liabilities	-	1,879	-	1,075
Dividends and interest on capital payable to Federal Government	-	958	-	729

Long-term
Long-term debt	-	28,258	-	24,762
Other liabilities	-	74	-	658

	25,868	33,336	9,990	28,317

The principal amounts of business and financial operations carried out with related parties are as follows:

	Year ended December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense

Sales of products and services
Braskem S.A.	2,848		515	-	130	-
Quattor Química	1,477		264	-	-	-
Copesul S.A.	-		-	-	1,218	-
Petroquímica União S.A.	-		633	-	729	-
Other	856		1,507	-	378	-

Financial income with:
Petroleum and Alcohol account receivable from Federal Government (Note 11)	4		4	-	8	-
Marketable securities	(204)		(184)	-	3	-
Other	280	9	111	49	(20)	-
Financial expenses	-	382	-	(2)	-	-
Other expenses, net	1	-	-	-	-	4

	5,262	391	2,850	47	2,446	4

Note 23 - Accounting for Suspended Exploratory Wells	12 Months Ended
Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Note 23 - Accounting for Suspended Exploratory Wells [Text Block]

23. Accounting for Suspended Exploratory Wells

The Company's accounting for exploratory drilling costs is governed by Codification Topic 932 - Extractive Activities - Oil and Gas. Costs the Company has incurred to drill exploratory wells that find commercial quantities of oil and gas are carried as assets on its balance sheet under the classification "Property, plant and equipment" as unproved oil and gas properties. Each year, the Company writes-off the costs of these wells that have not found sufficient proved reserves to justify completion as a producing well, unless: (1) the well is in an area requiring major capital expenditure before production can begin; and (2) additional exploratory drilling is under way or firmly planned to determine whether the capital expenditure is justified.

As of December 31, 2010, the total amount of unproved oil and gas properties was US $7,846, and of that amount US $4,838 (US $2,911 of which related to projects in Brazil) represented costs that had been capitalized for more than one year, which generally are a result of: (1) extended exploratory activities associated with offshore production; and (2) the transitory effects of deregulation in the Brazilian oil and gas industry, as described below.

In 1998, the Company's government-granted monopoly ended and the Company signed concession contracts with the Agência Nacional de Petróleo (National Petroleum Agency, or ANP) for all of the areas the Company had been exploring and developing prior to 1998, which consisted of 397 concession block. Since 1998, the ANP has conducted competitive bidding rounds for exploration rights, which has allowed the Company to acquire additional concession blocks. After a concession block is found to contain a successful exploratory well, the Company must submit an "Evaluation Plan" to the ANP for approval. This Evaluation Plan details the drilling plans for additional exploratory wells. An Evaluation Plan is only submitted for those concession areas where technical and economic feasibility analyses on existing exploration wells evidence justification for completion of such wells. Until the ANP approves the Evaluation Plan, the drilling of additional exploratory wells cannot commence. If companies do not find commercial quantities of oil and gas within a specific time period, generally 4-6 years depending on the characteristics of the exploration area, then the concession block must be relinquished and returned to the ANP. Because the Company was required to assess a large volume of concession blocks in a limited time frame even when an exploratory well has found sufficient reserves to justify completion and additional wells are firmly planned, finite resources and expiring time frames in other concession blocks have dictated the timing of the planned additional drilling.

The following table shows the net changes in capitalized exploratory drilling costs during the years ended December 31, 2010 and 2009:

Unproved oil and gas properties (*)
	Year ended December, 31
	2010	2009

Beginning balance at January 1	5,902	3,558

Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825

Ending balance at December 31,	7,846	5,902

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from the above table.

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of the drilling:

Aging of capitalized exploratory well costs
	Year ended December 31,
	2010	2009

Capitalized exploratory well costs that have been capitalized for a period of one year or less	3,008	2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance	7,846	5,902

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95

Of the US $4,838 for 84 projects that include wells suspended for more than one year since the completion of drilling, approximately US $1,243 are related to wells in areas for which drilling was under way or firmly planned for the near future and that the Company has submitted an "Evaluation Plan" to the ANP for approval and approximately US $2,416 incurred in costs for activities necessary to assess the reserves and their potential development.

The US $ 4,838 of suspended wells cost capitalized for a period greater than one year as of December 31, 2010, represents 150 exploratory wells and the table below contains the aging of these costs on a well basis:

Aging based on drilling completion date of individual wells:

	Million of dollars	Number of wells
2009	2,005	80
2008	1,428	38
2007	372	11
2006	840	6
2005 and therefore	193	15

	4,838	150

Note 24 - Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Note 24 - Subsequent Events [Text Block]

24. Subsequent Events

Raising of funds for PifCo

On January 27, 2011, the Petrobras International Finance Company (PifCo) concluded the issuing of US $6 billion in Global Notes on the international capital market, with maturity on January 27, 2016, 2021 and 2041, interest rates of 3.875%, 5.375% and 6.750% p.a., respectively, and half-yearly payment of interest as from July 27, 2011.The capital raised will be used for corporate purposes and the financing of the investments established in the 2010-2014 Business Plan, and an appropriate capital structure and the level of financial leverage will be maintained in line with the Company's goals.

This financing had issuing costs estimated at approximately US $18, a discount of US $21 and effective interest rates of 4.01%, 5.44% and 6.84% p.a., respectively. Global Notes constitute unsecured, unsubordinated obligations for PifCo and have the complete, unconditional guarantee of Petrobras.

Purchase option for Companhia Mexilhão do Brasil (CMB) - Project Mexilhão

On January 12, 2011, Petrobras exercised its purchase option for the shares of SPE Companhia Mexilhão do Brasil and now guarantees the financing taken out by the SPE from BNDES (National Bank of Economic and Social Development).

Merger of Comperj Petroquímicos Básicos S.A. (UPB) and Comperj PET S.A. (PET) into Petrobras

On January 31, 2011, the General Shareholders' Meeting of Petrobras approved the merger of Comperj Petroquímicos Básicos S.A. and Comperj PET S.A. into its equity, without a capital increase. With the merger of these companies, the corporate structure of Comperj will be simplified, minimizing costs and favoring reallocation of investments.

Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin

This special participation was established by Brazilian Petroleum Law 9478/97 and is paid as a form of compensation for oil production activities and is levied on high volume production fields. The method used by Petrobras to calculate the special participation due for the abovementioned fields is based on a legally legitimate interpretation of Ordinance 10 of January 14, 1999, approved by the National Petroleum Agency (ANP).

Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin (Continued)

Petrobras received notice from ANP, which instituted an administrative process and established payment of new sums of money considered to be owed for the period between the first quarter of 2005 and the first quarter of 2010, referring to amounts that had been underpaid by the concessionaire, totaling R $ 365 (principal, without fine and interest).

On February 22, 2011, Petrobras filed for a hearing for dismissal of the aforementioned official notification. If ANP's administrative decision is maintained, Petrobras shall evaluate the possibility of a court suit to suspend and annul the collection of the differences of the special participation.

If the ANP's administrative decision is maintained, Petrobras would consider legal action to suspend and cancel the charge of the differences of the special participation.

Supplementary Information	12 Months Ended
Dec. 31, 2010
Supplementary Information on Oil and Gas Exploration and Production [Abstract]
Supplementary Information On Oil And Gas Exploration And Production [Text Block]

In accordance with Codification Topic 932 - Extractive Activities - Oil and Gas, this section provides supplemental information on oil and gas exploration and producing activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisitions and development, capitalized costs and results of operations. The information included in items (iv) and (v) present information on Petrobras' estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows.

Beginning in 1995, the Federal Government of Brazil undertook a comprehensive reform of the country's oil and gas regulatory system. On November 9, 1995, the Brazilian Constitution was amended to authorize the Federal Government to contract with any state or privately-owned company to carry out the activities related to the upstream and downstream segments of the Brazilian oil and gas sector. This amendment eliminated Petrobras' effective monopoly. The amendment was implemented by the Oil Law, which liberated the fuel market in Brazil beginning January 1, 2002.

The Oil Law established a regulatory framework ending Petrobras' exclusive agency and enabling competition in all aspects of the oil and gas industry in Brazil. As provided in the Oil Law, Petrobras was granted the exclusive right for a period of 27 years to exploit the petroleum reserves in all fields where the Company had previously commenced production. However, the Oil Law established a procedural framework for Petrobras to claim exclusive exploratory (and, in case of success, development) rights for a period of up to three years with respect to areas where the Company could demonstrate that it had "established prospects". To perfect its claim to explore and develop these areas, the Company had to demonstrate that it had the requisite financial capacity to carry out these activities, alone or through financing or partnering arrangements.

The adoption of the SEC rules seeking to modernize the supplemental oil and gas disclosures and the FASB's issuance of the Accounting Standards Update n° 2010-03, "Oil and Gas Reserve Estimation and Disclosure", generated no material impact to the Company's consolidated financial statements other than additional disclosures as discussed in the Note 2(n).

The "International" geographic area includes activities in South America, which includes Argentina, Colombia, Ecuador, Peru, Uruguai and Venezuela; North America, which includes Mexico and the United States of America; Africa, which includes Angola, Lybia, Namibia, Nigeria, and Tanzania, and Others, which includes India, Iran, Portugal, Cuba, New Zealand, Australia and Turkey. The equity investments are composed of Venezuelan companies involved in exploration and production activities.

(i) Capitalized costs relating to oil and gas producing activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	Consolidated Entities							Equity Method Investees
December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Unproved oil and gas properties (*)	49,282	333	1,525	571	2	2,431	51,713	-
Proved oil and gas properties	35,506	3,288	1,779	2,850	11	7,928	43,434	338
Support equipments	52,408	1,142	-	39	14	1,195	53,603	1

Gross capitalized costs	137,196	4,763	3,304	3,460	27	11,554	148,750	339
Depreciation and depletion	(40,774)	(2,556)	(408)	(751)	(2)	(3,717)	(44,491)	(113)
	96,422	2,207	2,896	2,709	25	7,837	104,258	-
Construction and installations in progress	33,491	5	-	-	-	5	33,496	226

Net capitalized costs	129,913	2,212	2,896	2,709	25	7,842	137,755	226

December 31, 2009

Unproved oil and gas properties	3,976	75	1,224	621	7	1,927	5,903	-
Proved oil and gas properties	28,397	3,369	1,133	2,480	-	6,982	35,379	730
Support equipments	44,433	1,151	-	186	78	1,416	45,849	1

Gross capitalized costs	76,806	4,595	2,357	3,287	85	10,325	87,131	731

Depreciation and depletion	(34,372)	(2,996)	(294)	(425)	(1)	(3,716)	(38,088)	(137)

	42,434	1,599	2,063	2,862	84	6,609	49,043	594
Construction and installations in progress	27,664	9	-	-	596	605	28,269	-

Net capitalized costs	70,098	1,608	2,063	2,862	680	7,214	77,312	594

(*) Includes US $43,868 related to the Assigment Agreement.

(ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated Entities							Equity Method Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

At December 31, 2010

Properties acquisitions:
Proved	-	19	-	(67)	-	(48)	(48)	4
Unproved (*)	43,868	-	-	33	-	33	43,901	-
Exploration costs	4,180	187	53	91	833	1,164	5,344	1
Development costs	14,546	428	812	193	-	1,433	15,979	31

	62,594	634	865	250	833	2,582	65,176	36

At December 31, 2009

Properties acquisitions:
Proved	-	24	-	65	-	89	89	5
Unproved	9	-	-	2	-	2	11	-
Exploration costs	3,616	199	64	96	157	516	4,132	-
Development costs	13,524	319	571	307	-	1,197	14,721	83

	17,149	542	635	470	157	1,804	18,953	88

At December 31, 2008

Properties acquisitions:
Proved	-	226	-	23	-	249	249	-
Unproved	42	27	254	18	5	304	346	-
Exploration costs	3,568	145	217	1	2	365	3,933	-
Development costs	11,633	557	288	549	194	1,588	13,221	-

	15,243	955	759	591	201	2,506	17,749	71

(*) Includes US $43,868 related to the Assigment Agreement.

(iii) Results of operations for oil and gas producing activities

The Company's results of operations from oil and gas producing activities for the years ended December 31, 2010, 2009 and 2008 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The prices calculated by the Company's model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company's model may not be indicative of the future prices to be realized by the Company, Gas prices used are contracted prices to third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including such costs as operating labor, materials, supplies, fuel consumed in operations and the costs of operating natural liquid gas plants. Production costs also include administrative expenses and depreciation and amortization of equipment associated with production activities.

Exploration expenses include the costs of geological and geophysical activities and non-productive exploratory wells. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 - Extractive Activities - Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

	Consolidated Entities							Equity Method Investees
At December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	242	791	7	(4)	-	794	1,036	99
Intersegment (1)	54,042	1,283	56	1,633	-	2,972	57,014	21

	54,284	2,074	63	1,629	-	3,766	58,050	120

Production costs (2)	(20,525)	(844)	(33)	(89)	-	(966)	(21,491)	(38)
Exploration expenses	(1,277)	(82)	(59)	(294)	(189)	(623)	(1,900)	(1)
Depreciation, depletion and amortization	(5,757)	(366)	(31)	(320)	(1)	(718)	(6,475)	(84)
Impairment of oil and gas properties	(346)	(6)	-	-	-	(6)	(352)	-
Others operating expenses	(863)	51	7	2	(24)	36	(827)	-

Results before income tax expenses	25,516	828	(54)	928	(214)	1,489	27,005	(2)

Income tax expenses	(8,675)	(139)	-	(163)	-	(302)	(8,978)	(21)

Results of operations (excluding corporate
overhead and interest cost)	16,841	689	(54)	765	(214)	1,186	18,027	(23)

(1) Does not consider US $998 (US $1,181 for 2009 and US $3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US $54,284 (US $38,777 for 2009 and US $59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US $1,081 (US $1,282 for 2009 and US $3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US $20,525 (US $16,329 for 2009 and US $21,130 for 2008) for the segment of E&P Brazil (see Note 21).

	Consolidated Entities							Equity Method Investees
At December 31, 2009	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	476	641	64	140	-	845	1,321	213
Intersegment (1)	37,120	1,146	-	957	-	2,103	39,223	18
	37,596	1,787	64	1,097	-	2,948	40,544	231

Production costs (2)	(15,047)	(689)	(36)	(185)	-	(910)	(15,957)	(126)
Exploration expenses	(1,199)	(198)	(49)	(189)	(71)	(507)	(1,706)	-
Depreciation, depletion and amortization	(4,344)	(383)	(37)	(299)	(1)	(720)	(5,064)	(120)
Impairment of oil and gas properties	(319)	-	-	-	-	-	(319)	-
Others operating expenses	(1,293)	(19)	-	9	2	(8)	(1,301)	-

Results before income tax expenses	15,394	498	(58)	433	(70)	803	16,197	(15)

Income tax expenses	(5,200)	(116)	(0)	(69)	-	(185)	(5,385)	(12)

Results of operations (excluding corporate overhead
and interest cost)	10,194	382	(58)	364	(70)	618	10,812	(27)
At December 31, 2008

Net operation revenues:
Sales to third parties	973	1,152	139	91	-	1,382	2,355	-
Intersegment (1)	54,983	1,403	-	55	-	1,458	56,441	-

	55,956	2,555	139	146	-	2,840	58,796	-
Production costs (2)	(18,019)	(836)	(42)	(23)	-	(901)	(18,920)	-
Exploration expenses	(1,303)	(141)	(106)	(128)	(97)	(472)	(1,775)	-
Depreciation, depletion and amortization	(3,544)	(357)	(35)	(27)	-	(419)	(3,963)	-
Impairment of oil and gas properties	(171)	(5)	(115)	(3)	-	(123)	(294)	-
Others operating expenses	(117)	(181)	-	9	-	(172)	(289)	-

Results before income tax expenses	32,802	1,035	(159)	(26)	(97)	753	33,555	-
Income tax expenses	(11,153)	(265)	(13)	12	-	(266)	(11,419)	-

Results of operations (excluding corporate overhead
and interest cost)	21,649	770	(172)	(14)	(97)	487	22,136	47

(1) Does not consider US $998 (US $1,181 for 2009 and US $3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US $54,284 (US $38,777 for 2009 and US $59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US $1,081 (US $1,282 for 2009 and US $3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US $20,525 (US $16,329 for 2009 and US $21,130 for 2008) for the segment of E&P Brazil (see Note 21).

iv) Reserve quantities information

The Company's estimated net proved oil and gas reserves and changes thereto for the years 2010, 2009 and 2008 are shown in the following table. Proved reserves are estimated by the Company's reservoir engineers in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations-prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

Developed oil and gas reserves are reserves of any category that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well.

In some cases, substantial new investments in additional wells and related facilities will be required to recover these proved reserves. Due to the inherent uncertainties and the limited nature of reservoir data, estimates of reserves are subject to change as additional information becomes available.

Bolivian proved reserves were not classified as such in 2009 due to the new Bolivian Constitution, which restrict the disclosure of estimated reserves for properties under its authority. The initial balance of Bolivian proved reserves for 2009 is adjusted under the line item "Revisions of previous estimates".

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Oil	Total	Total

Reserves at December 31, 2007	9,138.5	321.3	26.7	66.3	414.3	-	9,552.8	60.1

Revisions of previous estimates	119.3	0.1	(10.6)	21.4	10.9	-	130.2	-
Extensions and discoveries	74.7	1.5	-	-	1.5	-	76.2	-
Improved recovery	29.8	-	-	-	-	-	29.8	-
Sales of reserves	-	(10.7)	-	-	(10.7)	-	(10.7)	-
Purchases of reserves	-	12.3	-	-	12.3	-	12.3	-
Production for the year	(646.0)	(35.6)	(0.6)	(2.9)	(39.1)	-	(685.1)	-

Reserves at December 31, 2008	8,716.3	288.9	15.5	84.8	389.2	-	9,105.5	49.1

Revisions of previous estimates	1,779.0	(37.9)	(7.7)	1.7	(43.9)	-	1,735.1	(3.0)
Extensions and discoveries	100.0	4.8	-	30.4	35.2	8.0	143.2	-
Improved recovery	11.0	-	-	10.3	10.3	-	21.3	(2.8)
Sales of reserves	-	(99.4)	-	-	(99.4)	-	(99.4)	-
Purchases of reserves	-	99.4	-	-	99.4	-	99.4	-
Production for the year	(687.0)	(31.2)	(0.5)	(16.3)	(48.0)	(1.0)	(736.0)	(3.4)

Reserves at December 31, 2009	9,919.3	224.6	7.3	110.9	342.8	7.0	10,269.1	39.9

Revisions of previous estimates	368.0	(9.3)	3.4	13.9	8.0	2.0	378.0	(3.7)
Extensions and discoveries	778.0	26.9	-	-	26.9	-	804.9	-
Improved recovery	9.0	0.1	-	20.7	20.8	-	29.8	-
Sales of reserves	-	(5.9)	(0.1)	-	(6.0)	-	(6.0)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(695.0)	(26.6)	(0.5)	(20.6)	(47.7)	(1.0)	(743.7)	(2.7)

Reserves at December 31, 2010 (*)	10,379.3	209.8	10.1	124.9	344.8	8.0	10,732.1	33.5

(*) Does not include the rights to produce 5 billion barrels of oil equivalent according to the Assigment Agreement.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

								Equity Method
			Consolidated Entities					Investees
Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Gas	Total	Total

Reserves at December 31, 2007	10,078.3	2,259.8	141.7	-	2,401.5	-	12,479.8	66.9

Revisions of previous estimates	(248.3)	427.4	(10.7)	26.8	443.5	-	195.2	-
Extensions and discoveries	113.5	39.2	-	-	39.2	-	152.7	-
Improved recovery	7.5	-	-	-	-	-	7.5	-
Purchases of reserves	-	123.1	-	-	123.1	-	123.1	-
Production for the year	(605.0)	(209.0)	(4.9)	-	(213.9)	-	(818.9)	-

Reserves at December 31, 2008	9,346.0	2,640.5	126.1	26.8	2,793.4	-	12,139.4	75.7

Revisions of previous estimates	942.0	(1,398.3)	(70.7)	5.0	(1,464.0)	-	(522.0)	(14.4)
Extensions and discoveries	141.0	5.5	-	-	5.5	6.6	153.1	-
Improved recovery	1.0	-	-	-	-	-	1.0	3.9
Sales of reserves	-	(110.3)	-	-	(110.3)	-	(110.3)	-
Purchases of reserves	-	110.3	-	-	110.3	-	110.3	-
Production for the year	(571.0)	(207.8)	(3.9)	-	(211.7)	(1.0)	(783.7)	(2.0)

Reserves at December 31, 2009	9,859.0	1,039.9	51.5	31.8	1,123.2	5.6	10,987.8	63.2

Revisions of previous estimates	339.0	(20.3)	3.6	8.6	(8.1)	8.0	338.9	(1.9)
Extensions and discoveries	961.0	324.0	-	-	324.0	-	1,285.0	-
Improved recovery	10.0	4.7	-	-	4.7	-	14.7	-
Sales of reserves	-	(1.0)	(0.1)	-	(1.1)	-	(1.1)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(615.0)	(111.6)	(3.3)	-	(114.9)	(2.0)	(731.9)	(1.5)
	-	-	-	-
Reserves at December 31, 2010	10,554.0	1,235.7	51.7	40.4	1,327.8	11.6	11,893.4	59.8

	2010				2009				2008
Net proved developed reserves:	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)
Consolidated entities
Brazil	6,932.0	8.0	6,975.0	11.6	6,121.4	7.0	5,382.8	5.6	5,346.5	-	5,069.9	-

South America (1)	118.8	-	489.2	-	139.9	-	485.6	-	189.0	-	1,661.5	-
North America	4.6	-	30.3	-	3.8	-	37.3	-	5.9	-	67.8	-
Africa	59.5	-	40.4	-	58.5	-	31.7	-	16.0	-	25.6	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	182.9		559.9		202.2	-	554.6	-	210.9	-	1,754.9	-

	7,114.9	8.0	7,534.9	11.6	6,323.6	7.0	5,937.4	5.6	5,557.4	-	6,824.8	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	18.7		25.0		22.2	-	32.5	-	27.5	-	47.3	-

	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-

Total consolidated and
nonconsolidated entities	7,133.6	8.0	7,559.9	11.6	6,345.8	7.0	5,969.9	5.6	5,584.9	-	6,872.1	-

Net proved undeveloped reserves:

Consolidated entities
Brazil	3,447.3	-	3,579.0	-	3,797.9	-	4,476.2	-	3,369.8	-	4,276.1	-

South America (1)	91.0	-	746.3	-	84.8	-	554.5	-	99.9	-	979.0	-
North America	5.6	-	21.6	-	3.5	-	14.2	-	9.6	-	58.3	-
Africa	65.3	-	-	-	524	-	-	-	68.8	-	1.2	-
Others	.	-	-	-	-	-	-	-	-	-	-	-
Total Internacional	161.9		767.9	-	140.7	-	568.7	-	178.3	-	1,038.5	-

	3,609.2	-	4,346.9	-	3,938.6	-	5,044.9	-	3,548.1	-	5,314.6	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

Total consolidated and
nonconsolidated entities	3,624.0	-	4,381.7	-	3,956.2	-	5,075.5	-	-	-	5,343.0	-

(1) Includes reserves of 35.3 million barrels of oil and 276.3 billions of cubic feet of gas in 2010 (42.2 million barrels of oil and 312.00 billions of cubic feet of gas in 2009; and 71.5 million barrels of oil and 415.9 billions of cubic feet of gas in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 - Extractive Activities - Oil and Gas. Estimated future cash inflows from production in Brazil and International segments are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions based upon the Company's internal pricing methodology for oil and gas to year-end quantities of estimated net proved reserves. Future price changes are limited to those provided by contractual arrangements in existence at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on year-end cost indicators, assuming continuation of year-end economic conditions. Estimated future income taxes are calculated by applying appropriate year-end statutory tax rates. These rates reflect allowable deductions and are applied to estimated future pre-tax net cash flows, less the tax basis of related assets. Discounted future net cash flows are calculated using 10% midperiod discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The arbitrary valuation prescribed under Codification Topic 932 - Extractive Activities - Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras' future cash flows or the value of its oil and gas reserves.

	Consolidated Entities								Equity Investees
	Brazil	South America		North America	Africa	Others	International	Total	Total
At December 31, 2010
Future cash inflows	755,189	22,246		1,029	11,403	-	34,678	789,867	1,992
Future production costs	(331,109)	(7,359)		(251)	(2,954)	-	(10,564)	(341,673)	(1,072)
Future development costs	(52,589)	(2,054)		(346)	(2,495)	-	(4,895)	(57,484)	(71)
Future income tax expenses	(128,856)	(6,898)		-	(1,475)	-	(8,373)	(137,229)	(333)

Undiscounted future net cash flows	242,635	5,935		432	4,479	-	10,846	253,481	516

10 percent midyear annual discount for timing of estimated cash flows	(118,361)	(2,222)		(202)	(1,417)	-	(3,841)	(122,202)	(192)

Standardized measure of discounted future net cash flows	124,274	3,713		230	3,062	-	7,005	131,279	324

At December 31, 2009
Future cash inflows	528,703	19,815		640	7,319	-	27,774	556,477	2,737
Future production costs	(252,843)	(5,833)		(170)	(2,010)	-	(8,013)	(260,856)	(1,337)
Future development costs	(45,444)	(2,262)		(217)	(2,248)	-	(4,727)	(50,171)	(121)
Future income tax expenses	(80,342)	(6,354)		-	(290)	-	(6,644)	(86,986)	(501)

Undiscounted future net cash flows	150,074	5,366		253	2,771	-	8,390	158,464	778

10 percent midyear annual discount for timing of estimated cash flows	(73,740)	(2,165)		(96)	(742)	-	(3,003)	(76,743)	(310)

Standardized measure of discounted future net cash flows	76,334	3,201	(*)	157	2,029	-	5,387	81,721	467

At December 31, 2008
Future cash inflows	298,408	21,793		1,468	3,088	-	26,349	324,757	-
Future production costs	(163,427)	(5,236)		(588)	(1,212)	-	(7,036)	(170,463)	-
Future development costs	(41,063)	(2,276)		(327)	(593)	-	(3,196)	(44,259)	-
Future income tax expenses	(33,679)	(9,021)		-	(2)	-	(9,023)	(42,702)	-

Undiscounted future net cash flows	60,239	5,260		553	1,281	-	7,094	67,333	-

10 percent midyear annual discount for timing of estimated cash flows	(22,772)	(2,087)		(266)	(187)	-	(2,540)	(25,312)	-

Standardized measure of discounted future net cash flows	37,467	3,174	(*)	286	1,095	-	4,555	42,022	240

(*) Includes US $405 in 2010 (US $411 in 2009 and US $579 in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

								Equity Method
	Consolidated Entities							Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at January 1, 2010	76,334	3,202	157	2,028	-	5,387	81,721	467

Sales and transfers of oil and gas, net of production cost	(31,864)	(1,139)	(34)	(1,532)	-	(2,705)	(34,569)	(58)
Development cost incurred	13,692	428	812	193	-	1,433	15,125	18
Net change due to purchases and sales of minerals in place	-	(58)	(1)	-	-	(59)	(59)	-
Net change due to extensions, discoveries and improved less related costs	16,972	218	-	1,061	-	1,279	18,251	-
Revisions of previous quantity estimates	7,594	251	88	686	-	1,025	8,619	(58)
Net change in prices, transfer prices and in production costs	72,628	646	(716)	1,353	-	1,283	73,911	(228)
Changes in estimated future development costs	(13,580)	(271)	-	(334)	-	(605)	(14,185)	30
Accretion of discount	7,633	497	23	193	-	713	8,346	77
Net change in income taxes	(25,135)	(205)	-	(1,040)	-	(1,245)	(26,380)	89
Timing	-	180	(110)	-	-	70	70	-
Other - unspecified	-	(36)	11	454	-	429	429	(13)

Balance at December 31, 2010	124,274	3,713	230	3,062	-	7,005	131,279	324

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2009	37,466	3,172	287	1,095	-	4,554	42,020	240
						-	-
Sales and transfers of oil and gas, net of production cost	(22,529)	(1,062)	(32)	(581)	-	(1,675)	(24,204)	(84)
Development cost incurred	13,513	319	571	307	-	1,197	14,710	74
Net change due to purchases and sales of minerals in place	-	-	-	-	-	-	-	-
Net change due to extensions, discoveries and improved recovery less related costs	1,643	110	-	1,242	-	1,352	2,995	(45)
Revisions of previous quantity estimates	23,490	(308)	(366)	32	-	(642)	22,848	(80)
Net change in prices, transfer prices and in production costs	44,892	(1,087)	(476)	1,717	-	154	45,046	513
Changes in estimated future development costs	(5,971)	(293)	65	(1,267)	-	(1,495)	(7,466)	(79)
Accretion of discount	3,747	407	16	114	-	537	4,284	40
Net change in income taxes	(19,917)	1,652	-	(238)	-	1,414	(18,503)	(144)
Timing	-	318	38	-	-	356	356	-
Other - unspecified	-	(25)	54	(393)	-	(364)	(364)	32

Balance at December 31, 2009	76,334	3,203	157	2,028	-	5,388	81,722	467

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2008	169,853	4,909	865	3,364	-	9,138	178,991	-
						-	-
Sales and transfers of oil and gas, net of production cost	(36,982)	(1,630)	(97)	(59)	-	(1,786)	(38,768)	-
Development cost incurred	11,744	557	288	549	194	1,588	13,332	-
Net change due to purchases and sales of minerals in place	-	201	-	-	-	201	201	-
Net change due to extensions, discoveries and improved recovery less related costs	1,018	69	-	(19)	-	50	1,068	-
Revisions of previous quantity estimates	634	1,232	(155)	440	-	1,517	2,151	-
Net change in sales and transfer prices and in productions costs	(188,780)	(1,355)	(1,075)	(4,018)	(194)	(6,642)	(195,422)	-
Changes in estimated future development costs	(8,576)	(733)	(132)	(162)	-	(1,027)	(9,603)	-
Accretion of discount	16,985	668	122	340	-	1,130	18,115	-
Net change in income taxes	71,571	(449)	356	1,380	-	1,287	72,858	-
Timing	-	(208)	74	(410)	-	(544)	(544)	-
Other - unspecified	-	(87)	40	(310)	-	(357)	(357)	-

Balance at December 31, 2008	37,467	3,174	286	1,095	-	4,555	42,022	240

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Basis of financial statements preparation

The accompanying consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC). U.S. GAAP differs in certain respects from International Financial Reporting Standards (IFRS), as issued by International Financial Reporting Standards Board (IASB) and applied by Petrobras in its statutory financial statements prepared in accordance with Brazilian Corporate Law and regulations promulgated by the Brazilian Securities and Exchange Commission (CVM). The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, and Petrobras chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010 (see more details in Note 2 - item p).

The U.S. dollar amounts for the years presented have been translated from the Brazilian Real amounts in accordance Accounting Standard Codification - ASC Topic 830 - Foreign Currency Matters as applicable to entities operating in non-hyperinflationary economies. Transactions occurring in foreign currencies are first remeasured to the Brazilian Real and then translated to the U.S. dollar, with remeasurement gains and losses being recognized in the statements of income. While Petrobras has selected the U.S. Dollar as its reporting currency, the functional currency of Petrobras and all Brazilian subsidiaries is the Brazilian Real. The functional currency of Petrobras International Finance Company - PifCo and some subsidiaries and certain of the special purpose companies that operate in the international economic environment is the U.S. dollar, and the functional currency of Petrobras Argentina is the Argentine Peso.

The Company has translated all assets and liabilities into U.S. dollars at the current exchange rate (R $1.666 and R $1.741 to US $1.00 at December 31, 2010 and 2009, respectively), and all accounts in the statements of income and cash flows (including amounts relative to local currency indexation and exchange variances on assets and liabilities denominated in foreign currency) at the average rates prevailing during the year. The net translation gain in the amount of US $6,796 in 2010 (net translation gain in 2009 - US $22,589 and net translation loss in 2008 - US $20,001) resulting from this remeasurement process was excluded from income and presented as a cumulative translation adjustment ("CTA") within "Accumulated other comprehensive income" in the consolidated statements of changes in shareholders' equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries in which (a) the Company directly or indirectly has either a majority of the equity of the subsidiary or otherwise has controlling financial interest, or (b) the Company has determined itself to be the primary beneficiary of a variable interest entity in accordance with Codification Topic 810-10-25 ("Variable Interest Entities"). All significant intercompany balances and transactions have been eliminated in consolidation.

The following subsidiaries and variable interest entities are consolidated:

Subsidiaries	Activity

Petrobras Química S.A. - Petroquisa and subsidiaries	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries	International operations
Braspetro Oil Company - BOC and subsidiaries	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary	Transportation
Downstream Participações Ltda. and subsidiary	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary	Corporate
5283 Participações Ltda.	Corporate
Fundo de Investimento Imobiliário RB Logística - FII	Corporate
FAFEN Energia S.A. and subsidiary	Energy
Baixada Santista Energia Ltda.	Energy
Sociedade Fluminense de Energia Ltda. - SFE	Energy
Termoaçu S.A.	Energy
Termobahia S.A.	Energy
Termoceará Ltda.	Energy
Termorio S.A.	Energy
Termomacaé Ltda.	Energy
Termomacaé Comercializadora de Energia Ltda.	Energy
Ibiritermo S.A.	Energy
Usina Termelétrica de Juiz de Fora S.A.	Energy
Petrobras Biocombustível S.A.	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP	Exploration and Production
Comperj Participações S.A.	Petrochemical
Comperj Petroquímicos Básicos S.A.	Petrochemical
Comperj PET S.A.	Petrochemical
Comperj Estirênicos S.A.	Petrochemical
Comperj MEG S.A.	Petrochemical
Comperj Poliolefinas S.A.	Petrochemical
Refinaria Abreu e Lima S.A.	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary	Corporate
Cayman Cabiunas Investments Co.	Exploration and Production
Breitener Energética S.A.	Energy

Special purpose entities consolidated according to ASC TOPIC 810-10-25	Activity

Albacora Japão Petróleo Ltda.	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI	Refining
PDET Offshore S.A.	Exploration and Production
Companhia de Recuperação Secundária S.A.	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN	Transportation
Nova Transportadora do Sudeste S.A. - NTS	Transportation
Gasene Participações Ltda.	Transportation
Charter Development LLC- CDC	Exploration and Production
Companhia Mexilhão do Brasil	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)	Corporate

(1) At December 31, 2010, the Company had amounts invested in the Petrobras Group's NonStandardized Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras - "FIDC-NP"). This investment fund is predominantly intended for acquiring credit rights, performed and/or non-performed, in the Petrobras System companies, and aims to optimize the Company's cash management.

Cash and cash equivalents	Cash and cash equivalents consist of highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at date of acquisition.
Marketable securities

Marketable securities have been classified by the Company as available-for-sale, held-to-maturity or trading based upon intended management's strategies with respect to such securities. The Company classifies and accounts for marketable securities under ASC Topic 320 - Investments:

· Trading securities, which are marked-to-market through current period earnings;

· Available-for-sale securities, which are marked-to-market through other comprehensive income;

· Held-to-maturity securities, which are recorded at amortized cost.

The interest and monetary restatement of the securities are recorded in the statement of income. There were no material transfers between categories.

Inventories

Inventories are stated as follows:

· Raw material comprises mainly the stocks of petroleum, which are stated at the average value of the importing or production costs, adjusted, when applicable, to their realization value;

· Oil products and fuel alcohol are stated, respectively, at average refining and purchase cost, adjusted when applicable to their realization value;

· Materials and supplies are stated at average purchase cost, not exceeding replacement value and imports in transit are stated at identified cost.

Investments in non-consolidated companies

The Company uses the equity method of accounting for all long-term investments for which it owns between 20% and 50% of the investee's outstanding voting stock or has the ability to exercise significant influence over operating and financial policies of the investee without controlling it. The equity method requires periodic adjustments to the investment account to recognize the Company's proportionate share in the investee's results, reduced by receipt of investee's dividends.

Property, plant and equipment

· Costs incurred in oil and gas producing activities

The costs incurred in connection with the exploration, development and production of oil and gas are recorded in accordance with the "successful efforts" method. This method requires that costs the Company incurs in connection with the drilling of developmental wells and facilities in proved reserve production areas and successful exploratory wells be capitalized. In addition, costs the Company incurs in connection with geological and geophysical activities are charged to the statements of income in the year incurred, and the costs relating to exploratory dry wells on unproved reserve properties are charged to the statements of income when determined as dry or uneconomical.

· Capitalized costs

The capitalized costs are depreciated based on the unit-of-production method using proved developed reserves. These reserves are estimated by the Company's geologists and petroleum engineers in accordance with SEC standards and are reviewed annually or more frequently when there are indications of significant changes.

· Property acquisition costs

Costs of acquiring developed or undeveloped leaseholds including lease bonus, brokerage, and other fees are capitalized. The costs of undeveloped properties that become productive are transferred to a producing property account.

· Exploratory costs

Exploratory wells that find oil and gas in an area requiring a major capital expenditure before production begins are evaluated annually to assure that commercial quantities of reserves have been found or that additional exploration work is underway or planned. Exploratory costs related to areas where commercial quantities have been found are capitalized, and exploratory costs where additional work is underway or planned continue to be capitalized pending final evaluation. Exploratory well costs not meeting either of these tests are charged to expense. All other exploratory costs (including geological and geophysical costs) are expensed as incurred. Exploratory dry holes are expensed.

· Development costs

Costs of development wells including wells, platforms, well equipment and attendant production facilities are capitalized.

· Production costs

Costs incurred with producing wells are recorded as inventories and are expensed when the products are sold.

· Abandonment costs

The Company makes its annual reviews and revision of its estimated costs associated with well abandonment and the demobilization of oil and gas production areas, considering new information about date of expected abandonment and revised cost estimates to abandon. The changes in estimated asset retirement obligation are principally related to the commercial declaration of new fields, certain changes in cost estimates, and revisions to abandonment information provided for non-operated joint ventures, considering the useful economic life of the fields and the expected cash flows, to present value, at a rate of interest free of risks, adjusted by the Petrobras risk.

· Depreciation, depletion and amortization

Depreciation, depletion and amortization of leasehold costs of producing properties are recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves. Production platform under capital lease which is not tied to the respective wells, are depreciated on a straight-line basis over the estimated useful lives of the platforms. Depreciation, depletion and amortization of all other capitalized costs (both tangible and intangible) of proved oil and gas producing properties is recorded using the unit-of-production method applied on a field by field basis as a ratio of proved developed reserves produced. The straight-line method is used for assets with a useful life shorter than the life of the field.

Other plant and equipment are depreciated on a straight line basis, based on the following estimated useful lives:

Class of assets	Useful life
average weighted
Buildings and improvements	25 years (25-40 years)
Equipment and other assets	20 years (3-31 years)

· Impairment

In accordance with Codification Topic 360-10, management reviews long-lived assets, primarily property, plant and equipment to be used in the business and capitalized costs relating to oil and gas producing activities, whenever events or changes in circumstances indicate that the carrying value of an asset or group of assets may not be recoverable on the bases of undiscounted future cash flows. The reviews are carried out at the lowest level of assets to which the Company is able to attribute identifiable future cash flows. The net book value of the underlying assets is adjusted to their fair value using a discounted future cash flows model, if the sum of the expected undiscounted future cash flows is less than the book value.

The main assumptions of cash flows are: prices based on last strategic plan presented, production curves associated to existent projects comprising the Company's portfolio, operating market costs and investments needed for projects conclusion.

· Maintenance and repairs

Maintenance and repairs, that do not embody significant improvements, are expensed as incurred, as well as planned major maintenances. Expenditures which appreciably extend the life, increase the capacity, or improve the efficiency of existing property are capitalized.

· Capitalized interest

Interest is capitalized in accordance with Codification Topic 835-20 - Capitalization of Interest Cost. Interest is capitalized on specific projects when a construction process involves considerable time and involves major capital expenditures. Capitalized interest is allocated to property, plant and equipment and amortized over the estimated useful lives or unit-of-production method of the related assets. Interest is capitalized at the Company's weighted average cost of borrowings.

Revenues, costs and expenses

Revenue from sales of crude oil and oil products, petrochemical products, natural gas and other related products is recognized when title passes to the customer, because at that time the amount can be reasonably measured, collectibility is reasonably assured, persuasive evidence of an arrangement exists, the seller's price to the buyer is fixed or determinable and the significant risks and rewards of ownership have been transferred. Title is transferred to the customer when delivery occurs pursuant to the terms of the sales contracts. Revenues from the production of natural gas properties in which Petrobras has an interest with other producers are recognized based on the actual volumes sold during the period. Subsequent adjustments to revenues based on production sharing agreements or volumetric delivery differences are not significant. Costs and expenses are accounted for on an accrual basis. Purchases and sales of inventory with the same counterparty (buy/sell arrangements) are combined and recorded on a net basis and reported in "Cost of Sales" on the Consolidated Statements of Income.

Income taxes

The Company accounts for income taxes in accordance with Codification Topic 740 -Accounting for Income, which requires an asset and liability approach to recording current and deferred taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company records the tax benefit of all net operating losses as a deferred tax asset and recognizes a valuation allowance for any part of this benefit which management believes will not be recovered against future taxable income using a "more likely than not" criterion.

In accordance with Codification Topic 740-10, the Company recognizes the effect of an income tax position only if that position is more likely that not of being sustained upon examination, based on technical merits of the position. A recognized income tax position is measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company records interests and penalties related to unrecognized tax benefits in "Other expenses".

Employees' postretirement benefits

The Company sponsors a contributory defined-benefit pension plan covering substantially all of its employees, which is accounted and disclosured for by the Company in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

In addition, the Company provides certain health care benefits for retired employees and their dependents. The cost of such benefits is recognized in accordance with Codification Topic 715 - Compensation-Retirement Benefits.

The Company also contributes to the Brazilian pension and government sponsored pensions of international subsidiaries, social security and redundancy plans at rates based on payroll, and such contributions are expensed as incurred. Further indemnities may be payable upon involuntary severance of employees but, based on current operating plans, management does not believe that any amounts payable under this plan will be significant.

Earnings per share

Earnings per share are computed using the two-class method, which is an earnings allocation formula that determines earnings per share for both preferred shares, which are participating securities and common shares as if all of the net income for each year had been distributed in accordance with a predetermined formula described in Note 16(f).

Accounting for derivatives and hedging activities

The Company applies Codification Topic 815 - Derivatives and Hedging, together with its amendments and interpretations, referred to collectively herein as "ASC 815". These rules require that all derivative instruments be recorded in the balance sheet of the Company as either an asset or a liability and measured at fair value. ASC 815 requires that changes in the derivative's fair value be recognized in the income statement unless specific hedge accounting criteria are met; and the Company designates. For derivatives designated as accounting hedges, fair value adjustments are recorded either in the income statements or "Accumulated other comprehensive income", a component of shareholders' equity, depending upon the type of accounting hedge and the degree of hedge effectiveness.

The Company uses derivative financial instruments, not designated as hedge accounting, to mitigate the risk of unfavorable price movements for crude oil purchases. These instruments are marked-to-market with the associated gains or losses recognized as "Financial income" or "Financial expenses".

The Company may also use non-hedging derivatives to mitigate the risk of unfavorable exchange-rate movements on its foreign currency-denominated funding. Gains and losses from changes in the fair value of these contracts are recognized as "Financial income" or "Financial expenses".

The Company may also use hedging derivatives to protect exchange of interest rates in different currencies. These hedging derivatives used as well as the risk being hedged are accounted for a cash flow model. Under this model, the gains and losses associated with the derivative instruments are deferred and recorded in "Accumulated other comprehensive income" until such time as the hedged transaction impacts earnings, with the exception of any hedge ineffectiveness, which is recorded directly in the statements of income.

Recently issued accounting pronouncements

· Intangibles - Goodwill and Other (Topic 350): When to perform step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts - (ASU 2010-28)

The ASU 2010-28 establishes when to perform the Step 2 of the Goodwill Impairment Test for Reporting Units with zero or negative carrying amounts. Under this new guidance an entity must consider whether it is more likely than not that goodwill impairment exists for each reporting unit with a zero or negative carrying amount. If it is considered that goodwill impairment exists, the second step of the Goodwill Impairment Test must be performed. The Company does not have goodwill recorded in reporting units with zero or negative carrying amounts.

Recently adopted accounting pronouncements	· Transfers and Servicing (ASC 860), Accounting for Transfers of Financial Assets (ASU 2009-16) The FASB issued ASU 2009-16 in December 2009. This standard removes the concept of a Qualifying Special Purpose Entity ("QSPE") and the exception for QSPE consolidation and clarifies the requirements for financial asset transfers eligible for sale accounting. ASU 2009-16 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity. · Consolidation (ASC 810), Improvements to Financial Reporting by Enterprises Involved With Variable Interest Entities (ASU 2009-17) The FASB issued ASU 2009-17 in December 2009. This standard became effective for the Company on January 1, 2010. ASU 2009-17 requires the enterprise to qualitatively assess if it is the primary beneficiary of a variable-interest entity ("VIE"), and, if so, the VIE must be consolidated. Additionally, this Statement requires continuous assessments of whether an enterprise is the primary beneficiary of a VIE. ASU 2009-17 was adopted on January 1, 2010, and did not impact the Company's results of operations, financial position or liquidity. · Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (ASU 2010-20) The ASU 2010-20 enhance the disclosures required for financing receivables and allowances for credit losses under FASB Accounting Standards Codification 310, Receivables. Most of the existing disclosures have been amended to require information on a more disaggregated basis. ASU 2010-20 was adopted on December, 2010. Adoption of the standard did not change the Company's existing disclosures. · Plan Accounting-Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans (a consensus of the FASB Emerging Issues Task Force) (ASU 2010-25) The ASU 2010-25 requires participant loans to be classified as notes receivables from participants and measured at their unpaid principal balance, plus any accrued but unpaid interest. ASU 2010-25 was adopted on December, 2010, and did not impact the Company's results of operations, financial position or liquidity, other than disclosure.
Change in accounting estimates

The Company changed at the beginning of 2010, as a consequence of the periodic assessment of the expected useful lives of its assets, depreciation rates from thermoelectric power plants and facilities from Refining, Transportation and Marketing segment, based on reports prepared by independent appraisers. The changes were accounted for prospectively in accordance with ASC 250 (Accounting changes and error corrections) and the Company's results of operations were increased in US $352, net of taxes, in the year ended December 31, 2010.

The table below provides the previous and the current depreciation rates as a result of the assessment:

Estimated useful life	Previous	New (average)
Optic system equipment	7 years	20 years
Equipment and facilities of distribution	10 years	14 years
Industrial refining equipment and assemblies	10 years	20 years
Equipment and industrial plant fertilizer	10 years	22 years
Product storage tanks	10 years	26 years
Pipelines	10 years	31 years
Plataforms	16 years	27 years
Thermoelectric power plants	20 years	23 years
Vessels	20 years	25 years

IFRS adoption for local purposes

The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, or "IFRS", as issued by the International Accounting Standards Board, or "IASB". The adoption of IFRS in Brazil is mandatory for the year ended December 31, 2010 and as per current tax legislation, the resulting adjustments in relation to the previous practice are not included in the determination of current income tax charge.

The Company chose to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010. The Company's financial statements prepared in accordance with U.S. GAAP were not affected by the adoption of IFRS other than dividends and profit sharing payable to our employees, which are based on the net income calculated under IFRS.

Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2010
Accounting Policies [Abstract]
Consolidated Majority-owned Subsidiaries and Variable Interest Entities [Table Text Block]

Subsidiaries	Activity

Petrobras Química S.A. - Petroquisa and subsidiaries	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries	International operations
Braspetro Oil Company - BOC and subsidiaries	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary	Transportation
Downstream Participações Ltda. and subsidiary	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary	Corporate
5283 Participações Ltda.	Corporate
Fundo de Investimento Imobiliário RB Logística - FII	Corporate
FAFEN Energia S.A. and subsidiary	Energy
Baixada Santista Energia Ltda.	Energy
Sociedade Fluminense de Energia Ltda. - SFE	Energy
Termoaçu S.A.	Energy
Termobahia S.A.	Energy
Termoceará Ltda.	Energy
Termorio S.A.	Energy
Termomacaé Ltda.	Energy
Termomacaé Comercializadora de Energia Ltda.	Energy
Ibiritermo S.A.	Energy
Usina Termelétrica de Juiz de Fora S.A.	Energy
Petrobras Biocombustível S.A.	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP	Exploration and Production
Comperj Participações S.A.	Petrochemical
Comperj Petroquímicos Básicos S.A.	Petrochemical
Comperj PET S.A.	Petrochemical
Comperj Estirênicos S.A.	Petrochemical
Comperj MEG S.A.	Petrochemical
Comperj Poliolefinas S.A.	Petrochemical
Refinaria Abreu e Lima S.A.	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary	Corporate
Cayman Cabiunas Investments Co.	Exploration and Production
Breitener Energética S.A.	Energy

Special purpose entities consolidated according to ASC TOPIC 810-10-25	Activity

Albacora Japão Petróleo Ltda.	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI	Refining
PDET Offshore S.A.	Exploration and Production
Companhia de Recuperação Secundária S.A.	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN	Transportation
Nova Transportadora do Sudeste S.A. - NTS	Transportation
Gasene Participações Ltda.	Transportation
Charter Development LLC- CDC	Exploration and Production
Companhia Mexilhão do Brasil	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)	Corporate

(1) At December 31, 2010, the Company had amounts invested in the Petrobras Group's NonStandardized Credit Rights Investment Fund (Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras - "FIDC-NP"). This investment fund is predominantly intended for acquiring credit rights, performed and/or non-performed, in the Petrobras System companies, and aims to optimize the Company's cash management.

Estimated useful lives [Table Text Block]

Class of assets	Useful life
average weighted
Buildings and improvements	25 years (25-40 years)
Equipment and other assets	20 years (3-31 years)

Previous and current depreciation rates [Table Text Block]

Estimated useful life	Previous	New (average)
Optic system equipment	7 years	20 years
Equipment and facilities of distribution	10 years	14 years
Industrial refining equipment and assemblies	10 years	20 years
Equipment and industrial plant fertilizer	10 years	22 years
Product storage tanks	10 years	26 years
Pipelines	10 years	31 years
Plataforms	16 years	27 years
Thermoelectric power plants	20 years	23 years
Vessels	20 years	25 years

Note 03 - Income Taxes (Table)	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]

	Year ended December 31,
	2010	2009	2008
Income before income taxes and minority interest:
Brazil	24,107	20,770	28,080
International	1,724	1,291	(1,088)

	25,831	22,061	26,992

Tax expense at statutory rates- (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit from interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment (see Note 17 (a))	-	-	(76)
Other	17	207	(142)

Income taxes expenses per consolidated statement of income	(6,356)	(5,238)	(9,259)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct certain tax incentives from income tax payable, covering the tax years from 2006 thru 2015. During the year ended December 31, 2010, Petrobras recognized a tax benefit in the amount of US $131 (US $167 on December 31, 2009 and US $219 on December 31, 2008) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Brazil:
Current	(3,156)	(3,987)	(6,583)
Deferred	(2,887)	(932)	(2,463)

	(6,043)	(4,919)	(9,046)

International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108

	(313)	(319)	(213)

Income taxes expenses	(6,356)	(5,238)	(9,259)

Major components of the deferred income taxes accounts [Table Text Block]

	As of December 31,
	2010	2009

Current assets	540	669
Valuation allowance	(5)	(8)
Current liabilities	(1)	(15)

Net current deferred tax assets	534	646

Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences, not significant individually	801	1,091
Valuation allowance	(1,803)	(1,691)

	2,820	2,473

Non-current liabilities
Capitalized exploration and development costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)

	(15,207)	(12,042)

Net non-current deferred tax liabilities	(12,387)	(9,569)

Non-current deferred tax assets	317	275

Non-current deferred tax liabilities	(12,704)	(9,844)

Net deferred tax liability	(11,853)	(8,923)

Net change in valuation allowance [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Balance at January 1,	(1,699)	(1,614)	(667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57

Balance at December 31,	(1,808)	(1,699)	(1,614)

Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	(1,803)	(1,691)	(1,609)

Note 04 - Cash and Cash Equivalents (Table)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]

	As of December 31,
	2010	2009

Cash	1,974	1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911

	17,633	16,169

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities (Table)	12 Months Ended
Dec. 31, 2010
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	As of December 31,
	2010	2009
Marketable securities classification:
Available-for-sale	3,162	2,551
Trading	15,395	-
Held-to-maturity	154	180

	18,711	2,731

Less: Current portion of marketable securities	(15,612)	(72)

Long-term portion of marketable securities	3,099	2,659

Note 06 - Accounts Receivable, Net (Table)	12 Months Ended
Dec. 31, 2010
Receivables [Abstract]
Accounts Receivable, Net [Table Text Block]

	As of December 31,
	2010	2009

Trade	15,085	11,507
Less: Allowance for uncollectible accounts	(1,608)	(1,446)

	13,477	10,061
Less: Long-term accounts receivable, net	(2,905)	(1,946)

Current accounts receivable, net	10,572	8,115

Allowances for doubtful accounts [Table Text Block]
	As of December 31,
	2010	2009	2008

Allowance for uncollectible accounts
Balance at January 1,	(1,446)	(1,191)	(1,290)
Additions	(196)	(130)	(84)
Write-offs	100	88	16
Cumulative translation adjustments	(66)	(213)	167

Balance at December 31,	(1,608)	(1,446)	(1,191)

Allowance on short-term receivables	(1,028)	(875)	(638)

Allowance on long-term receivables	(580)	(571)	(553)

Note 07 - Inventories (Table)	12 Months Ended
Dec. 31, 2010
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	As of December 31,
	2010	2009
Products:
Oil products	3,799	3,379
Fuel alcohol	286	267
	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Others	69	75
	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	54	15

Note 08 - Recoverable Taxes (Table)	12 Months Ended
Dec. 31, 2010
Recoverable Taxes
Recoverable Taxes [Table Text Block]

	As of December 31,
	2010	2009

Local:
Domestic value-added tax (ICMS) (1)	3,022	2,816
PASEP/COFINS (2)	6,885	4,858
Income tax and social contribution	1,265	1,315
Foreign value-added tax (IVA)	42	42
Other recoverable taxes	453	371

	11,667	9,402

Less: Long-term recoverable taxes	(6,407)	(5,462)

Current recoverable taxes	5,260	3,940

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

Note 09 - Property Plant and Equipment, Net (Table)	12 Months Ended
Dec. 31, 2010
Property Plant and Equipment [Abstract]
Property, plant and equipment, at cost [Table Text Block]

	As of December 31,
	2010			2009
		Accumulated			Accumulated
	Cost	depreciation	Net	Cost	depreciation	Net

Buildings and improvements	9,710	(2,062)	7,648	7,093	(1,982)	5,111
Capitalized expenses	58,146	(26,082)	32,064	47,958	(21,633)	26,325
Equipment and other assets	83,017	(32,664)	50,353	60,592	(27,637)	32,955
Capital lease - platforms and vessels	516	(45)	471	813	(63)	750
Petroleum Production Rights -Assignment Agreement	43,868	-	43,868	-	-	-
Rights and concessions	4,835	(1,421)	3,414	3,172	(1,009)	2,163
Land	757	-	757	574	-	574
Materials	4,566	-	4,566	4,360	-	4,360
Expansion projects:
Construction and installations in progress:
Exploration and Production	33,491	-	33,491	27,664	-	27,664
Refining, Transportation & Marketing	33,062	-	33,062	22,683	-	22,683
Gas & Power	6,218	-	6,218	11,010	-	11,010
Distribution	328	-	328	285	-	285
International	158	-	158	680	-	680
Corporate	2,169	-	2,169	1,607	-	1,607
	280,841	(62,274)	218,567	188,491	(52,324)	136,167

Provision for abandonment [Table Text Block]

Liabilities

Balance as of December 31, 2008	2,825

Accretion expenses	164
Liabilities incurred	24
Liabilities settled	(4)
Revision of provision	(955)
Cumulative translation adjustment	758

Balance as of December 31, 2009	2,812

Accretion expenses	137
Liabilities incurred	1,088
Liabilities settled	(124)
Revision of provision	(858)
Cumulative translation adjustment	139

Balance as of December 31, 2010	3,194

Note 10 - Investments in Non-Consolidated Companies and Other Investments (Table)	12 Months Ended
Dec. 31, 2010
Investments in and Advances to Affiliates Schedule of Investments [Abstract]
Investments in Non-Consolidated Companies and Other Investments [Table Text Block]

		Investments
	Total ownership	2010	2009

Equity method	20% - 50% (1)	5,957	3,988
Investments at cost		355	362
Total		6,312	4,350

(1) As described further in this Note, certain thermoelectrics with ownership of 10% to 50% are also accounted as equity investments due to particularities of significant influence.

Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government (Table)	12 Months Ended
Dec. 31, 2010
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Petroleum and Alcohol Account - Receivable from Federal Government [Table Text Block]

	Year ended December 31,
	2010	2009

Opening balance	469	346
Financial income (Note 22)	3	4
Translation gain	21	119

Ending balance	493	469

Note 12 - Financings (Table)	12 Months Ended
Dec. 31, 2010
Financings [Abstract]
Short-term debt [Table Text Block]

	As of December 31,
	Current		Non- current
	2010	2009	2010	2009
Abroad
Financial institutions	6,381	5,307	17,460	10,421
Bearer bonds - Notes	587	583	11,573	11,723
Suppliers	-	-	5	6
Trust Certificates - Senior/Junior	71	70	194	263
Other	2	2	302	384

	7,041	5,962	29,534	22,797

In Brazil
BNDES	1,269	842	19,384	18,181
Debentures - BNDES	148	137	496	518
Debentures - Other financial institutions	41	807	931	802
FINAME - Earmarked for construction of Bolívia -
Brazil gas pipeline	42	44	233	58
Advance on exchange contracts (ACC)	22	3	-	-
Export credit notes	66	632	6,295	3,548
Bank credit certificate	32	4	2,164	2,071
Other	299	-	1,434	1,066

	1,919	2,469	30,937	26,244

	8,960	8,431	60,471	49,041

Interest on debt	869	766
Current portion of long-term debt	2,883	3,406
Current debt	5,208	4,259

Total debt	8,960	8,431

Composition of foreign currency denominated debt by currency [Table Text Block]

	As of December 31,
	2010	2009
Currencies:
United States dollars	27,583	21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28

	29,534	22,797

Maturities of the principal of long-term debt [Table Text Block]

2012	4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407

60,471

Interest rates on long-term debt [Table Text Block]

	As of December 31,
	2010	2009
Foreign currency
6% or less	21,900	13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105

	29,534	22,797
Local currency
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227

	30,937	26,244

	60,471	49,041

Issuance of long-term debt, Abroad [Table Text Block]

		Amount
Company	Date	US $ million	Maturity	Description

Petrobras	Feb/2010	2,000	2019	Financing obtained from the China
				Development Bank (CDB), with a cost of
Petrobras	March/2010	2,000	2019	Libor plus spread of 2.8% p.a.

				Financing obtained from the Credit Agriclole
PNBV	Apr/2010	1,000	2015	and Investment Bank, at a rate of Libor plus
				spread of 1.625% p.a.

				Financing obtained from the Standard
PNBV	Jul/2010	1,000	2017	Chartered Bank, at a rate of Libor plus 1.79%
				p.a.

				Financing obtained from the Citibank, at a rate
PNBV	Aug/2010	1,000	2015	of Libor plus 1.61% p.a.

PNBV	Nov/2010	500	2016	Loan from Société Générale - Libor plus
				1.62%p.a.

PNBV	Nov/2010	314	2021	Loan from Citibank and EKSPORTFINANS -
				Libor plus 0.725% p.a.

		7,814

Issuance of long-term debt, In Brazil [Table Text Block]

		Amount
Company	Date	(US $ million)	Maturity	Description

				Export credit note with an interest rate
Refap	Feb and	360	2015	between 109.4% and 109.5% of average
	Mar/2010			rate of CDI.

				Financing obtained from Banco do
Petrobras	Jun/2010		2016	Brasil, through issuance of export credit
		1,320		notes at a rate of 110.5% of average rate
				of CDI + flat fee of 0.85%.

				Financing obtained from Caixa
Petrobras	Jun/2010		2017	Economica Federal, through issuance of
		1,200		export credit notes at a rate of 112.9%
				of average rate of CDI.

				Financing obtained from Banco do
				Brasil, through the issuance of export
Petrobras	Nov/10	2,371	2016	credit notes at a rate of 109% of average
				rate of CDI + flat fee of 1.25%.

		5,251

Financing with official credit agencies , Abroad [Table Text Block]

		Amount in US $
Company	Agency	Contracted	Used	Balance	Description
	China				Libor +2.8% p.a.
Petrobras	Development	10,000	7,000	3,000
	Bank

Financing with official credit agencies , In Brazil [Table Text Block]

		Amount in US $
Company	Agency	Contracted	Used	Balance	Description

					Program for Modernization and
Transpetro (*)	BNDES	5,404	326	5,078	Expansion of the FLEET
					(PROMEF) - TJLP+2.5% p.a. +
					3% p.a. for imported products.

Transportadora					Coari-Manaus gas pipeline -
Urucu Manaus	BNDES	1,910	1,896	14	TJLP+1.76%/1.96% p.a.
TUM(**)

Transportadora					Cacimbas-Catu gas pipeline
GASENE	BNDES	1,329	1,329	-	(GASCAC) - TJLP+1.96% p.a.

Transportadora					Cabiúnas - Vitoria gas pipeline
GASENE	BNDES	570	570	-	(GASCAV) - TJLP+1.96% p.a.

	Banco do				Commercial Credit Certificate
Petrobras	Brasil	300	212	88	(FINAME) - 4.5% p.a.

	Caixa				Bank Credit Certificate -
Petrobras	Economica	180	-	180	revolving credit - 110% of
	Federal				average CDI.

Note 13 - Financial Income (Expenses), Net (Table)	12 Months Ended
Dec. 31, 2010
Financial Income Expenses Net [Abstract]
Note 13 - Financial Income (Expenses), Net [Text Block]

13. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variation, allocated to income for the years ended at December 31, 2010, 2009 and 2008 are as follows:

	Years ended December 31,
	2010	2009	2008
Financial expenses

Loans and financing	(4,127)	(2,405)	(1,634)
Leasing	(10)	(30)	(41)
Losses on derivative instruments (Note 19)	(173)	(427)	(425)
Repurchased securities losses	(27)	(31)	(35)
Other	(544)	(511)	(163)

	(4,881)	(3,404)	(2,298)

Capitalized interest	3,238	2,109	1,450

	(1,643)	(1,295)	(848)

Financial income
Investments	985	712	533
Clients	153	123	129
Marketable Securities	701	392	183
Gains on derivative instruments (Note 19)	174	247	636
Other	617	425	160

	2,630	1,899	1,641

Monetary and exchange variations	714	(175)	1,584

	1,701	429	2,377

Note 14 - Capital Lease Obligations (Table)	12 Months Ended
Dec. 31, 2010
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47

Estimated future lease payments	270

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	222

Less current portion of capital lease obligations	(105)

Long-term portion of capital lease obligations	117

Note 15 - Employees' Postretirement Benefits and Other Benefits (Table)	12 Months Ended
Dec. 31, 2010
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	December 31, 2010			December 31, 2009
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	369	374	743	182	325	507
Variable Contribution plan	39	-	39	187	-	187
Employees' postretirement projected benefits obligation	408	374	782	369	325	694

Long-term liabilities
Defined-benefit plan	5,719	7,889	13,608	4,419	6,544	10,963
Variable Contribution plan	132	-	132	-	-	-
Employees' postretirement projected benefits obligation	5,851	7,889	13,740	4,419	6,544	10,963

	6,259	8,263	14,522	4,788	6,869	11,657

Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	609	3,931	2,282	121	2,403
Variable Contribution plan	189	-	189	91	-	91
Tax effect	(1,194)	(207)	(1,401)	(807)	(41)	(848)
Net balance recorded in shareholders' equity	2,317	402	2,719	1,566	80	1,646

Plan assets, Fair Value Measurements [Table Text Block]

Fair Value Measurements at December 31, 2010 (US $ millions)
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Allocation %

Fixed Income	14,810	9,483	5,327	-	54%
Corporate bonds	5,254	-	5,254	-	19%
Government bonds - Brazil	9,483	9,483	-	-	35%
Others	73	-	73	-	-
Variable income	10,974	6,280	1,319	3,375	40%
Brazilian Equity Securities	6,280	6,280	-	-	23%
Equity funds	4,670	-	1,296	3,374	17%
Other Investments	24	-	23	1	-
Real estate	877	-	-	877	3%

	26,661	15,763	6,646	4,252	97%

Loans	679				3%

Total	27,340				100%

Fair value of equity funds Level 3 [Table Text Block]

	US $ million
	Private equity funds	Other Investiments	Real estate	Total

Total at December 31,2009	2,403	10	505	2,918
Profitability of Plan Assets:	841	-	142	983
Purchases, Sales and Settlements	8	(9)	202	201
Gain on translation	122	-	28	150

Total at December 31, 2010	3,374	1	877	4,252

Effect of one-percentage-point change in assumed health care cost [Table Text Block]

	One percentage	One percentage
	point-increase	point-decrease

Effect on total of services and interest cost component	147	(119)
Effect on postretirement benefit obligation	1,210	(991)

Funded status of the plans [Table Text Block]

	2010			2009
	Pension Plans			Pension Plans
			Health Care Benefits			Health Care Benefits
	Defined-Benefits	Variable Contribution		Defined-Benefits	Variable Contribution

Change in benefit obligation:
Benefit obligation at beginning of year	27,276	302	6,869	16,041	128	4,225
Service cost	239	61	117	165	53	75
Interest cost	3,094	35	783	2,371	19	630
Plan change	-	-	-	-	-	-
Actuarial loss (gain)	2,292	28	480	3,403	42	575
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Variable contribution new pension plan	-	-	-	-	-	-
Other	(3)	-	-	(20)	1	-
Gain on translation	1,308	16	328	6,225	61	1,600

Benefit obligation at end of year	33,154	440	8,268	27,276	302	6,869

Change in plan assets:
Fair value of plan assets at beginning of year	22,674	116	-	14,079	36	-
Actual return on plan assets	3,812	19	-	3,703	14	-
Company's contributions	460	-	309	327	23	236
Employees' contributions	219	-	-	179	23	-
Benefits paid	(1,052)	(2)	(309)	(909)	(2)	(236)
Other	2	-	-	(5)	-	-
Gain on translation	1,088	4	-	5,300	21	-

Fair value of plan assets at end of year	27,203	137	-	22,674	116	-

Funded status	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Amounts recognized in the balance sheet consist of:
Current liabilities	(105)	(303)	(374)	(183)	(186)	(325)
Long-term liabilities	(5,846)	-	(7,894)	(4,419)	-	(6,544)

	(5,951)	(303)	(8,268)	(4,602)	(186)	(6,869)

Unrecognized net actuarial loss	3,047	62	590	2,200	29	101
Unrecognized prior service cost	275	127	19	82	62	20

Accumulated other comprehensive income	3,322	189	609	2,282	91	121

Net amount recognized	(2,629)	(114)	(7,659)	(2,320)	(95)	(6,748)

Net periodic benefit cost [Table Text Block]

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined- Benefits	Variable Contribution		Defined- Benefits	Variable Contribution

Service cost-benefits earned during the year	243	62	119	165	53	75
Interest cost on projected benefit obligation	3,148	36	797	2,371	19	630
Expected return on plan assets	(2,682)	(17)	-	(1,995)	(8)	-
Amortization of net prior service cost	64	10	4	59	9	2
Gain (loss) on translation	(1)	-	-	53	6	104
	772	91	920	653	79	811

Employees' contributions	(223)	-	-	(179)	(23)	-

Net periodic benefit cost	549	91	920	474	56	811

Accumulated other comprehensive income [Table Text Block]

	2010			2009
	Pension Plans		Health Care Benefits	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution		Defined Benefits	Variable Contribution

Accumulated other comprehensive income at beginning of year	2,282	90	121	253	95	(404)
Net actuarial loss/(gain)	1,118	96	480	1,800	(82)	575
Amortization of actuarial (loss)/gain	(1)	(1)	-	-	-	-
Net prior service cost	-	-	-	-	-	-
Amortization of net prior service cost	(60)	(9)	(2)	(51)	(8)	2
Gain/(loss) on translation	(17)	13	10	280	86	(52)

Accumulated other comprehensive income at end of year	3,322	189	609	2,282	91	121

Amounts included in accumulated other comprehensive income, expected to be amortized into net periodic postretirement cost during 2011 [Table Text Block]

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution
Unrecognized net actuarial loss (gain)	1	1	2
Unrecognized prior service cost	61	9	-

The main assumptions adopted in 2010 and 2009 for the actuarial calculation [Table Text Block]

	2010	2009

Discount rate	Inflation 5.3% to 4.3% p.a. (1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a. (1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a. (3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific

(1) Inflation decreasing linearly in the next 5 years when it becomes constant.
(2) The Company uses a methodology for computing an equivalent real rate from the future curve of return of the longest term government bonds, considering in the calculation of this rate the maturity profile of the pension and health care liabilities.
(3) Average turnover which varies according to age and time of service.
(4) Decreasing rate attaining in the next 30 years the projected long-term expectations for inflation.

Benefit payments expected to be paid by the pension fund in the next 10 years [Table Text Block]

	Pension Plans		Health Care Benefits
	Defined Benefits	Variable Contribution

2011	1,687	8	370
2012	1,887	13	411
2013	2,082	19	456
2014	2,287	26	499
2015	2,510	34	552
Subsequent five years	16,247	364	3,641

Note 16 - Shareholders' Equity, Basic and diluted earnings per share (Table)	12 Months Ended
Dec. 31, 2010
Stockholders Equity Note [Abstract]
Basic and diluted earnings per share [Table Text Block]
	Year ended December 31,
	2010	2009	2008

Net income for the year attributable to Petrobras	19,184	15,504	18,879

Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,148)	(1,589)	(1,027)

Remaining net income to be equally allocated to common and preferred shares	13,666	12,756	17,103

Weighted average number of shares outstanding
Common/ADS	5,683,061,430	5,073,347,344	5,073,347,344
Preferred/ADS	4,189,764,635	3,700,729,396	3,700,729,396

Basic and diluted earnings per share
Common and preferred	1.94	1.77	2.15

Basic and diluted earnings per ADS	3.88	3.54	4.30

Dividends and interest on shareholders' equity - fiscal year 2010 [Table Text Block]

Portion	Date of board of directors approval	Shareholders' positions	Date payment	Value of the portion - US $ million
1st Portion Interest on shareholders' equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders' equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders' equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders' equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders' equity	02.25.2011	03.21.2010		1,308
Dividends	02.25.2011			923

				6,780

Note 17 - Acquisition/Sales of Assets and Interests (Table)	12 Months Ended
Dec. 31, 2010
Domestic and International Acquisitions [Abstract]
Change in the balance of goodwill [Table Text Block]

Balance as of December 31, 2008	118
Cumulative translation adjustment	21
Balance as of December 31, 2009	139
Acquisitions in Chile	49
Cumulative translation adjustment	4
Balance as of December 31, 2010	192

Acquisitions in the Biofuel Segments [Table Text Block]

Date of the acquisition	Company	% of shares	Value of the acquisition - US $ million

December 8, 2009	BSBios Marialva Indústria e Comércio	50	32
August 24, 2010	Bioóleo Industrial e Comercial	50	11
November 1, 2010	Nova Fronteira Bioenergia S.A.	37.05	155
January 18, 2010	Total Agroindústria Canavieira S.A.	40.37	79
May 14, 2010	Açúcar Guarani S.A.	45.7	380

Purchase options for specific purpose companies [Table Text Block]

			% of shares		Additional paid in capital
Date of option	Project	Corporate name of the SPE	2009	2010	2009	2010

04/30/2009	Marlim	Marlim Participações S.A	100%
12/11/2009	CLEP	Companhia Locadora de
		Equipamentos Petrolíferos	100%		983
12/30/2009	NovaMarlim	NovaMarlim Participações S.A.	43.43%	56.57%	13	1
03/16/2010	Cabuínas	Cayman Cabiúnnas Investment
		Co. Ltd.		100%
08/05/2010	Amazônia	Transportadora Urucu Manaus
		S.A - TUM		100%		99
09/01/2010	Barracuda &	Barracuda & Caratinga Holding
	Caratinga	Company B.V.		100%		(572)
					996	(472)

Note 18 - Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Minimum payments related to operating leases [Table Text Block]

2011	10,645
2012	9,511
2013	7,622
2014	6,232
2015	3,481
2016 and thereafter	10,587

Minimum operating lease payment commitments	48,078

Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]

	As of December 31,
	2010	2009
Labor claims	119	71
Tax claims	361	94
Civil claims	214	272
Commercials claims and other contingencies	66	63
Total	760	500
Current contingencies	-	(31)
Long-term contingencies	760	469

Note 19 - Derivative Instruments, Hedging and Risk Management Activities (Table)	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity 2010	As of December 31, 2010

Futures and Forwards contracts	(8,216)
Options contracts	(1,679)

* A negative notional value represents a sale position.

Foreign Currency Derivative Contracts [Table Text Block]

Foreign Currency	Notional Amount
Maturing in 2009	US $ million

Sell USD / Pay BRL	(8)

Cross Currency Swap [Table Text Block]

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

Sale of ethanol [Table Text Block]

Forward Contract	Notional amount in thousand m3	Fair Value	VAR	Maturity
Long position	715	US $32	1	2016

Location and Amounts of Derivative Fair Value [Table Text Block]

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	115		-

Total		115		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payables and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2009.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2009		2009
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	65		-

Total		65		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payables and accruals	-
Commodity contracts	Other current assets	35	Other payables and accruals	(51)

Total		36		(51)

Total Derivatives		101		(51)

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2010.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2010		December 31, 2010	December 31, 2010

Foreign
exchange		Financial
contracts	42	Expenses	(44)	-

	42		(44)	-

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2009.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2009		December 31, 2009	December 31, 2009

Foreign
exchange		Financial
contracts	9	Expenses	18	-

	9		18	-

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2010

Foreign Exchange Contracts	Financial income/expenses net	8

Commodity contracts	Financial income/expenses net	(7)

Total		1

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2009

Foreign Exchange Contracts	Financial income/expenses net	(32)

Commodity contracts	Financial income/expenses net	(150)

Total		(182)

Note 20 - Financial Instruments (Table)	12 Months Ended
Dec. 31, 2010
Financial Instruments [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis [Table Text Block]

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	18,557	-	-	18,557
Foreign exchange derivatives (Note 19)	-	117	-	117
Commodity derivatives (Note 19)	15	1	32	48

Total assets	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 19)	(40)	(2)	-	(42)

Total liabilities	(40)	(2)	-	(42)

Non financial assets and liabilities accounted for at fair value on a non-recurring basis [Table Text Block]

	As of December 31, 2010

	Level 1	Level 2	Level 3	Total

Assets
Long-lived assets held and used	-	-	122	122
Long-lived assets held for sale	-	32	-	32

Note 21 - Segment Information (Table)	12 Months Ended
Dec. 31, 2010
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing(1)	Gas & Power(1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,473	16,305	2,904	3,279	4,196	39,016	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	3,279	4,196	21,383	(5,310)	46,230

Investments in non-consolidated
companies and other investments	296	3,056	813	1,078	257	812	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	9,519	2,730	4,836	-	218,567

Non-current assets	3,511	3,282	1,465	2,294	346	9,043	-	19,941

Total assets	137,193	69,487	29,907	16,170	7,529	53,707	(5,310)	308,683

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

	As of December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,636	14,810	2,971	2,737	3,270	19,948	(4,728)	42,644

Cash and cash equivalents	-	-	-	-	-	16,169	-	16,169
Other current assets	3,636	14,810	2,971	2,737	3,270	3,779	(4,728)	26,475

Investments in non-consolidated companies and other investments	285	1,635	761	1,318	221	130	-	4,350

Property, plant and equipment, net	70,098	31,508	20,196	9,375	2,342	2,653	(5)	136,167

Non-current assets	3,577	2,016	1,433	1,484	294	8,467	(162)	17,109

Total assets	77,596	49,969	25,361	14,914	6,127	31,198	(4,895)	200,270
(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2009
	International
	Exploration and Production	Refining Transportation & Marketing	Gas and Power	Distribution	Corporate	Eliminations	Total

Current assets	1,004	1,400	231	292	198	(388)	2,737

Investments in non-consolidated companiesand other investments	833	37	160	38	250	-	1,318

Property, plant and equipment, net	7,961	1,105	271	249	132	(343)	9,375

Non-current assets	1,581	271	107	71	1,278	(1,824)	1,484

Total assets	11,379	2,813	769	650	1,858	(2,555)	14,914

Revenues and net income by segment [Table Text Block]

	Year ended December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	242	64,991	7,482	10,724	36,613	-	-	120,052
Inter-segment net operating revenues	54,042	32,549	1,025	2,739	695	-	(91,050)	-

Net operating revenues	54,284	97,540	8,507	13,463	37,308	-	(91,050)	120,052

Cost of sales	(20,525)	(90,380)	(5,964)	(9,759)	(34,091)	-	90,025	(70,694)

Depreciation, depletion and amortization	(5,757)	(946)	(477)	(861)	(203)	(241)	(22)	(8,507)
Exploration, including exploratory dry holes	(1,277)	-	-	(704)	-	-	-	(1,981)
Impairment	(346)	-	-	(56)	-	-	-	(402)
Selling, general and administrative expenses	(436)	(2,981)	(854)	(807)	(1,861)	(2,235)	197	(8,977)
Research and development expenses	(437)	(212)	(73)	(1)	(5)	(265)	-	(993)
Employee benefit expense	-	-	-	-	-	(752)	-	(752)
Other operating expenses	(863)	(842)	(257)	(185)	(50)	(1,464)	73	(3,588)

Costs and expenses	(29,641)	(95,361)	(7,625)	(12,373)	(36,210)	(4,957)	90,273	(95,894)

Operating income (loss)	24,643	2,179	882	1,090	1,098	(4,957)	(777)	24,158

Equity in results of non-consolidated companies	106	155	159	(1)	-	(6)	-	413
Financial income (expenses), net	-	-	-	-	-	1,701	-	1,701
Other taxes	(134)	(70)	(31)	(119)	(17)	(151)	(1)	(523)
Other expenses, net	(59)	14	4	106	20	(3)	-	82

Income (loss) before income taxes	24,556	2,278	1,014	1,076	1,101	(3,416)	(778)	25,831

Income tax benefits (expense)	(8,313)	(722)	(291)	(238)	(374)	3,317	265	(6,356)

Net income (loss) for the year	16,243	1,556	723	838	727	(99)	(513)	19,475

Less: Net income (loss) attributable to the noncontrolling interest	108	(17)	11	(39)	-	(354)	-	(291)

Net income (loss) attributable to Petrobras	16,351	1,539	734	799	727	(453)	(513)	19,184

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	720	5,401	484	4,095	-	24	10,724
Inter-segment net operating revenues	2,993	2,087	39	33	-	(2,413)	2,739

Net operating revenues	3,713	7,488	523	4,128	-	(2,389)	13,463

Cost of sales	(928)	(6,961)	(417)	(3,834)	-	2,381	(9,759)

Depreciation, depletion and amortization	(718)	(70)	(19)	(27)	(27)	-	(861)
Exploration, including exploratory dry holes	(704)	-	-	-	-	-	(704)
Impairment	(6)	(50)	-	-	-	-	(56)
Selling, general and administrative expenses	(155)	(140)	(9)	(263)	(243)	3	(807)
Research and development expenses	-	-	-	-	(1)	-	(1)
Employee benefit expense	-	-	-	-	-	-	-
Other operating expenses	(7)	(252)	7	10	60	(3)	(185)

Costs and expenses	(2,518)	(7,473)	(438)	(4,114)	(211)	2,381	(12,373)

Operating income (loss)	1,195	15	85	14	(211)	(8)	1,090

Equity in results of non-consolidated companies	(4)	3	(2)	9	(7)	-	(1)
Other taxes	(76)	(3)	(1)	(3)	(36)	-	(119)
Other expenses, net	53	34	-	(5)	19	5	106

Income (loss) before income taxes	1,168	49	82	15	(235)	(3)	1,076

Income tax benefits (expense)	(306)	(6)	2	(8)	80	-	(238)

Net income (loss) for the year	862	43	84	7	(155)	(3)	838
							-
Less: Net income (loss) attributable to the noncontrolling interest	-	-	(1)	-	(38)	-	(39)

Net income (loss) attributable to Petrobras	862	43	83	7	(193)	(3)	799

	Year ended December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	476	48,768	5,085	8,469	29,071	-	-	91,869
Inter-segment net operating revenues	38,301	25,539	881	1,728	601	-	(67,050)	-
Net operating revenues	38,777	74,307	5,966	10,197	29,672	-	(67,050)	91,869
Cost of sales	(16,329)	(60,374)	(4,238)	(7,437)	(27,030)	-	66,157	(49,251)
Depreciation, depletion and amortization	(4,344)	(1,213)	(398)	(870)	(176)	(187)	-	(7,188)
Exploration, including exploratory dry holes	(1,199)	-	-	(503)	-	-	-	(1,702)
Impairment	(319)	-	-	-	-	-	-	(319)
Selling, general and administrative expenses	(322)	(2,364)	(421)	(731)	(1,490)	(1,894)	202	(7,020)
Research and development expenses	(254)	(164)	(31)	(2)	(5)	(225)	-	(681)
Employee benefit expense	-	-	-	-	-	(719)	-	(719)
Other operating expenses	(1,293)	(424)	(482)	(146)	-	(792)	17	(3,120)
Costs and expenses	(24,060)	(64,539)	(5,570)	(9,689)	(28,701)	(3,817)	66,376	(70,000)
Operating income (loss)	14,717	9,768	396	508	971	(3,817)	(674)	21,869
Equity in results of non-consolidated companies	(4)	53	122	(16)	-	2	-	157
Financial income (expenses), net	-	-	-	-	-	429	-	429
Other taxes	(57)	(46)	(13)	(77)	(13)	(126)	(1)	(333)
Other expenses, net	(68)	205	(9)	(183)	2	(8)	-	(61)
Income (loss) before income taxes	14,588	9,980	496	232	960	(3,520)	(675)	22,061
Income tax benefits (expense)	(4,961)	(3,375)	(128)	(319)	(326)	3,642	229	(5,238)
Net income (loss) for the year	9,627	6,605	368	(87)	634	122	(446)	16,823
Less: Net income (loss) attributable to the noncontrolling interest	56	(42)	(28)	(67)	-	(1,238)	-	(1,319)
Net income (loss) attributable to Petrobras	9,683	6,563	340	(154)	634	(1,116)	(446)	15,504

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2009
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues from third parties	824	4,484	390	2,740	11	20	8,469
Inter-segment net operating revenues	2,119	1,454	51	44	5	(1,945)	1,728
Net operating revenues	2,943	5,938	441	2,784	16	(1,925)	10,197
Cost of sales	(899)	(5,588)	(334)	(2,546)	(3)	1,933	(7,437)
Depreciation, depletion and amortization	(721)	(86)	(15)	(26)	(22)	-	(870)
Exploration, including exploratory dry holes	(508)	-	-	-	-	5	(503)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(143)	(151)	(14)	(195)	(228)	-	(731)
Research and development expenses	-	-		-	(2)	-	(2)
Other operating expenses	(7)	(177)	6	14	10	8	(146)

Costs and expenses	(2,278)	(6,002)	(357)	(2,753)	(245)	1,946	(9,689)

Operating income (loss)	665	(64)	84	31	(229)	21	508

Equity in results of non-consolidated companies	(24)	11	3	9	(15)	-	(16)
Other taxes	(17)	(3)	(1)	(1)	(55)	-	(77)
Other expenses, net	(30)	(157)	-	2	2	-	(183)

Income (loss) before income taxes	594	(213)	86	41	(297)	21	232

Income tax benefits (expense)	(190)	80	(1)	(9)	(199)	-	(319)

Net income (loss) for the year	404	(133)	85	32	(496)	21	(87)

Less: Net income (loss) attributable to the noncontrolling interest	(7)	9	(1)	-	(68)	-	(67)

Net income (loss) attributable to Petrobras	397	(124)	84	32	(564)	21	(154)

	Year ended December 31, 2008
	Exploration and Production	Refining Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate(2)	Eliminations	Total
Net operating revenues from third parties	973	68,787	8,158	10,024	30,315	-	-	118,257
Inter-segment net operating revenues	58,051	26,872	1,187	916	577	-	(87,603)	-
Net operating revenues	59,024	95,659	9,345	10,940	30,892	-	(87,603)	118,257
Cost of sales	(21,130)	(94,222)	(8,061)	(8,735)	(28,317)	-	87,600	(72,865)
Depreciation, depletion and amortization	(3,544)	(1,109)	(367)	(564)	(165)	(179)	-	(5,928)
Exploration, including exploratory dry holes	(1,303)	-	-	(472)	-	-	-	(1,775)
Impairment	(171)	-	-	(348)	-	-	-	(519)
Selling, general and administrative expenses	(419)	(2,462)	(507)	(788)	(1,425)	(1,972)	144	(7,429)
Research and development expenses	(494)	(151)	(40)	(3)	(8)	(245)	-	(941)
Employee benefit expense	-	-	-	-	-	(841)	-	(841)
Other operating expenses	(117)	(268)	(663)	(473)	(90)	(1,054)	-	(2,665)
Costs and expenses	(27,178)	(98,212)	(9,638)	(11,383)	(30,005)	(4,291)	87,744	(92,963)

Operating income (loss)	31,846	(2,553)	(293)	(443)	887	(4,291)	141	25,294

Equity in results of non-consolidated companies	-	(245)	103	71	49	1	-	(21)
Financial income (expenses), net	-	-	-	-	-	2,377	-	2,377
Other taxes	(37)	(64)	(53)	(126)	(11)	(142)	-	(433)
Other expenses, net	(152)	(155)	(200)	(107)	320	69	-	(225)

Income (loss) before income taxes and minority interest	31,657	(3,017)	(443)	(605)	1,245	(1,986)	141	26,992

Income tax benefits (expense)	(10,764)	943	184	(213)	(406)	1,045	(48)	(9,259)

Net income (loss) for the year	20,893	(2,074)	(259)	(818)	839	(941)	93	17,733

Less: Net income (loss) attributable to the noncontrolling interest	138	38	76	10	-	884	-	1,146

Net income (loss) attributable to Petrobras	21,031	(2,036)	(183)	(808)	839	(57)	93	18,879

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2008
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	1,383	5,611	424	2,604	2	-	10,024
Inter-segment net operating revenues	1,458	1,702	49	72	-	(2,365)	916

Net operating revenues	2,841	7,313	473	2,676	2	(2,365)	10,940

Cost of sales	(901)	(7,341)	(350)	(2,512)	(4)	2,373	(8,735)
Depreciation, depletion and amortization	(419)	(83)	(15)	(22)	(25)	-	(564)
Exploration, including exploratory dry holes	(472)	-	-	-	-	-	(472)
Impairment	(123)	(223)	-	(2)	-	-	(348)
Selling, general and administrative expenses	(197)	(162)	(25)	(132)	(272)	-	(788)
Research and development expenses	-	-	-	-	(3)	-	(3)
Other operating expenses	(170)	(280)	24	5	(52)	-	(473)

Costs and expenses	(2,282)	(8,089)	(366)	(2,663)	(356)	2,373	(11,383)

Operating income (loss)	559	(776)	107	13	(354)	8	(443)

Equity in results of non-consolidated companies	41	(1)	9	-	22	-	71
Other taxes	(18)	(1)	(1)	(2)	(104)	-	(126)
Other expenses, net	(87)	(2)	1	-	(19)	-	(107)

Income (loss) before income taxes	495	(780)	116	11	(455)	8	(605)

Income tax benefits (expense)	(267)	(30)	(2)	(1)	87	-	(213)

Net income (loss) for the year	228	(810)	114	10	(368)	8	(818)

Less: Net income (loss) attributable to the noncontrolling interest	(132)	161	(32)	2	11	-	10

Net income (loss) attributable to Petrobras	96	(649)	82	12	(357)	8	(808)

Capital expenditures incurred by segment [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Exploration and Production	22,222	16,488	14,293
Refining, Transportation & Marketing	15,356	10,466	7,234
Gas & Power	4,099	5,116	4,256
International
Exploration and Production	2,012	1,912	2,734
Refining, Transportation & Marketing	90	110	102
Distribution	52	31	20
Gas & Power	13	58	52
Distribution	482	369	309
Corporate	752	584	874

	45,078	35,134	29,874

The Company's gross sales, classified by geographic destination [Table Text Block]

	Year ended December 31,
	2010	2009	2008

Brazil	111,192	87,183	106,350
International	39,660	28,709	40,179

	150,852	115,892	146,529

Note 22 - Related Party Transactions (Table)	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Transactions with major related parties [Table Text Block]

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets	Liabilities

Petros (pension fund)	-	180	-	428
Banco do Brasil S.A.	3,037	5,650	847	4,167
BNDES	2	21,570	1	20,016
Caixa Econômica Federal S.A.	1	3,398	-	2,270
Federal Government	-	671	-	323
ANP	-	1,541	-	759
Restricted deposits for legal proceedings	1,480	-	983	36
Marketable securities	18,665	-	6,529	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Electricity Sector	1,887	-	1,153	-
Affiliated Companies	183	87	546	95
Other	120	239	(538)	223

	25,868	33,336	9,990	28,317

Current	20,678	5,004	5,964	2,897

Non-Current	5,190	28,332	4,026	25,420

Transactions with major related parties, balance sheet classifications [Table Text Block]

	As of December 31,
	2010		2009
	Assets	Liabilities	Assets Liabilities

Assets
Current
Cash and cash equivalents	3,246	-	4,800	-
Accounts receivable	2,028	-	863	-
Marketable securities	15,320	-	-	-
Other current assets	84	-	301	-

Non-Current
Marketable securities	3,107	-	2,508	-
Petroleum and Alcohol account - receivable from Federal Government (Note 11)	493	-	469	-
Restricted deposits for legal proceedings	1,481	-	983	-
Other assets	109	-	66	-

Liabilities
Current
Current debt	-	2,167	-	1,093
Current liabilities	-	1,879	-	1,075
Dividends and interest on capital payable to Federal Government	-	958	-	729

Long-term
Long-term debt	-	28,258	-	24,762
Other liabilities	-	74	-	658

	25,868	33,336	9,990	28,317

The principal amounts of business and financial operations carried out with related parties [Table Text Block]

	Year ended December 31,
	2010		2009		2008
	Income	Expense	Income	Expense	Income	Expense

Sales of products and services
Braskem S.A.	2,848		515	-	130	-
Quattor Química	1,477		264	-	-	-
Copesul S.A.	-		-	-	1,218	-
Petroquímica União S.A.	-		633	-	729	-
Other	856		1,507	-	378	-

Financial income with:
Petroleum and Alcohol account receivable from Federal Government (Note 11)	4		4	-	8	-
Marketable securities	(204)		(184)	-	3	-
Other	280	9	111	49	(20)	-
Financial expenses	-	382	-	(2)	-	-
Other expenses, net	1	-	-	-	-	4

	5,262	391	2,850	47	2,446	4

Note 23 - Accounting for Suspended Exploratory Wells (Table)	12 Months Ended
Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Unproved oil and gas properties [Table Text Block]

Unproved oil and gas properties (*)
	Year ended December, 31
	2010	2009

Beginning balance at January 1	5,902	3,558

Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825

Ending balance at December 31,	7,846	5,902

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from the above table.

Aging of capitalized exploratory well costs [Table Text Block]

Aging of capitalized exploratory well costs
	Year ended December 31,
	2010	2009

Capitalized exploratory well costs that have been capitalized for a period of one year or less	3,008	2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance	7,846	5,902

Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95

Aging based on drilling completion date of individual wells [Table Text Block]

	Million of dollars	Number of wells
2009	2,005	80
2008	1,428	38
2007	372	11
2006	840	6
2005 and therefore	193	15

	4,838	150

SUPPLEMENTARY INFORMATION ON OIL AND GAS EXPLORATION AND PRODUCTION (UNAUDITED) (Table)	12 Months Ended
Dec. 31, 2010
Supplementary Information on Oil and Gas Exploration and Production [Abstract]
Capitalized costs relating to oil and gas producing activities [Table Text Block]

	Consolidated Entities							Equity Method Investees
December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Unproved oil and gas properties (*)	49,282	333	1,525	571	2	2,431	51,713	-
Proved oil and gas properties	35,506	3,288	1,779	2,850	11	7,928	43,434	338
Support equipments	52,408	1,142	-	39	14	1,195	53,603	1

Gross capitalized costs	137,196	4,763	3,304	3,460	27	11,554	148,750	339
Depreciation and depletion	(40,774)	(2,556)	(408)	(751)	(2)	(3,717)	(44,491)	(113)
	96,422	2,207	2,896	2,709	25	7,837	104,258	-
Construction and installations in progress	33,491	5	-	-	-	5	33,496	226

Net capitalized costs	129,913	2,212	2,896	2,709	25	7,842	137,755	226

December 31, 2009

Unproved oil and gas properties	3,976	75	1,224	621	7	1,927	5,903	-
Proved oil and gas properties	28,397	3,369	1,133	2,480	-	6,982	35,379	730
Support equipments	44,433	1,151	-	186	78	1,416	45,849	1

Gross capitalized costs	76,806	4,595	2,357	3,287	85	10,325	87,131	731

Depreciation and depletion	(34,372)	(2,996)	(294)	(425)	(1)	(3,716)	(38,088)	(137)

	42,434	1,599	2,063	2,862	84	6,609	49,043	594
Construction and installations in progress	27,664	9	-	-	596	605	28,269	-

Net capitalized costs	70,098	1,608	2,063	2,862	680	7,214	77,312	594

(*) Includes US $43,868 related to the Assigment Agreement.

Costs incurred in oil and gas property acquisition, exploration and development activities [Table Text Block]

	Consolidated Entities							Equity Method Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

At December 31, 2010

Properties acquisitions:
Proved	-	19	-	(67)	-	(48)	(48)	4
Unproved (*)	43,868	-	-	33	-	33	43,901	-
Exploration costs	4,180	187	53	91	833	1,164	5,344	1
Development costs	14,546	428	812	193	-	1,433	15,979	31

	62,594	634	865	250	833	2,582	65,176	36

At December 31, 2009

Properties acquisitions:
Proved	-	24	-	65	-	89	89	5
Unproved	9	-	-	2	-	2	11	-
Exploration costs	3,616	199	64	96	157	516	4,132	-
Development costs	13,524	319	571	307	-	1,197	14,721	83

	17,149	542	635	470	157	1,804	18,953	88

At December 31, 2008

Properties acquisitions:
Proved	-	226	-	23	-	249	249	-
Unproved	42	27	254	18	5	304	346	-
Exploration costs	3,568	145	217	1	2	365	3,933	-
Development costs	11,633	557	288	549	194	1,588	13,221	-

	15,243	955	759	591	201	2,506	17,749	71

(*) Includes US $43,868 related to the Assigment Agreement.

Results of operations for oil and gas producing activities [Table Text Block]

	Consolidated Entities							Equity Method Investees
At December 31, 2010	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	242	791	7	(4)	-	794	1,036	99
Intersegment (1)	54,042	1,283	56	1,633	-	2,972	57,014	21

	54,284	2,074	63	1,629	-	3,766	58,050	120

Production costs (2)	(20,525)	(844)	(33)	(89)	-	(966)	(21,491)	(38)
Exploration expenses	(1,277)	(82)	(59)	(294)	(189)	(623)	(1,900)	(1)
Depreciation, depletion and amortization	(5,757)	(366)	(31)	(320)	(1)	(718)	(6,475)	(84)
Impairment of oil and gas properties	(346)	(6)	-	-	-	(6)	(352)	-
Others operating expenses	(863)	51	7	2	(24)	36	(827)	-

Results before income tax expenses	25,516	828	(54)	928	(214)	1,489	27,005	(2)

Income tax expenses	(8,675)	(139)	-	(163)	-	(302)	(8,978)	(21)

Results of operations (excluding corporate
overhead and interest cost)	16,841	689	(54)	765	(214)	1,186	18,027	(23)

(1) Does not consider US $998 (US $1,181 for 2009 and US $3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US $54,284 (US $38,777 for 2009 and US $59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US $1,081 (US $1,282 for 2009 and US $3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US $20,525 (US $16,329 for 2009 and US $21,130 for 2008) for the segment of E&P Brazil (see Note 21).

	Consolidated Entities							Equity Method Investees
At December 31, 2009	Brazil	South America	North America	Africa	Others	International	Total	Total

Net operation revenues:
Sales to third parties	476	641	64	140	-	845	1,321	213
Intersegment (1)	37,120	1,146	-	957	-	2,103	39,223	18
	37,596	1,787	64	1,097	-	2,948	40,544	231

Production costs (2)	(15,047)	(689)	(36)	(185)	-	(910)	(15,957)	(126)
Exploration expenses	(1,199)	(198)	(49)	(189)	(71)	(507)	(1,706)	-
Depreciation, depletion and amortization	(4,344)	(383)	(37)	(299)	(1)	(720)	(5,064)	(120)
Impairment of oil and gas properties	(319)	-	-	-	-	-	(319)	-
Others operating expenses	(1,293)	(19)	-	9	2	(8)	(1,301)	-

Results before income tax expenses	15,394	498	(58)	433	(70)	803	16,197	(15)

Income tax expenses	(5,200)	(116)	(0)	(69)	-	(185)	(5,385)	(12)

Results of operations (excluding corporate overhead
and interest cost)	10,194	382	(58)	364	(70)	618	10,812	(27)
At December 31, 2008

Net operation revenues:
Sales to third parties	973	1,152	139	91	-	1,382	2,355	-
Intersegment (1)	54,983	1,403	-	55	-	1,458	56,441	-

	55,956	2,555	139	146	-	2,840	58,796	-
Production costs (2)	(18,019)	(836)	(42)	(23)	-	(901)	(18,920)	-
Exploration expenses	(1,303)	(141)	(106)	(128)	(97)	(472)	(1,775)	-
Depreciation, depletion and amortization	(3,544)	(357)	(35)	(27)	-	(419)	(3,963)	-
Impairment of oil and gas properties	(171)	(5)	(115)	(3)	-	(123)	(294)	-
Others operating expenses	(117)	(181)	-	9	-	(172)	(289)	-

Results before income tax expenses	32,802	1,035	(159)	(26)	(97)	753	33,555	-
Income tax expenses	(11,153)	(265)	(13)	12	-	(266)	(11,419)	-

Results of operations (excluding corporate overhead
and interest cost)	21,649	770	(172)	(14)	(97)	487	22,136	47

(1) Does not consider US $998 (US $1,181 for 2009 and US $3,067 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' net operating revenues of US $54,284 (US $38,777 for 2009 and US $59,024 for 2008) for the segment of E&P Brazil (see Note 21).

(2) Does not consider US $1,081 (US $1,282 for 2009 and US $3,111 for 2008) related to field processing activities, for which Petrobras has no attributable quantity of reserve. The amount, which relates principally to dry gas volumes, is considered in Petrobras' cost of sales of US $20,525 (US $16,329 for 2009 and US $21,130 for 2008) for the segment of E&P Brazil (see Note 21).

A summaryof the annual changes in the proved reserves of oil and gas [Table Text Block]

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Oil	Total	Total

Reserves at December 31, 2007	9,138.5	321.3	26.7	66.3	414.3	-	9,552.8	60.1

Revisions of previous estimates	119.3	0.1	(10.6)	21.4	10.9	-	130.2	-
Extensions and discoveries	74.7	1.5	-	-	1.5	-	76.2	-
Improved recovery	29.8	-	-	-	-	-	29.8	-
Sales of reserves	-	(10.7)	-	-	(10.7)	-	(10.7)	-
Purchases of reserves	-	12.3	-	-	12.3	-	12.3	-
Production for the year	(646.0)	(35.6)	(0.6)	(2.9)	(39.1)	-	(685.1)	-

Reserves at December 31, 2008	8,716.3	288.9	15.5	84.8	389.2	-	9,105.5	49.1

Revisions of previous estimates	1,779.0	(37.9)	(7.7)	1.7	(43.9)	-	1,735.1	(3.0)
Extensions and discoveries	100.0	4.8	-	30.4	35.2	8.0	143.2	-
Improved recovery	11.0	-	-	10.3	10.3	-	21.3	(2.8)
Sales of reserves	-	(99.4)	-	-	(99.4)	-	(99.4)	-
Purchases of reserves	-	99.4	-	-	99.4	-	99.4	-
Production for the year	(687.0)	(31.2)	(0.5)	(16.3)	(48.0)	(1.0)	(736.0)	(3.4)

Reserves at December 31, 2009	9,919.3	224.6	7.3	110.9	342.8	7.0	10,269.1	39.9

Revisions of previous estimates	368.0	(9.3)	3.4	13.9	8.0	2.0	378.0	(3.7)
Extensions and discoveries	778.0	26.9	-	-	26.9	-	804.9	-
Improved recovery	9.0	0.1	-	20.7	20.8	-	29.8	-
Sales of reserves	-	(5.9)	(0.1)	-	(6.0)	-	(6.0)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(695.0)	(26.6)	(0.5)	(20.6)	(47.7)	(1.0)	(743.7)	(2.7)

Reserves at December 31, 2010 (*)	10,379.3	209.8	10.1	124.9	344.8	8.0	10,732.1	33.5

(*) Does not include the rights to produce 5 billion barrels of oil equivalent according to the Assigment Agreement.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

								Equity Method
			Consolidated Entities					Investees
Proved developed and undeveloped reserves	Brazil	South America	North America	Africa	International	Synthetic Gas	Total	Total

Reserves at December 31, 2007	10,078.3	2,259.8	141.7	-	2,401.5	-	12,479.8	66.9

Revisions of previous estimates	(248.3)	427.4	(10.7)	26.8	443.5	-	195.2	-
Extensions and discoveries	113.5	39.2	-	-	39.2	-	152.7	-
Improved recovery	7.5	-	-	-	-	-	7.5	-
Purchases of reserves	-	123.1	-	-	123.1	-	123.1	-
Production for the year	(605.0)	(209.0)	(4.9)	-	(213.9)	-	(818.9)	-

Reserves at December 31, 2008	9,346.0	2,640.5	126.1	26.8	2,793.4	-	12,139.4	75.7

Revisions of previous estimates	942.0	(1,398.3)	(70.7)	5.0	(1,464.0)	-	(522.0)	(14.4)
Extensions and discoveries	141.0	5.5	-	-	5.5	6.6	153.1	-
Improved recovery	1.0	-	-	-	-	-	1.0	3.9
Sales of reserves	-	(110.3)	-	-	(110.3)	-	(110.3)	-
Purchases of reserves	-	110.3	-	-	110.3	-	110.3	-
Production for the year	(571.0)	(207.8)	(3.9)	-	(211.7)	(1.0)	(783.7)	(2.0)

Reserves at December 31, 2009	9,859.0	1,039.9	51.5	31.8	1,123.2	5.6	10,987.8	63.2

Revisions of previous estimates	339.0	(20.3)	3.6	8.6	(8.1)	8.0	338.9	(1.9)
Extensions and discoveries	961.0	324.0	-	-	324.0	-	1,285.0	-
Improved recovery	10.0	4.7	-	-	4.7	-	14.7	-
Sales of reserves	-	(1.0)	(0.1)	-	(1.1)	-	(1.1)	-
Purchases of reserves	-	-	-	-	-	-	-	-
Production for the year	(615.0)	(111.6)	(3.3)	-	(114.9)	(2.0)	(731.9)	(1.5)
	-	-	-	-
Reserves at December 31, 2010	10,554.0	1,235.7	51.7	40.4	1,327.8	11.6	11,893.4	59.8

Reserve quantities information [Table Text Block]

	2010				2009				2008
Net proved developed reserves:	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)		(millions of barrels)		(billions of cubic feet)
Consolidated entities
Brazil	6,932.0	8.0	6,975.0	11.6	6,121.4	7.0	5,382.8	5.6	5,346.5	-	5,069.9	-

South America (1)	118.8	-	489.2	-	139.9	-	485.6	-	189.0	-	1,661.5	-
North America	4.6	-	30.3	-	3.8	-	37.3	-	5.9	-	67.8	-
Africa	59.5	-	40.4	-	58.5	-	31.7	-	16.0	-	25.6	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	182.9		559.9		202.2	-	554.6	-	210.9	-	1,754.9	-

	7,114.9	8.0	7,534.9	11.6	6,323.6	7.0	5,937.4	5.6	5,557.4	-	6,824.8	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	18.7		25.0		22.2	-	32.5	-	27.5	-	47.3	-

	18.7	-	25.0	-	22.2	-	32.5	-	27.5	-	47.3	-

Total consolidated and
nonconsolidated entities	7,133.6	8.0	7,559.9	11.6	6,345.8	7.0	5,969.9	5.6	5,584.9	-	6,872.1	-

Net proved undeveloped reserves:

Consolidated entities
Brazil	3,447.3	-	3,579.0	-	3,797.9	-	4,476.2	-	3,369.8	-	4,276.1	-

South America (1)	91.0	-	746.3	-	84.8	-	554.5	-	99.9	-	979.0	-
North America	5.6	-	21.6	-	3.5	-	14.2	-	9.6	-	58.3	-
Africa	65.3	-	-	-	524	-	-	-	68.8	-	1.2	-
Others	.	-	-	-	-	-	-	-	-	-	-	-
Total Internacional	161.9		767.9	-	140.7	-	568.7	-	178.3	-	1,038.5	-

	3,609.2	-	4,346.9	-	3,938.6	-	5,044.9	-	3,548.1	-	5,314.6	-

Nonconsolidated entitites
Brazil	-	-	-	-	-	-	-	-	-	-	-	-

South America (1)	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-
North America	-	-	-	-	-	-	-	-	-	-	-	-
Africa	-	-	-	-	-	-	-	-	-	-	-	-
Others	-	-	-	-	-	-	-	-	-	-	-	-
Total International	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

	14.8	-	34.8	-	17.6	-	30.6	-	21.6	-	28.4	-

Total consolidated and
nonconsolidated entities	3,624.0	-	4,381.7	-	3,956.2	-	5,075.5	-	-	-	5,343.0	-

(1) Includes reserves of 35.3 million barrels of oil and 276.3 billions of cubic feet of gas in 2010 (42.2 million barrels of oil and 312.00 billions of cubic feet of gas in 2009; and 71.5 million barrels of oil and 415.9 billions of cubic feet of gas in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

Standardized measure of discounted future net cash flows relating to proved oil and gas quantities [Table Text Block]
	Consolidated Entities								Equity Investees
	Brazil	South America		North America	Africa	Others	International	Total	Total
At December 31, 2010
Future cash inflows	755,189	22,246		1,029	11,403	-	34,678	789,867	1,992
Future production costs	(331,109)	(7,359)		(251)	(2,954)	-	(10,564)	(341,673)	(1,072)
Future development costs	(52,589)	(2,054)		(346)	(2,495)	-	(4,895)	(57,484)	(71)
Future income tax expenses	(128,856)	(6,898)		-	(1,475)	-	(8,373)	(137,229)	(333)

Undiscounted future net cash flows	242,635	5,935		432	4,479	-	10,846	253,481	516

10 percent midyear annual discount for timing of estimated cash flows	(118,361)	(2,222)		(202)	(1,417)	-	(3,841)	(122,202)	(192)

Standardized measure of discounted future net cash flows	124,274	3,713		230	3,062	-	7,005	131,279	324

At December 31, 2009
Future cash inflows	528,703	19,815		640	7,319	-	27,774	556,477	2,737
Future production costs	(252,843)	(5,833)		(170)	(2,010)	-	(8,013)	(260,856)	(1,337)
Future development costs	(45,444)	(2,262)		(217)	(2,248)	-	(4,727)	(50,171)	(121)
Future income tax expenses	(80,342)	(6,354)		-	(290)	-	(6,644)	(86,986)	(501)

Undiscounted future net cash flows	150,074	5,366		253	2,771	-	8,390	158,464	778

10 percent midyear annual discount for timing of estimated cash flows	(73,740)	(2,165)		(96)	(742)	-	(3,003)	(76,743)	(310)

Standardized measure of discounted future net cash flows	76,334	3,201	(*)	157	2,029	-	5,387	81,721	467

At December 31, 2008
Future cash inflows	298,408	21,793		1,468	3,088	-	26,349	324,757	-
Future production costs	(163,427)	(5,236)		(588)	(1,212)	-	(7,036)	(170,463)	-
Future development costs	(41,063)	(2,276)		(327)	(593)	-	(3,196)	(44,259)	-
Future income tax expenses	(33,679)	(9,021)		-	(2)	-	(9,023)	(42,702)	-

Undiscounted future net cash flows	60,239	5,260		553	1,281	-	7,094	67,333	-

10 percent midyear annual discount for timing of estimated cash flows	(22,772)	(2,087)		(266)	(187)	-	(2,540)	(25,312)	-

Standardized measure of discounted future net cash flows	37,467	3,174	(*)	286	1,095	-	4,555	42,022	240

(*) Includes US $405 in 2010 (US $411 in 2009 and US $579 in 2008) attributable to 32,76% minority interest in Petrobras Argentina, which is consolidated by Petrobras.

Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein [Table Text Block]

								Equity Method
	Consolidated Entities							Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at January 1, 2010	76,334	3,202	157	2,028	-	5,387	81,721	467

Sales and transfers of oil and gas, net of production cost	(31,864)	(1,139)	(34)	(1,532)	-	(2,705)	(34,569)	(58)
Development cost incurred	13,692	428	812	193	-	1,433	15,125	18
Net change due to purchases and sales of minerals in place	-	(58)	(1)	-	-	(59)	(59)	-
Net change due to extensions, discoveries and improved less related costs	16,972	218	-	1,061	-	1,279	18,251	-
Revisions of previous quantity estimates	7,594	251	88	686	-	1,025	8,619	(58)
Net change in prices, transfer prices and in production costs	72,628	646	(716)	1,353	-	1,283	73,911	(228)
Changes in estimated future development costs	(13,580)	(271)	-	(334)	-	(605)	(14,185)	30
Accretion of discount	7,633	497	23	193	-	713	8,346	77
Net change in income taxes	(25,135)	(205)	-	(1,040)	-	(1,245)	(26,380)	89
Timing	-	180	(110)	-	-	70	70	-
Other - unspecified	-	(36)	11	454	-	429	429	(13)

Balance at December 31, 2010	124,274	3,713	230	3,062	-	7,005	131,279	324

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2009	37,466	3,172	287	1,095	-	4,554	42,020	240
						-	-
Sales and transfers of oil and gas, net of production cost	(22,529)	(1,062)	(32)	(581)	-	(1,675)	(24,204)	(84)
Development cost incurred	13,513	319	571	307	-	1,197	14,710	74
Net change due to purchases and sales of minerals in place	-	-	-	-	-	-	-	-
Net change due to extensions, discoveries and improved recovery less related costs	1,643	110	-	1,242	-	1,352	2,995	(45)
Revisions of previous quantity estimates	23,490	(308)	(366)	32	-	(642)	22,848	(80)
Net change in prices, transfer prices and in production costs	44,892	(1,087)	(476)	1,717	-	154	45,046	513
Changes in estimated future development costs	(5,971)	(293)	65	(1,267)	-	(1,495)	(7,466)	(79)
Accretion of discount	3,747	407	16	114	-	537	4,284	40
Net change in income taxes	(19,917)	1,652	-	(238)	-	1,414	(18,503)	(144)
Timing	-	318	38	-	-	356	356	-
Other - unspecified	-	(25)	54	(393)	-	(364)	(364)	32

Balance at December 31, 2009	76,334	3,203	157	2,028	-	5,388	81,722	467

								Equity Method
			Consolidated Entities					Investees
	Brazil	South America	North America	Africa	Others	International	Total	Total

Balance at janauary 1, 2008	169,853	4,909	865	3,364	-	9,138	178,991	-
						-	-
Sales and transfers of oil and gas, net of production cost	(36,982)	(1,630)	(97)	(59)	-	(1,786)	(38,768)	-
Development cost incurred	11,744	557	288	549	194	1,588	13,332	-
Net change due to purchases and sales of minerals in place	-	201	-	-	-	201	201	-
Net change due to extensions, discoveries and improved recovery less related costs	1,018	69	-	(19)	-	50	1,068	-
Revisions of previous quantity estimates	634	1,232	(155)	440	-	1,517	2,151	-
Net change in sales and transfer prices and in productions costs	(188,780)	(1,355)	(1,075)	(4,018)	(194)	(6,642)	(195,422)	-
Changes in estimated future development costs	(8,576)	(733)	(132)	(162)	-	(1,027)	(9,603)	-
Accretion of discount	16,985	668	122	340	-	1,130	18,115	-
Net change in income taxes	71,571	(449)	356	1,380	-	1,287	72,858	-
Timing	-	(208)	74	(410)	-	(544)	(544)	-
Other - unspecified	-	(87)	40	(310)	-	(357)	(357)	-

Balance at December 31, 2008	37,467	3,174	286	1,095	-	4,555	42,022	240

Note 02 - Summary of Significant Accounting Policies, Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2010
Petrobras Química S.A. - Petroquisa and subsidiaries [Member]
Activity	Petrochemical
Petrobras Distribuidora S.A. - BR and subsidiaries [Member]
Activity	Distribution
Braspetro Oil Services Company - Brasoil and subsidiaries
Activity	International operations
Braspetro Oil Company - BOC and subsidiaries
Activity	International operations
Petrobras International Braspetro B.V. - PIBBV and subsidiaries
Activity	International operations
Petrobras Gás S.A. - Gaspetro and subsidiaries
Activity	Gas transportation
Petrobras International Finance Company - PifCo and subsidiaries
Activity	Financing
Petrobras Transporte S.A. - Transpetro and subsidiary
Activity	Transportation
Downstream Participações Ltda. and subsidiary
Activity	Refining and distribution
Petrobras Netherlands BV - PNBV and subsidiaries
Activity	Exploration and Production
Petrobras Comercializadora de Energia Ltda. - PBEN
Activity	Energy
Petrobras Negócios Eletrônicos S.A. - E-Petro and subsidiary
Activity	Corporate
5283 Participações Ltda. Corporate
Activity	Corporate
Fundo de Investimento Imobiliário RB Logística - FII
Activity	Corporate
FAFEN Energia S.A. and subsidiary
Activity	Energy
Baixada Santista Energia Ltda.
Activity	Energy
Sociedade Fluminense de Energia Ltda. - SFE
Activity	Energy
Termoaçu S.A.
Activity	Energy
Termobahia S.A.
Activity	Energy
Termoceará Ltda.
Activity	Energy
Termorio S.A.
Activity	Energy
Termomacaé Ltda.
Activity	Energy
Termomacaé Comercializadora de Energia Ltda.
Activity	Energy
Ibiritermo S.A.
Activity	Energy
Usina Termelétrica de Juiz de Fora S.A.
Activity	Energy
Petrobras Biocombustível S.A.
Activity	Energy
Companhia Locadora de Equipamentos Petrolíferos S.A. - CLEP
Activity	Exploration and Production
Comperj Participações S.A.
Activity	Petrochemical
Comperj Petroquímicos Básicos S.A.
Activity	Petrochemical
Comperj PET S.A.
Activity	Petrochemical
Comperj Estirênicos S.A.
Activity	Petrochemical
Comperj MEG S.A.
Activity	Petrochemical
Comperj Poliolefinas S.A.
Activity	Petrochemical
Refinaria Abreu e Lima S.A.
Activity	Refining
Cordoba Financial Services Gmbh - CFS and subsidiary
Activity	Corporate
Cayman Cabiunas Investments Co.
Activity	Exploration and Production
Breitener Energética S.A.
Activity	Energy
Albacora Japão Petróleo Ltda.
Activity	Exploration and Production
Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI
Activity	Refining
PDET Offshore S.A.
Activity	Exploration and Production
Companhia de Recuperação Secundária S.A.
Activity	Exploration and Production
Nova Transportadora do Nordeste S.A. - NTN
Activity	Transportation
Nova Transportadora do Sudeste S.A. - NTS
Activity	Transportation
Gasene Participações Ltda.
Activity	Transportation
Charter Development LLC- CDC
Activity	Exploration and Production
Companhia Mexilhão do Brasil
Activity	Exploration and Production
Fundo de Investimento em Direitos Creditórios não-padronizados do Sistema Petrobras (1)
Activity	Corporate

Note 02 - Summary of Significant Accounting Policies, Property plant and equipment (Detail)	Dec. 31, 2010
Buildings and improvements
Property Plant and Equipment [Abstract]
Useful life average weighted	25 years (25-40 years)
Equipment and other assets
Property Plant and Equipment [Abstract]
Useful life average weighted	20 years (3-31 years)

Note 02 - Summary of Significant Accounting Policies, Change in accounting estimate (Detail)	12 Months Ended
Dec. 31, 2010
Optic System Equipment [Member]
Change in Accounting Estimate [Line Items]
Previous	7 years
New (average)	20 years
Equipment and facilities of distribution [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	14 years
Industrial refining equipment and assemblies [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	20 years
Equipment and industrial plant fertilizer [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	22 years
Product storage tanks [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	26 years
Pipelines [Member]
Change in Accounting Estimate [Line Items]
Previous	10 years
New (average)	31 years
Plataforms [Member]
Change in Accounting Estimate [Line Items]
Previous	16 years
New (average)	27 years
Thermoelectric power plants [Member]
Change in Accounting Estimate [Line Items]
Previous	20 years
New (average)	23 years
Vessels [Member]
Change in Accounting Estimate [Line Items]
Previous	20 years
New (average)	25 years

Note 02 - Summary of Significant Accounting Policies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Translation Gain (Loss)
Current exchange rate (Reais)	$ 1,666
Current Exchange Rate (Dollars)	1,741
Net Translation Gain (Loss)	6,796	22,589	20,001
Investments in Non-consolidated Companies and Other Investments
Equity method of long-term investments minimum percentage of it owns	20.00%
Equity method of long-term investments maximum percentage of it owns	50.00%
Income Tax Expense
Maximum percentage of recognized income tax position is measured at the largest amount likely of being realized	50.00%
Change in Accounting Estimate [Abstract]
Amount of results in operations were increased, net of taxes	$ 352

Note 03 - Income Taxes, Tax reconciliation calculated based upon the Brazilian statutory tax rate (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income tax and minority interest:
Brazil	$ 24,107	$ 20,770	$ 28,080
International	1,724	1,291	(1,088)
Income before income taxes and minority interest, total	25,831	22,061	26,992
Tax Expense at statutory rate - (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit on interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment	0	0	(76)
Other	17	207	(142)
Total income tax expense	$ (6,356)	$ (5,238)	$ (9,259)

Note 03 - Income Taxes, Domestic and international income tax benefit breakdown (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil:
Current	$ (3,156)	$ (3,987)	$ (6,583)
Deferred	(2,887)	(932)	(2,463)
Brazil, total	(6,043)	(4,919)	(9,046)
International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108
International, total	(313)	(319)	(213)
Total income tax expense	$ (6,356)	$ (5,238)	$ (9,259)

Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Deferred income tax accounts
Current assets	$ 540	$ 669
Valuation allowance	(5)	(8)	(5)
Current liabilities	(1)	(15)
Net current deferred tax assets	534	646
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences	801	1,091
Valuation allowance	(1,803)	(1,691)	(1,609)
Non-current assets, total	2,820	2,473
Non-current liabilities
Capitalized Exploration and Development Costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)
Non-current liabilities, total	(15,207)	(12,042)
Net non-current deferred tax liabilities	(12,387)	(9,569)
Non-current deferred tax assets	317	(275)
Non-current deferred tax liabilities	(12,704)	9,844
Net deferred tax liability	$ (11,853)	$ (8,923)

Note 03 - Income Taxes, Net change in the valuation allowance (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Valuation allowance net change
Balance at January 1,	$ (1,699)	$ (1,614)	$ (667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57
Balance at December 31,	(1,808)	(1,699)	(1,614)
Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	$ (1,803)	$ (1,691)	$ (1,609)

Note 03 - Income Taxes, Parenthetical (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense
Income tax rate	25.00%	25.00%
Social Contributon rate	9.00%	9.00%
Tax Expense statutory rate	34.00%	34.00%

Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 10, 2007
Income Taxes, Additiional information
Tax incentive (1)	$ (131)	$ (167)	$ (219)
Percentage of Reduction in Income Tax Payable	75.00%	75.00%	75.00%	75.00%
Domestic accumulated tax loss carryforwards	1,313
Foreign accumulated tax loss carryforwards	5,684
Limited of percentage of availability to offset Future Taxable Income	30.00%
Additions	(146)	(185)	(1,071)
Deferred tax liability	449	280
Subsidiaries undistributed earnings	$ 1,321	$ 823

Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and Cash Equivalents [Abstract]
Cash	$ 1,974	$ 1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911
Cash and cash equivalents (Note 4)	$ 17,633	$ 16,169	$ 6,499	$ 6,987

Note 05 - Marketable Securities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Marketable securities classification:
Available-for-sale	$ 3,162	$ 2,551
Trading	15,395	0
Held-to-maturity	154	180
Marketable Securities	18,711	2,731
Less: Current portion of marketable securities	(15,612)	(72)
Long-term portion of marketable securities	$ 3,099	$ 2,659

Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 2,939	$ 2,363
Interest Coupons	6.00%

Note 06 - Accounts Receivable, Net (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net
Trade	$ 15,085	$ 11,507
Less: allowance for uncollectible accounts	(1,608)	(1,446)
Trade Accounts Receivable Total	13,477	10,061
Less: Long-term accounts receivable, net	(2,905)	(1,946)
Current accounts receivable, net	$ 10,572	$ 8,115

Note 06 - Accounts receivable, Allowance for uncollectible accounts (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for uncollectible accounts
Balance at January 1,	$ (1,446)	$ (1,191)	$ (1,290)
Additions	(196)	(130)	(84)
Write-offs	100	88	16
Cumulative translation adjustments	(66)	(213)	167
Balance at December 31,	(1,608)	(1,446)	(1,191)
Allowance on short-term receivables	(1,028)	(875)	(638)
Allowance on long-term receivables	$ (580)	$ (571)	$ (553)

Note 06 - Accounts receivable, Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable
Long Term Receivables	$ 642	$ 633
Allowance for credits not backed by collateral	$ 570	$ 561

Note 07 - Inventories (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Products
Oil products	$ 3,799	$ 3,379
Fuel alcohol	286	267
Products	4,085	3,646
Raw materials, mainly crude oil	5,690	5,494
Materials and supplies	2,044	1,917
Other	69	75
Inventory, total	11,888	11,132
Current inventories	11,834	11,117
Long-term inventories	$ 54	$ 15

Note 07 - Inventories, Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Inventories, Additional Information
Recognized loss due to oil price variation, classified as other operating expense	$ 333	$ 308

Note 08 - Recoverable Taxes (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Local:
Domestic value-added tax (ICMS)	$ 3,022	$ 2,816
PASEP/COFINS	6,885	4,858
Income tax and social contribution	1,265	1,315
Foreign value-added tax (IVA)	42	42
Other recoverable taxes	453	371
Total	11,667	9,402
Less: Long-term recoverable taxes	(6,407)	(5,462)
Current recoverable taxes	$ 5,260	$ 3,940

Note 09 - Property, Plant and Equipment, Net (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property Plant And Equipment [Line Items]
Cost	$ 280,841	$ 188,941
Accumulated depreciation	(62,274)	(52,324)
Net	218,567	136,167
Buildings and improvements [Member]
Property Plant And Equipment [Line Items]
Cost	9,710	7,093
Accumulated depreciation	(2,062)	(1,982)
Net	7,648	5,111
Capitalized expenses [Member]
Property Plant And Equipment [Line Items]
Cost	58,146	47,958
Accumulated depreciation	(26,082)	(21,633)
Net	32,064	26,325
Equipment and other assets [Member]
Property Plant And Equipment [Line Items]
Cost	83,017	60,592
Accumulated depreciation	(32,664)	(27,637)
Net	50,353	32,955
Capital lease - platforms and vessels [Member]
Property Plant And Equipment [Line Items]
Cost	516	813
Accumulated depreciation	(45)	(63)
Net	471	750
Petroleum Production Rights - Assigment Agreement [Member]
Property Plant And Equipment [Line Items]
Cost	43,868	0
Accumulated depreciation	0	0
Net	43,868	0
Rights ad concessions [Member]
Property Plant And Equipment [Line Items]
Cost	4,835	3,172
Accumulated depreciation	(1,421)	(1,009)
Net	3,414	2,163
Land [Member]
Property Plant And Equipment [Line Items]
Cost	757	574
Net	757	574
Materials [Member]
Property Plant And Equipment [Line Items]
Cost	4,566	4,360
Net	4,566	4,360
Exploration and production [Member]
Property Plant And Equipment [Line Items]
Cost	33,491	27,664
Net	33,491	27,664
Refining, Transportation & Marketing [Member]
Property Plant And Equipment [Line Items]
Cost	33,062	22,683
Net	33,062	22,683
Gas & Power [Member]
Property Plant And Equipment [Line Items]
Cost	6,218	11,010
Net	6,218	11,010
Distribution [Member]
Property Plant And Equipment [Line Items]
Cost	328	285
Net	328	285
International [Member]
Property Plant And Equipment [Line Items]
Cost	158	680
Net	158	680
Corporate [Member]
Property Plant And Equipment [Line Items]
Cost	2,169	1,607
Net	$ 2,169	$ 1,607

Note 09 - Asset Retirement and Environmental Obligations (Detail) (Liabilities [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Liabilities [Member]
Summary of abandoment provision
Balance as of December 31, 2009	$ 2,812	$ 2,825
Accretion expenses	137	164
Liabilities incurred	1,088	24
Liabilities settled	(124)	(4)
Revision of provision	(858)	(955)
Cumulative translation adjustment	139	758
Balance as of December 31, 2010	$ 3,194	$ 2,812

Note 09 - Property, Plant and Equipment, Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 01, 2010
Accounting treatment of Assigment Agreement
Maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas				$ 5,000
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas				40 years
Purchase price of rights acquired under assigment agreement				43,868
Amount of transfer to Brazilian treasury securities of purchase price of rights acquired under assigment agreement				39,768
Remainig amount in cash of purchase price of rights acquired under assigment agreement				4,100
Impairment
Impairment	402	319	519
Producing propeties in Brazil	346
Impairment of assets held for sale	$ 56

Note 10 - Investments in Non-consolidated Companies and Other Investments (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Total ownership [Member]
Equity method	20% - 50% (1)	20% - 50% (1)
Investments [Member]
Equity method	5,957	3,988
Investments at cost	355	362
Total	6,312	4,350

Note 10 - Investments in Non-consolidated Companies and Other Investments, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Braskem S.A. [Member]	Dec. 31, 2010 Priority Thermoeletric Energy Program [Member]	Dec. 31, 2009 Priority Thermoeletric Energy Program [Member]
Equity method		36.10%
Balance of investments		$ 2,867	$ 118	$ 110
Provision for loss on investments
Minimum percentage of ownership accounted as equity investment	10.00%
Maximum percentage of ownership accounted as equity investment	50.00%

Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Opening balance	$ 469	$ 346
Financial income (Note 22)	3	4
Translation gain	21	119
Ending balance	$ 493	$ 469

Note 12 - a) Short-term debt (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Institutions [Member]
Short Term Debt [Line Items]
Current	$ 6,381	$ 5,307
Non-current	17,460	10,421
Bearer bonds - Notes [Member]
Short Term Debt [Line Items]
Current	587	583
Non-current	11,573	11,723
Suppliers [Member]
Short Term Debt [Line Items]
Current	0	0
Non-current	5	6
Trust Certificates - Senior/Junior [Member]
Short Term Debt [Line Items]
Current	71	70
Non-current	194	263
Other [Member]
Short Term Debt [Line Items]
Current	2	2
Non-current	302	384
Total Abroad [Member]
Short Term Debt [Line Items]
Current	7,041	5,962
Non-current	29,534	22,797
BNDES [Member]
Short Term Debt [Line Items]
Current	1,269	842
Non-current	19,384	18,181
Debentures - BNDES [Member]
Short Term Debt [Line Items]
Current	148	137
Non-current	496	518
Debentures - Other financial information [Member]
Short Term Debt [Line Items]
Current	41	807
Non-current	931	802
FINAME - Earmarked for construction of Bolívia - Brazil gas pipeline [Member]
Short Term Debt [Line Items]
Current	42	44
Non-current	233	58
Advance on exchange contracts (ACC) [Member]
Short Term Debt [Line Items]
Current	22	3
Non-current		0
Export credit notes [Member]
Short Term Debt [Line Items]
Current	66	632
Non-current	6,295	3,548
Bank credit certificate [Member]
Short Term Debt [Line Items]
Current	32	4
Non-current	2,164	2,071
Other [Member]
Short Term Debt [Line Items]
Current	299	0
Non-current	1,434	1,066
Total in Brazil [Member]
Short Term Debt [Line Items]
Current	1,919	2,469
Non-current	30,937	26,244
Total short-term borrowings [Member]
Short Term Debt [Line Items]
Current	8,960	8,431
Non-current	60,471	49,041
Debt Current [Abstract]
Interest on debt	869	766
Current portion of long term debt	2,883	3,406
Current debt	5,208	4,259
Total debt	$ 8,960	$ 8,431

Note 12 - b) Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Currencies:
United States dollars	$ 27,583	$ 21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28
Foreign Currency, Total	$ 29,534	$ 22,797

Note 12 - b) Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturities of the principal of long-term debt
2012	$ 4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407
Long-term debt	$ 60,471	$ 49,041

Note 12 - b) Long-term debt, Interest rates on long-term debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign currency:
6% or less	$ 21,900	$ 13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105
Foreign Currency, Total	29,534	22,797
Local Currency:
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227
Local Currency, Total	30,937	26,244
Total	$ 60,471	$ 49,041

Note 12 - c) Long-term debt, foreign (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Issuance of Debt 1 [Member]
Company	Petrobras
Date	Feb/2010
Amount	$ 2,000
Maturity	2019
Description	Financing obtained from the China Development Bank (CDB), with a cost of Libor plus spread of 2.8% p.a.
Issuance of Debt 2 [Member]
Company	Petrobras
Date	March/2010
Amount	2,000
Maturity	2019
Description	Financing obtained from the China Development Bank (CDB), with a cost of Libor plus spread of 2.8% p.a.
Issuance of Debt 3 [Member]
Company	PNBV
Date	Apr/2010
Amount	1,000
Maturity	2015
Description	Financing obtained from the Credit Agriclole and Investment Bank, at a rate of Libor plus spread of 1.625% p.a.
Issuance of Debt 4 [Member]
Company	PNBV
Date	Jul/2010
Amount	1,000
Maturity	2017
Description	Financing obtained from the Standard Chartered Bank, at a rate of Libor plus 1.79% p.a.
Issuance of Debt 5 [Member]
Company	PNBV
Date	Aug/2010
Amount	1,000
Maturity	2015
Description	Financing obtained from the Citibank, at a rate of Libor plus 1.61% p.a.
Issuance of Debt 6 [Member]
Company	PNBV
Date	Nov/2010
Amount	500
Maturity	2016
Description	Loan from Société Générale - Libor plus 1.62%p.a.
Issuance of Debt 7 [Member]
Company	PNBV
Date	Nov/2010
Amount	314
Maturity	2021
Description	Loan from Citibank and EKSPORTFINANS -
Total amount of issuance of debt [Member]
Amount	$ 7,814

Note 12 - c) Long-term debt, in Brazil (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Issuance of Debt 1 [Member]
Company	Refap
Date	Feb and Mar/2010
Amount	$ 360
Maturity	2015
Description	Export credit note with an interest rate between 109.4% and 109.5% of average rate of CDI.
Issuance of Debt 2 [Member]
Company	Petrobras
Date	Jun/2010
Amount	1,320
Maturity	2016
Description	Financing obtained from Banco do Brasil, through issuance of export credit notes at a rate of 110.5% of average rate of CDI + flat fee of 0.85%.
Issuance of Debt 3 [Member]
Company	Petrobras
Date	Jun/2010
Amount	1,200
Maturity	2017
Description	Financing obtained from Caixa Economica Federal, through issuance of export credit notes at a rate of 112.9% of average rate of CDI.
Issuance of Debt 4 [Member]
Company	Petrobras
Date	Nov/10
Amount	2,371
Maturity	2016
Description	Financing obtained from Banco do Brasil, through the issuance of export credit notes at a rate of 109% of average rate of CDI + flat fee of 1.25%.
Total amount of issuance of debt [Member]
Amount	$ 5,251

Note 12 - d.1) Issuance of long-term debt, foreign (Detail) (Financing 1 [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Financing 1 [Member]
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	$ 3,000
Description	Libor +2.8% p.a.

Note 12 - d.2) Issuance of long-term debt in Brazil (Detail) (USD $) In Millions	Dec. 31, 2010
Financing 1 [Member]
Company	Transpetro (*)
Agency	BNDES
Contracted	$ 5,404
Used	326
Balance	5,078
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. + 3% p.a. for imported products.
Financing 2 [Member]
Company	Transportadora Urucu Manaus TUM(**)
Agency	BNDES
Contracted	1,910
Used	1,896
Balance	14
Description	Coari-Manaus gas pipeline - TJLP+1.76%/1.96% p.a.
Financing 3 [Member]
Company	Transportadora GASENE
Agency	BNDES
Contracted	1,329
Used	1,329
Balance	0
Description	Cacimbas-Catu gas pipeline (GASCAC) - TJLP+1.96% p.a.
Financing 4 [Member]
Company	Transportadora GASENE
Agency	BNDES
Contracted	570
Used	570
Balance	0
Description	Cabiúnas - Vitoria gas pipeline (GASCAV) - TJLP+1.96% p.a.
Financing 5 [Member]
Company	Petrobras
Agency	Banco do Brasil
Contracted	300
Used	212
Balance	88
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 6 [Member]
Company	Petrobras
Agency	Caixa Economica Federal
Contracted	180
Balance	$ 180
Description	Bank Credit Certificate - revolving credit - 110% of average CDI.

Note 12 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Financing
Weighted average annual interest rates on outstanding short-term borrowings	2.31%	2.53%
Guarantee agreement issued by the Federal Goverment in favor of Multilateral Loan Agencies, debt outstanding balance	$ 213	$ 253
Shares of debentures issue to finance the purchase of transportation rights in Bolivia and Brazil pipeline	3	3

Note 13 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial expenses
Loans and financings	$ (4,127)	$ (2,405)	$ (1,634)
Leasing	(10)	(30)	(41)
Losses on derivative instruments (Note 19)	(173)	(427)	(425)
Repurchased securities losses	(27)	(31)	(35)
Other	(544)	(511)	(163)
Financial Expenses, before Capitalized Interest	(4,881)	(3,404)	(2,298)
Capitalized interest	3,238	2,109	1,450
Financial Income (Expenses), Net	(1,643)	(1,295)	(848)
Financial income
Investments	985	712	533
Clients	153	123	129
Marketable Securities	701	392	183
Gains on derivative instruments (Note 19)	174	247	636
Other	617	425	160
Financial income	2,630	1,899	1,641
Monetary and exchange variation	714	(175)	1,584
Financial Income (Expenses), Net	$ 1,701	$ 429	$ 2,377

Note 14 - Capital Lease Obligations (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Capital Lease Obligation
2011	$ 107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47
Estimated future lease payments	270
Less amount representing interest at 6.2% to 12.0% annual	(48)
Present value of minimum lease payments	222
Less current portion of capital lease obligations	(105)	(227)
Long-term portion of capital lease obligations	$ 117	$ 203

Note 14 - Capital Lease Obligations, Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Capital Lease Obligations
Assets under capital leases, net book value	$ 471	$ 750

Note 15 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current liabilities
Defined-benefit plan	$ 743	$ 507
Variable Contribution plan	39	187
Employees' postretirement projected benefits obligation	(782)	(694)
Long-term liabilities
Defined-benefit plan	13,608	10,963
Variable Contribution plan	132	0
Employees' postretirement projected benefits obligation	13,740	10,963
Total Employees' postretirement projected benefits obligation	14,522	11,657
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,931	2,403
Variable Contribution plan	189	91
Tax effect	(1,401)	(848)
Net balance recorded in shareholders' equity	2,719	1,646
Pension Benefits [Member]
Current liabilities
Defined-benefit plan	369	182
Variable Contribution plan	39	187
Employees' postretirement projected benefits obligation	(408)	(369)
Long-term liabilities
Defined-benefit plan	5,719	4,419
Variable Contribution plan	132	0
Employees' postretirement projected benefits obligation	5,851	4,419
Total Employees' postretirement projected benefits obligation	6,259	4,788
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,322	2,282
Variable Contribution plan	189	91
Tax effect	(1,194)	(807)
Net balance recorded in shareholders' equity	(2,317)	(1,566)
Health Care Benefit [Member]
Current liabilities
Defined-benefit plan	374	325
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	374	325
Long-term liabilities
Defined-benefit plan	7,889	6,544
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	7,889	6,544
Total Employees' postretirement projected benefits obligation	8,263	6,869
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	609	121
Variable Contribution plan	0	0
Tax effect	(207)	(41)
Net balance recorded in shareholders' equity	$ (402)	$ (80)

Note 15.4 - Employees' Postretirement Benefits and Other Benefits, Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Plan Assets [Line Items]
Fair Value Measurements	$ 4,252	$ 2,918
Fixed Income [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	14,810
Allocation %	54.00%
Fixed Income [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %
Fixed Income [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	5,327
Allocation %
Fixed Income [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Corporate bonds [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	5,254
Allocation %	19.00%
Corporate bonds [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Corporate bonds [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	5,254
Allocation %
Corporate bonds [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Government - Brazil | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %	35.00%
Government - Brazil | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	9,483
Allocation %
Government - Brazil | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Government - Brazil | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Others [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	73
Allocation %	0.00%
Others [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Others [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	73
Allocation %
Others [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Variable income [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	10,974
Allocation %	40.00%
Variable income [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %
Variable income [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1,319
Allocation %
Variable income [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	3,375
Allocation %
Brazilian Equity Securities [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %	23.00%
Brazilian Equity Securities [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,280
Allocation %
Brazilian Equity Securities [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Brazilian Equity Securities [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Equity Funds [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	4,670
Allocation %	17.00%
Equity Funds [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Equity Funds [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1,296
Allocation %
Equity Funds [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	3,374
Allocation %
Other investments [Member]
Plan Assets [Line Items]
Fair Value Measurements	1	10
Other investments [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	24
Allocation %	0.00%
Other investments [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Other investments [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	23
Allocation %
Other investments [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	1
Allocation %
Real estate [Member]
Plan Assets [Line Items]
Fair Value Measurements	877	505
Real estate [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	877
Allocation %	3.00%
Real estate [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Real estate [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	0
Allocation %
Real estate [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	877
Allocation %
Total plan assets before Loans [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	26,661
Allocation %	97.00%
Total plan assets before Loans [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements	15,763
Allocation %
Total plan assets before Loans [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements	6,646
Allocation %
Total plan assets before Loans [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements	4,252
Allocation %
Loans [Member] | Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	679
Allocation %	3.00%
Loans [Member] | Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Loans [Member] | Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Loans [Member] | Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Total Fair Value [Domain]
Plan Assets [Line Items]
Fair Value Measurements	27,340
Allocation %	100.00%
Level 1 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Level 2 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %
Level 3 [Member]
Plan Assets [Line Items]
Fair Value Measurements
Allocation %

Note 15.4 - Employees' Postretirement Benefits and Other Benefits, The fair value of equity funds Level 3 (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Plan Assets [Line Items]
Fair Value at the beginning of period	$ 2,918
Profitability of Plan Assets:	983
Purchases, Sales and Settlements	201
Gain on translation	150
Fair Value at the end of period	4,252
Private equity funds [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	2,403
Profitability of Plan Assets:	841
Purchases, Sales and Settlements	8
Gain on translation	122
Fair Value at the end of period	3,374
Other investments [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	10
Profitability of Plan Assets:	0
Purchases, Sales and Settlements	(9)
Gain on translation	0
Fair Value at the end of period	1
Real estate [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	505
Profitability of Plan Assets:	142
Purchases, Sales and Settlements	202
Gain on translation	28
Fair Value at the end of period	$ 877

Note 15.5 - Employees' Postretirement Benefits and Other Benefits, One-percentage-point change in assumed health care cost trend rates (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
One-percentage-point change in assumed health care cost trend rates
Effect on total of services and interest cost component, One percentage point-increase	$ 147
Effect on total of services and interest cost component, One percentage point-decrease	(119)
Effect on postretirement benefit obligation, One percentage point-increase	1,210
Effect on postretirement benefit obligation, One percentage point-decrease	$ (991)

Note 15.6 a)- Employees' Postretirement Benefits and Other Benefits, Funded status of the plans (Detail) (USD $) In Millions	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Defined- Benefits	Dec. 31, 2009 Defined- Benefits	Dec. 31, 2008 Defined- Benefits	Dec. 31, 2010 Variable Contribution [Member]	Dec. 31, 2009 Variable Contribution [Member]	Dec. 31, 2008 Variable Contribution [Member]	Dec. 31, 2010 Health Care Benefit [Member]	Dec. 31, 2009 Health Care Benefit [Member]	Dec. 31, 2008 Health Care Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year				$ 27,276	$ 16,041		$ 302	$ 128		$ 6,869	$ 4,225
Service cost				239	165		61	53		117	75
Interest cost				3,094	2,371		35	19		783	630
Plan change				0	0		0	0		0	0
Actuarial loss (gain)				2,292	3,403		28	42		480	575
Benefits paid		1,054	911	(1,052)	(909)		(2)	(2)		(309)	(236)
Variable contribution new pension plan				0	0		0	0		0	0
Other				(3)	(20)		0	1		0	0
Gain on translation				1,308	6,225		16	61		328	1,600
Benefit obligation at end of year				33,154	27,276		440	302		8,268	6,869
Change in plan assets:
Fair Value at the beginning of period	4,252	2,918		22,674	14,079		116	36		0	0
Actual return on plan assets				3,812	3,703		19	14		0	0
Company's contributions	540	460		460	327		0	23		309	236
Employees' contributions				219	179		0	23		0	0
Benefits paid - plan assets				(1,052)	(909)		(2)	(2)		(309)	(236)
Other				2	(5)		0	0		0	0
Gain on translation		150		1,088	5,300		4	21		0	0
Fair Value at the end of period		4,252	2,918	27,203	22,674		137	116		0	0
Funded status				(5,951)	(4,602)		(303)	(186)		(8,268)	(6,869)
Amounts recognized in the balance sheet consist of:
Current liabilities		782	694	(105)	(183)		(303)	(186)		(374)	(325)
Long-term liabilities				(5,846)	(4,419)		0	0		(7,894)	(6,544)
Total liabilities				(5,951)	(4,602)		(303)	(186)		(8,268)	(6,869)
Unrecognized net actuarial loss				3,047	2,200		62	29		590	101
Unrecognized prior service cost				275	82		127	62		19	20
Accumulated other comprehensive income				3,322	2,282	253	189	91	95,000	609	121	(404)
Net amount recognized				$ (2,629)	$ (2,320)		$ (114)	$ (95)		$ (7,659)	$ (6,748)

Note 15.6 b) - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined- Benefits
Plan Assets [Line Items]
Service cost-benefits earned during the year	$ 243	$ 165
Interest cost on projected benefit obligation	3,148	2,371
Expected return on plan assets	(2,682)	(1,995)
Amortization of prior service cost	64	59
Gain on translation	(1)	53
Periodic benefit cost before employees contributions	772	653
Employees' contributions	(223)	(179)
Net periodic benefit cost	549	474
Variable Contribution [Member]
Plan Assets [Line Items]
Service cost-benefits earned during the year	62	53
Interest cost on projected benefit obligation	36	19
Expected return on plan assets	(17)	(8)
Amortization of prior service cost	10	9
Gain on translation	0	6
Periodic benefit cost before employees contributions	91	79
Employees' contributions	0	(23)
Net periodic benefit cost	91	56
Health Care Benefit [Member]
Plan Assets [Line Items]
Service cost-benefits earned during the year	119	75
Interest cost on projected benefit obligation	797	1
Expected return on plan assets	0	0
Amortization of prior service cost	4	2
Gain on translation	0	104
Periodic benefit cost before employees contributions	920	811
Employees' contributions	0	0
Net periodic benefit cost	$ 920	$ 811

Note 15.6 c) - Employees' Postretirement Benefits and Other Benefits, Changes in amounts recorded in accumulated other comprehensive income (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined- Benefits
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	$ 2,282	$ 253
Net actuarial loss/(gain)	1,118	1,800
Amortization of actuarial (loss)/gain	(1)	0
Net prior service cost	0	0
Amortization of net prior service cost	(60)	(51)
Gain/(loss) on translation	(17)	280
Accumulated other comprehensive income at end of year	3,322	2,282
Variable Contribution [Member]
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	91	95,000
Net actuarial loss/(gain)	96	(82)
Amortization of actuarial (loss)/gain	(1)	0
Net prior service cost	0	0
Amortization of net prior service cost	(9)	(8)
Gain/(loss) on translation	13	86
Accumulated other comprehensive income at end of year	189	91
Health Care Benefit [Member]
Plan Assets [Line Items]
Accumulated other comprehensive income at beginning of year	121	(404)
Net actuarial loss/(gain)	480	575
Amortization of actuarial (loss)/gain	0	0
Net prior service cost	0	0
Amortization of net prior service cost	(2)	2
Gain/(loss) on translation	10	(52)
Accumulated other comprehensive income at end of year	$ 609	$ 121

Note 15.6 c) - Employees' Postretirement Benefits and Other Benefits, Amounts included in accumulated other comprehensive income that are expected to be amortized into net periodic postretirement cost during the next year (Detail) (USD  $)
In Millions	12 Months Ended
Dec. 31, 2010
Defined- Benefits
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	$ 1
Unrecognized prior service cost	61
Variable Contribution [Member]
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	1
Unrecognized prior service cost	9
Health Care Benefit [Member]
Plan Assets [Line Items]
Unrecognized net actuarial loss (gain)	$ 2

Note 15.6 d) - Employees' Postretirement Benefits and Other Benefits, The main assumptions adopted for the actuarial calculation (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
The main assumptions adopted for the actuarial calculation
Discount rate	Inflation 5.3% to 4.3% p.a.(1) + interest 5.91% p.a.(2)	Inflation 4.5% to 4% p.a.(1) + interest: 6.57% p.a.(2)
Growth rate for salaries	Inflation 5.3% to 4.3% p.a.(1) + 2.220% p.a	Inflation 4.5% to 4% p.a.(1) + 2.295% p.a
Expected return rate from the pension plan assets	Inflation 5.3% p.a.(1) + interest: 6.78% p.a.	Inflation 4.5% p.a.(1)+ interest:6.74.% p.a.
Turnover rate of the health plans	0.660% p.a.(3)	0.768% p.a.(3)
Turnover rate of the pension plans	Null	Null
Rate for hospital medical costs	7.89% to 4.3% p.a. (4)	7.5% to 4% p.a. (4)
Mortality table	AT 2000, sex specific	AT 2000, sex specific
Disability table	TASA 1927	TASA 1927
Mortality table for disabled persons	AT 49, sex specific	AT 49, sex specific

Note 15.6 e) - Employees' Postretirement Benefits and Other Benefits, Benefit payments expected to be paid by the pension fund in the next 10 years (Detail) (USD $) In Millions	Dec. 31, 2011	Dec. 31, 2010 Defined- Benefits	Dec. 31, 2010 Variable Contribution [Member]	Dec. 31, 2010 Health Care Benefit [Member]
Plan Assets [Line Items]
2010	$ 1,695	$ 1,687	$ 8	$ 370
2011		1,887	13	411
2012		2,082	19	456
2013		2,287	26	499
2014		2,510	34	552
Subsequent five years		$ 16,247	$ 364	$ 3,641

Note 15 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2015	Oct. 23, 2008
Employees' Postretirement Benefits and Other Benefits, Additional Information
Benefits paid		$ 1,054	$ 911
Company's best estimate of contributions expected to be paid in 2011	540
Total pension benefit payments in 2011 expected	1,695
Financial Commitment Agreement, annual interest rate					6.00%
Financial Commitment Agreement, Balance		2,874
Financial Commitment Agreement, portion that matures in 2011	175
National Treasury Notes		2,939	2,363
Company's contribution to defined contribution portion of Variable Contribution plan		231
Target asset allocation for next five years
Fixed income				(25%-70%)
Variable income				(15%-50%)
Real state				(1,5%- 8%)
Loans to participants of the plan				(0%-15%)
Other investments				(2,5% - 15%)
Equity securities, investments in the company's common stock		1,042
Equity securities, investments in the company's preferred shares		790
Investment Portfolio Of Plans
Fixed income, allocation %		54.00%
Fixed income, profitability p.a.		6.20%
Variable income, allocation %		40.00%
Variable income, profitability p.a.		8.00%
Other investments, allocation %		6.00%
Average interest rate		6.78%
Assumed annual rate of increase in the per capita cost of covered health care benefits		10.00%
Assumed decrease in the annual rate		4.50%
Company's contributions	$ 540	$ 460

Note 16 - Shareholders' Equity, Basic and diluted earnings per share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic and diluted earnings per share amounts
Net income for the year attributable to Petrobras	$ 19,184	$ 15,504	$ 18,879
Less priority preferred share dividends	(2,370)	(1,159)	(749)
Less common shares dividends, up to the priority preferred shares dividends on a per- share basis	(3,148)	(1,589)	(1,027)
Remaining net income to be equally allocated to common and preferred shares	$ 13,666	$ 12,756	$ 17,103
Weighted average number of shares outstanding
Weighted average number of shares outstanding - common	5,683,061,430	5,073,347,344	5,073,347,344
Weighted average number of shares outstanding - preferred	4,189,764,635	3,700,729,396	3,700,729,396
Basic and diluted earnings per common and preferred share	1.94	1.77	2.15
Basic and diluted earnings per common and preferred ADS	3.88	3.54	4.3

Note 16 - Shareholders' Equity, Dividends and interest on shareholders' equity (Detail) (USD $) In Millions	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	May 14, 2010
Shareholders' positions	May 21, 2010
Date payment	May 31, 2010
Value of the portion	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul 16, 2010
Shareholders' positions	Jul 30, 2010
Date payment	Aug 31, 2010
Value of the portion	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct 22, 2010
Shareholders' positions	Nov 1, 2010
Date payment	Nov 30, 2010
Value of the portion	1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct 12, 2010
Shareholders' positions	Dec 21, 2010
Date payment	Dec 30, 2010
Value of the portion	1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb 25, 2011
Shareholders' positions	Mar 21, 2010
Value of the portion	1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb 25, 2011
Value of the portion	$ 923

Note 16 - Shareholders' Equity, Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Oct. 01, 2010	Sep. 30, 2010	Sep. 29, 2010	Sep. 23, 2010	Apr. 25, 2008
Stockholders Equity Note [Abstract]
Common share - issued	7,442,454,142	5,073,347,344				7,367,255,304			5,073,347,344
Preferred share - issued	5,602,042,788	3,700,729,396				5,489,244,532			3,700,729,396
Capital shares									8,774,076,740
Minimum voting shares of current Brazilian law requires Federal Government ownership									50.00%
Capitalization of part of the profit reserves in the amount
Initial amount in Company's Capital increase (Dollar)	$ 36,194
Final amount in Company's Capital increase (Dollar)	78,967
Initial amount in Company's Capital increase (Reais)	39,741
Final amount in Company's Capital increase (Reais)	85,109
Part of profit reserve (Dollar)	3,251			14
Part of profit reserve (Reais)	5,627			23
From the statutory reserve (Dollar)	519
From the statutory reserve (Reais)	899
From the profit retention reserve (Dollar)	2,724
From the profit retention reserve (Reais)	4,713
From part of the tax incentive reserve (Dollar)	8
From part of the tax incentive reserve (Reais)	15
From capital reserves (Dollar)	296
From capital reserves (Reais)	515
Company's capital increase through issuance of shares
Initial amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Dollar)							39,768	39,741
Initial amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Reais)							67,816	85,109
Final amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Dollar)								106,655
Final amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Reais)								200,161
Company's capital increase through issuance of shares, portion represented by cash (Dollar)					3,091		27,146
Company's capital increase through issuance of shares, portion represented by cash (Reais)					5,196		47,236
Company's capital increase through issuance of common shares					75,198,838	7,367,255,304		2,293,907,960
Company's capital increase through issuance of preferred shares					112,798,256	5,489,244,532		1,788,515,136
Total Company's capital increase through issuance of common shares				7,442,454,142
Total Company's capital increase through issuance of preferred shares				5,602,042,788
Company capital registered book-entry shares		13,044,496,930
Company's capital (Dollar)		109,746		109,746
Company's capital (Reais)		205,357		205,357
Dividends and interest on shareholders' equity
Minimum dividend of the annual net income for the holders of preferred and common shares	25.00%
Minimum dividend of book value of preferred shares for preferred shareholders	3.00%
Minimum dividend of paid in capital, related to preferred shares, for preferred shareholders	5.00%
Percentage of net income that the interest on shareholders' equity may not exceed	50.00%
Percentage of retained earnings that the interest on shareholders' equity may not exceed	50.00%
Interest on shareholders' equity withholding tax rate	15.00%
Global Offering direct costs, recorded in shareholders' equity (Dollar)	279						66,914
Global Offering direct costs, recorded in shareholders' equity (Reais)							115,052
Reduction in income tax payable, rate	75.00%	75.00%
Reduction in income tax payable	131	167
Retention of profits	12,914
Retention of profits from net income	12,172
Retention of profits from initial adoption of IFRS	742
Proposed dividends	6,780
Interest on shareholders' equity	5,857
Income tax and social contribution credits	$ (1,991)	$ (1,331)	$ (995)
Percentage of legal reserve net income	5.00%
Maximum percentage of legal reserve capital stock	20.00%

Note 17 - Acquisition/Sales of Assets and Interests, Goodwill (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in the balance of goodwill
Balance as of	$ 139	$ 118
Acquisitions in Chile	49
Cumulative translation adjustment	4	21
Balance as of December 31	$ 192	$ 139

Note 17 - Acquisition/Sales of Assets and Interests, Acquisition of affiliated companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
BSBios Marialva Indústria e Comércio [Member]
Date of the acquisition	December 8, 2009
% of shares	50.00%
Value of the acquisition	$ 32
Bioóleo Industrial e Comercial [Member]
Date of the acquisition	August 24, 2010
% of shares	50.00%
Value of the acquisition	11
Nova Fronteira Bioenergia S.A. [Member]
Date of the acquisition	November 1, 2010
% of shares	37.05%
Value of the acquisition	155
Total Agroindústria Canavieira S.A. [Member]
Date of the acquisition	January 18, 2010
% of shares	40.37%
Value of the acquisition	79
Açúcar Guarani S.A. [Member]
Date of the acquisition	May 14, 2010
% of shares	45.70%
Value of the acquisition	$ 380

Note 17 - Acquisition/Sales of Assets and Interests, Acquisition of minority interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Additional paid in capital	$ (472)	$ 996
Marlim Participações S.A [Member]
Date of option		Apr 30, 2009
Project		Marlim
% of shares		100.00%
Companhia Locadora de Equipamentos Petrolíferos [Member]
Date of option		Nov 12, 2009
Project		CLEP
% of shares		100.00%
Additional paid in capital		983
NovaMarlim Participações S.A. [Member]
Date of option	Dec 30, 2009	Dec 30, 2009
Project	NovaMarlim	NovaMarlim
% of shares	56.57%	43.43%
Additional paid in capital	1	13
Cayman Cabiúnnas Investment Co. Ltd. [Member]
Date of option	Mar 16, 2010
Project	Cabuínas
% of shares	100.00%
Transportadora Urucu Manaus S.A - TUM [Member]
Date of option	Aug 5, 2010
Project	Amazônia
% of shares	100.00%
Additional paid in capital	99
Barracuda & Caratinga Holding Company B.V. [Member]
Date of option	Sep 1, 2010
Project	Barracuda & Caratinga
% of shares	100.00%
Additional paid in capital	$ (572)

Note 17 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions	1 Months Ended	12 Months Ended	0 Months Ended
	Apr. 30, 2009 ExxonMobil in Chile [Member]	Dec. 31, 2010 ExxonMobil in Chile [Member]	Dec. 01, 2010 Chevron Chile S.A.C [Member]
Business Acquisition [Line Items]
Acquisition Cost	$ 463		$ 14
Goodwill after concluding fair value assessment of the distribution and logistics acquired in Chile		$ 49

Note 17 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2001	Dec. 14, 2010	Nov. 24, 2010	Oct. 20, 2010	Aug. 30, 2010	Aug. 17, 2010	Jun. 18, 2010	May 26, 2010	May 04, 2010	Apr. 27, 2010	Apr. 10, 2010	Apr. 01, 2010	Feb. 12, 2010
Business combination
Past percentage of companys acquired capital			30.00%
Percentage of additional acquired interest																35.00%
Amount of Petrobras's payment to acquire Breitener Energética S.A.																$ 2,000,000
Total percentage of companys acquisition																65.00%
Acquisition of affiliated companies
Amount of Petrobras' contribution to Braskem through an affiliate, as a result of a private subscription															1,388,000,000
Percentage of Braskem acquisition of Quattor Participações from Unipar													60.00%
Percentage of Braskem acquisition of Unipar Comercial from Unipar													100.00%
Percentage of Braskem acquisition of Polibutenos from Unipar													33.33%
Percentage of Petrobras aquisition of Quattor Participações S A										40.00%
Common shares in return of Quattor Participações S.A. percentage interest										18,000,087
Loss recognized of net of tax from transaction								46,000,000		226,000,000
Preferred shares transferred by Braskem									1,515,433
Percentage of interest in Rio Polímeros S.A. held by Petrobras								10.00%
Preferred shares in return of Rio Polimeros S.A. percentage interest								1,280,132
Initial percentage of Petrobras increase interest in Braskem		25.41%
Final percentage of Petrobras increase interest in Braskem		36.10%
Acquisition of minority interest
Percentage of shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI") considered valid															49.13%
Amount fixed of remaining shareholding interest															466,000,000
Loss corresponding to the difference between fair value of net assets and value defined by arbitration panel	147,000,000
Charge in additional paid in capital	289,000,000
Percentage of shares of the capital of the Nansei Sekiyu K.K refinery (Nansei)														12.50%	12.50%
Percentage of remaining shares already owned by PIBBV														87.50%
Amount equivalent of the share purchase agreement							29,000,000
Amount equivalent of the share purchase agreement in Reais							48,843,000
Amount equivalent of the share purchase agreement in JPY							2,365,268,000
Loss recognized corresponding to the difference between the fair value of the shares and the estimated purchase price							10,000,000
Percentage of capital acquired					30.00%
Amount paid for capital acquired					350,000,000
Decreased in net equity attributable to the companys shareholders					71,000,000
Percentage of Downstream holds control of the shares of Refap					100.00%
Percentage of interest acquired by Repsol				30.00%
Sale of assets and other information
Sales points and associated wholesaler clients												360
Approximately amount for the offer to aforementioned assets												36,000,000
Approximately amount of petroleum inventories and the different products that will be sold to Oil Combustibles												74,000,000
Total amount estimated of transaction												110,000,000
Percentage of shares of Gas Brasiliano Distribuidora S.A. (GBD) for aquisition from Petrobras S.A. through its subsidiary Petrobras Gás S.A. (Gaspetro)											100.00%
Approximate amount of Petrobras Gás S.A. (Gaspetro) for acquisition of Gas Brasiliano Distribuidora S.A. (GBD)											250,000,000
Percentage of interest of Petrobras Argentina S.A. (PESA) through Sociedade Ecuador TLC S.A. holds in the exploration agreements for Block 18 and the unified Palo Azul field						30.00%
Commitments assumed for the transport capacity contracted and not used due to the decrease in the volume of oil traded		$ 85,000,000

Note 18 - Commitments and Contingencies, Minimum operating lease payments (Detail) (USD $) In Millions	Dec. 31, 2010
Minimum operating lease payments
2011	$ 10,645
2012	9,511
2013	7,622
2014	6,232
2015	3,481
2016 and thereafter	10,587
Minimum operating lease payment commitments	$ 48,078

Note 18 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 119	$ 71
Tax claims	361	94
Civil claims	214	272
Commercials claims and other contingencies	66	63
Total	760	500
Current contingencies	0	(31)
Long-term contingencies	$ 760	$ 469

Note 18 - Commitments and Contingencies, Commitments and Litigation Additional Information (Detail) (USD $) In Millions	12 Months Ended			47 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005
Commitments and contingencies, Additional Information
Rental expense on operating leases	$ 5,943	$ 3,939	$ 2,983
Oil purchase obligation, amount paid of minimum volume established in the agreement with YPFB				81
Minimum additional amount of addendum which regulates the payment of additional amounts to YPFB referring to the quantity of liquids (heavy hydrocarbons) present in the natural gas imported by Petrobras from YPFB		100
Maximum additional amount of addendum which regulates the payment of additional amounts to YPFB referring to the quantity of liquids (heavy hydrocarbons) present in the natural gas imported by Petrobras from YPFB		180
Petrobras provided guarantees to the ANP for the minimum exploration program totaling	3,209	2,355
Pledge on the oil to be extracted from previously identified fields already in production	2,849	2,042
For areas whose concessions were obtained by bidding from the ANP, Petrobras has given bank guarantees totaling	1,096	333
Restricted deposits for legal proceedings and guarantees	$ 1,674	$ 1,158

Note 18 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 14, 1997	Jan. 18, 2010 ICMS [Member]	Dec. 31, 2010 Triunfo Agro Industrial S.A and others [Member]	Oct. 28, 2010 Notice of infraction [Member]	Jul. 01, 2010 Notice of infraction [Member]	Nov. 19, 2009 Plaintiff	Feb. 02, 2007 Plaintiff	Jan. 18, 2000 Plaintiff	Jan. 14, 1997 Plaintiff	Dec. 31, 2010 Income Tax Withheld at Source and Tax on Financial Operations related to CLEP [Member]	Jan. 14, 1997 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Notification from the INSS - joint liability [Member]	Dec. 31, 2010 Withholding Income Tax related to charter of vessels [Member]	Dec. 31, 2010 II and IPI Tax related to Termorio equipments [Member]	Dec. 31, 2010 Contribution of Intervention in the Economic Domain - CIDE - upon sales and purchases of specified oil and fuel products [Member]	Dec. 31, 2010 Exclusion of the imports of natural gas from Bolívia from the ICMS taxation [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Contribution of Intervention in the Economic Domain Charge- CIDE [Member]	Dec. 31, 2010 Plaintiff: State Revenue Service of Rio de Janeiro [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff: State Revenue Service of Rio de Janeiro [Member]	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 Plaintiff	Dec. 31, 2010 PEGASO [Member]	Dec. 31, 2009 PEGASO [Member]	Dec. 31, 2000 PEGASO [Member]	Dec. 31, 2010 AMAR [Member]	Jul. 16, 2000 AMAR [Member]	Dec. 31, 2010 The Federal and State of Paraná Prosecutors [Member]	Dec. 31, 2010 Araucária-Paranaguá pipeline rupture	Dec. 31, 2010 Oil spill related to the sinking of P-36 Platform	Dec. 31, 2010 Processes for small amounts
Litigation
Estimate of possible loss		$ 269							$ 3,406																						$ 91	$ 1,176	$ 3,471
Deposits in court			205
Court order debts		65
Net amount of deposits in court			94
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Notice of infraction					133
Payment in installments of notice of infraction				52
People eligible to claim indemnification								3,339,000,000
Esimate of award that will be set by the court at the end of the process						30
Estimated amount payable to Plaintff							661	661
Percentage of compensation to Plaintiff											5.00%
Attorney Fees											20.00%
Percentage of ownership of the defendant's share capital											100.00%
Estimated indemnity	7,539
Estimated amount payable in Attorney's Fees to Porto Seguro											571
Estimated amount payable in Attorney's Fees to Lobo & Ibeas											2,284
Notification from the INSS - joint liability
Restricted deposits for legal proceedings and guarantees															69
Number of assessments															332
Assessments possible loss, total amount															218
Tax Assessments
Overseas remittances for servicing chartering agreements would be subject to withholding minimum tax at the rate										15.00%						15.00%
Overseas remittances for servicing chartering agreements would be subject to withholding maximum tax at the rate																25.00%
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Environmental Matters
Environmental excellence and operational safety program (PEGASO), aproximated amount expended from 2000 to 2010																														5,628
Environmental excellence and operational safety program (PEGASO), aproximated amount expended																												325	300
The maximum exposure including monetary restatement			298							250		117	109	219	2,717	2,717	468	714	615	536	1,318	1,253	868	356	1,041	86	140							94	178
Number of legal and administrative proceedings with expectations of possible losses
Civil actions																																				63
Labor actions																																				561
Tax actions																																				674
Environmental actions																																				$ 103

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management (Detail) (USD $) In Millions	Dec. 31, 2010
Futures and Forwards Contracts [Member]
Options Contracts [Line Items]
Notional amount	$ (8,216)
Options Contracts [Member]
Options Contracts [Line Items]
Notional amount	$ (1,679)

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL [Member], USD $) In Millions	Dec. 31, 2010
Sell USD / Pay BRL [Member]
Foreign Currency Derivative Contracts [Line Items]
Notional Amount US $ million	$ (8)

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Cash flow hedge (Detail) In Millions, unless otherwise specified	Dec. 31, 2010 Average Pay Rate (USD) [Member] USD ( $)	Dec. 31, 2010 Average Receive Rate (JPY) [Member] JPY ( ¥)
Derivative [Line Items]
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Sale of ethanol (Detail) (Long Position [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Long Position [Member]
Derivative [Line Items]
Notional amount in thousand m3	$ 715
Fair Value	32
VAR	$ 1
Maturity	2016

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Asset Derivatives
Fair Value	$ 115
Fair Value	50	36
Total	165	101
Liability Derivatives
Fair Value	(42)	(51)
Total	(42)	(51)
Foreign exchange contracts
Asset Derivatives
Balance Sheet location	Other current assets	Other current assets
Fair Value	115	65
Balance Sheet location	Other current assets	Other current assets
Fair Value	2	1
Liability Derivatives
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Fair Value	0
Commodity contracts
Asset Derivatives
Balance Sheet location	Other current assets
Balance Sheet location	Other current assets	Other current assets
Fair Value	48	35
Liability Derivatives
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Fair Value	$ (42)	$ (51)

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Derivatives designated as hedging instruments under Codification Topic 815
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 42
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(44)
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Amount of Gain or (Loss) Recognized in Income on Derivative	1	(182)
Foreign exchange contracts
Derivatives designated as hedging instruments under Codification Topic 815
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	42	9
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(44)	18
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/expenses net	Financial income/expenses net
Amount of Gain or (Loss) Recognized in Income on Derivative	8	(32)
Commodity contracts
Assets - Derivatives not designated as Hedging Instruments under Codification Topic 815 [Abstract]
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/expenses net	Financial income/expenses net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (7)	$ (150)

Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Additional Information (Detail) (Derivatives for oil and oil products [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Derivatives for oil and oil products [Member]
Derivatives Instruments, Hedging and Risk Management Activities [Line Item]
Estimated Percentage of Commodities Hedges	98.00%
Percentage of volume of hedge executed for the export	52.70%
Volume of hedge executed for the exports generate a positive result	$ 6

Note 20 - Financial Instruments, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Dec. 31, 2010
Assets
Marketable securities	$ 18,557
Foreign exchange derivatives (Note 19)	117
Commodity derivatives (Note 19)	48
Total assets	18,722
Liabilities
Commodity derivatives (Note 19)	(42)
Total liabilities	(42)
Level 1 [Member]
Assets
Marketable securities	18,557
Foreign exchange derivatives (Note 19)	0
Commodity derivatives (Note 19)	15
Total assets	18,572
Liabilities
Commodity derivatives (Note 19)	(40)
Total liabilities	(40)
Level 2 [Member]
Assets
Marketable securities	0
Foreign exchange derivatives (Note 19)	117
Commodity derivatives (Note 19)	1
Total assets	118
Liabilities
Commodity derivatives (Note 19)	(2)
Total liabilities	(2)
Level 3 [Member]
Assets
Marketable securities	0
Foreign exchange derivatives (Note 19)	0
Commodity derivatives (Note 19)	32
Total assets	32
Liabilities
Commodity derivatives (Note 19)	0
Total liabilities	$ 0

Note 20 - Financial Instruments, Non financial Assets and Liabilities at fair value on non recurring basis (Detail) (USD $) In Millions	Dec. 31, 2010
Assets
Long-lived assets held and used	$ 122
Long-lived assets held for sale	32
Level 1 [Member]
Assets
Long-lived assets held and used	0
Long-lived assets held for sale	0
Level 2 [Member]
Assets
Long-lived assets held and used	0
Long-lived assets held for sale	32
Level 3 [Member]
Assets
Long-lived assets held and used	122
Long-lived assets held for sale	$ 0

Note 20 - Financial Instruments Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 60,471	$ 49,041
Estimated fair values of project financing obligations, resulting from Codification TOPIC 810 consolidation	62,752	48,804
Provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	465
Fair value of provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	122
Impairment charge of provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	$ 352

Note 21 - Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 63,863	$ 42,644
Cash and cash equivalents	17,633	16,169
Other current assets	46,230	26,475
Investments in non-consolidated companies and other investments	6,312	4,350
Property, plant and equipment, net	218,567	136,167
Non-current assets	19,941	17,109
Segment reporting, Total assets	308,683	200,270
Exploration and Production [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,473	3,636
Cash and cash equivalents	0	0
Other current assets	3,473	3,636
Investments in non-consolidated companies and other investments	296	285
Property, plant and equipment, net	129,913	70,098
Non-current assets	3,511	3,577
Segment reporting, Total assets	137,193	77,596
Refining, Transportation & Marketing [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	16,305	14,810
Cash and cash equivalents	0	0
Other current assets	16,305	14,810
Investments in non-consolidated companies and other investments	3,056	1,635
Property, plant and equipment, net	46,844	31,508
Non-current assets	3,282	2,016
Segment reporting, Total assets	69,487	49,969
Gas & Power [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,904	2,971
Cash and cash equivalents	0	0
Other current assets	2,904	2,971
Investments in non-consolidated companies and other investments	813	761
Property, plant and equipment, net	24,725	20,196
Non-current assets	1,465	1,433
Segment reporting, Total assets	29,907	25,361
International [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,279	2,737
Cash and cash equivalents	0	0
Other current assets	3,279	2,737
Investments in non-consolidated companies and other investments	1,078	1,318
Property, plant and equipment, net	9,519	9,375
Non-current assets	2,294	1,484
Segment reporting, Total assets	16,170	14,914
Distribution [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,196	3,270
Cash and cash equivalents	0	0
Other current assets	4,196	3,270
Investments in non-consolidated companies and other investments	257	221
Property, plant and equipment, net	2,730	2,342
Non-current assets	346	294
Segment reporting, Total assets	7,529	6,127
Corporate [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	39,016	19,948
Cash and cash equivalents	17,633	16,169
Other current assets	21,383	3,779
Investments in non-consolidated companies and other investments	812	130
Property, plant and equipment, net	4,836	2,653
Non-current assets	9,043	8,467
Segment reporting, Total assets	53,707	31,198
Eliminations [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(5,310)	(4,728)
Cash and cash equivalents	0	0
Other current assets	(5,310)	(4,728)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	(5)
Non-current assets	0	(162)
Segment reporting, Total assets	$ (5,310)	$ (4,895)

Note 21 - Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,279	$ 2,737
Investments in non-consolidated companies and other investments	1,078	1,318
Property, plant and equipment, net	9,519	9,375
Non-current assets	2,294	1,484
Total assets	16,170	14,914
Exploration and Production [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,132	1,004
Investments in non-consolidated companies and other investments	713	833
Property, plant and equipment, net	8,067	7,961
Non-current assets	2,336	1,581
Total assets	12,248	11,379
Refining, Transportation & Marketing [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,778	1,400
Investments in non-consolidated companies and other investments	31	37
Property, plant and equipment, net	1,036	1,105
Non-current assets	292	271
Total assets	3,137	2,813
Gas & Power [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	250	231
Investments in non-consolidated companies and other investments	152	160
Property, plant and equipment, net	256	271
Non-current assets	105	107
Total assets	763	769
Distribution [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	443	292
Investments in non-consolidated companies and other investments	41	38
Property, plant and equipment, net	425	249
Non-current assets	65	71
Total assets	974	650
Corporate [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	68	198
Investments in non-consolidated companies and other investments	141	250
Property, plant and equipment, net	136	132
Non-current assets	1,309	1,278
Total assets	1,654	1,858
Eliminations [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(392)	(388)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	(401)	(343)
Non-current assets	(1,813)	(1,824)
Total assets	$ (2,606)	$ (2,555)

Note 21 - Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	$ 120,052	$ 91,869	$ 118,257
Inter-segment net operating revenues	0	0	0
Net operating revenues	120,052	91,869	118,257
Cost of sales	(70,694)	(49,251)	(72,865)
Depreciation, depletion and amortization	(8,507)	(7,188)	(5,928)
Exploration, including exploratory dry holes	(1,981)	(1,702)	(1,775)
Impairment	(402)	(319)	(519)
Selling, general and administrative expenses	(8,977)	(7,020)	(7,429)
Research and development expenses	(993)	(681)	(941)
Employee benefit expense	(752)	(719)	(841)
Other operating expenses	(3,588)	(3,120)	(2,665)
Costs and expenses	(95,894)	(70,000)	(92,963)
Operating income (loss)	24,158	21,869	25,294
Equity in results of non-consolidated companies	413	157	(21)
Financial income (expenses), net	1,701	429	2,377
Other taxes	(523)	(333)	(433)
Other expenses, net	82	(61)	(225)
Income (loss) before income taxes	25,831	22,061	26,992
Income tax benefits (expense)	(6,356)	(5,238)	(9,259)
Net income (loss) for the year	19,475	16,823	17,733
Less: Net income (loss) attributable to the noncontrolling interest	(291)	(1,319)	1,146
Net income (loss) attributable to Petrobras	19,184	15,504	18,879
Exploration and Production [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	242	476	973
Inter-segment net operating revenues	54,042	38,301	58,051
Net operating revenues	54,284	38,777	59,024
Cost of sales	(20,525)	(16,329)	(21,130)
Depreciation, depletion and amortization	(5,757)	(4,344)	(3,544)
Exploration, including exploratory dry holes	(1,277)	(1,199)	(1,303)
Impairment	(346)	(319)	(171)
Selling, general and administrative expenses	(436)	(322)	(419)
Research and development expenses	(437)	(254)	(494)
Employee benefit expense	0	0	0
Other operating expenses	(863)	(1,293)	(117)
Costs and expenses	(29,641)	(24,060)	(27,178)
Operating income (loss)	24,643	14,717	31,846
Equity in results of non-consolidated companies	106	(4)	0
Financial income (expenses), net	0	0	0
Other taxes	(134)	(57)	(37)
Other expenses, net	(59)	(68)	(152)
Income (loss) before income taxes	24,556	14,588	31,657
Income tax benefits (expense)	(8,313)	(4,961)	(10,764)
Net income (loss) for the year	16,243	9,627	20,893
Less: Net income (loss) attributable to the noncontrolling interest	108	56	138
Net income (loss) attributable to Petrobras	16,351	9,683	21,031
Refining, Transportation & Marketing [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	64,991	48,768	68,787
Inter-segment net operating revenues	32,549	25,539	26,872
Net operating revenues	97,540	74,307	95,659
Cost of sales	(90,380)	(60,374)	(94,222)
Depreciation, depletion and amortization	(946)	(1,213)	(1,109)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(2,981)	(2,364)	(2,462)
Research and development expenses	(212)	(164)	(151)
Employee benefit expense	0	0	0
Other operating expenses	(842)	(424)	(268)
Costs and expenses	(95,361)	(64,539)	(98,212)
Operating income (loss)	2,179	9,768	(2,553)
Equity in results of non-consolidated companies	155	53	(245)
Financial income (expenses), net	0	0	0
Other taxes	(70)	(46)	(64)
Other expenses, net	14	205	(155)
Income (loss) before income taxes	2,278	9,980	(3,017)
Income tax benefits (expense)	(722)	(3,375)	943
Net income (loss) for the year	1,556	6,605	(2,074)
Less: Net income (loss) attributable to the noncontrolling interest	(17)	(42)	38
Net income (loss) attributable to Petrobras	1,539	6,563	(2,036)
Gas & Power [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	7,482	5,085	8,158
Inter-segment net operating revenues	1,025	881	1,187
Net operating revenues	8,507	5,966	9,345
Cost of sales	(5,964)	(4,238)	(8,061)
Depreciation, depletion and amortization	(477)	(398)	(367)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(854)	(421)	(507)
Research and development expenses	(73)	(31)	(40)
Employee benefit expense	0	0	0
Other operating expenses	(257)	(482)	(663)
Costs and expenses	(7,625)	(5,570)	(9,638)
Operating income (loss)	882	396	(293)
Equity in results of non-consolidated companies	159	122	103
Financial income (expenses), net	0	0	0
Other taxes	(31)	(13)	(53)
Other expenses, net	4	(9)	(200)
Income (loss) before income taxes	1,014	496	(443)
Income tax benefits (expense)	(291)	(128)	184
Net income (loss) for the year	723	368	(259)
Less: Net income (loss) attributable to the noncontrolling interest	11	(28)	76
Net income (loss) attributable to Petrobras	734	340	(183)
International [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	10,724	8,469	10,024
Inter-segment net operating revenues	2,739	1,728	916
Net operating revenues	13,463	10,197	10,940
Cost of sales	(9,759)	(7,437)	(8,735)
Depreciation, depletion and amortization	(861)	(870)	(564)
Exploration, including exploratory dry holes	(704)	(503)	(472)
Impairment	(56)	0	(348)
Selling, general and administrative expenses	(807)	(731)	(788)
Research and development expenses	(1)	(2)	(3)
Employee benefit expense	0	0	0
Other operating expenses	(185)	(146)	(473)
Costs and expenses	(12,373)	(9,689)	(11,383)
Operating income (loss)	1,090	508	(443)
Equity in results of non-consolidated companies	(1)	(16)	71
Financial income (expenses), net	0	0	0
Other taxes	(119)	(77)	(126)
Other expenses, net	106	(183)	(107)
Income (loss) before income taxes	1,076	232	(605)
Income tax benefits (expense)	(238)	(319)	(213)
Net income (loss) for the year	838	(87)	(818)
Less: Net income (loss) attributable to the noncontrolling interest	(39)	(67)	10
Net income (loss) attributable to Petrobras	799	(154)	(808)
Distribution [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	36,613	29,071	30,315
Inter-segment net operating revenues	695	601	577
Net operating revenues	37,308	29,672	30,892
Cost of sales	(34,091)	(27,030)	(28,317)
Depreciation, depletion and amortization	(203)	(176)	(165)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(1,861)	(1,490)	(1,425)
Research and development expenses	(5)	(5)	(8)
Employee benefit expense	0	0	0
Other operating expenses	(50)	0	(90)
Costs and expenses	(36,210)	(28,701)	(30,005)
Operating income (loss)	1,098	971	887
Equity in results of non-consolidated companies	0	0	49
Financial income (expenses), net	0	0	0
Other taxes	(17)	(13)	(11)
Other expenses, net	20	2	320
Income (loss) before income taxes	1,101	960	1,245
Income tax benefits (expense)	(374)	(326)	(406)
Net income (loss) for the year	727	634	839
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	727	634	839
Corporate [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	0	0	0
Inter-segment net operating revenues	0	0	0
Net operating revenues	0	0	0
Cost of sales	0	0	0
Depreciation, depletion and amortization	(241)	(187)	(179)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(2,235)	(1,894)	(1,972)
Research and development expenses	(265)	(225)	(245)
Employee benefit expense	(752)	(719)	(841)
Other operating expenses	(1,464)	(792)	(1,054)
Costs and expenses	(4,957)	(3,817)	(4,291)
Operating income (loss)	(4,957)	(3,817)	(4,291)
Equity in results of non-consolidated companies	(6)	2	1
Financial income (expenses), net	1,701	429	2,377
Other taxes	(151)	(126)	(142)
Other expenses, net	(3)	(8)	69
Income (loss) before income taxes	(3,416)	(3,520)	(1,986)
Income tax benefits (expense)	3,317	3,642	1,045
Net income (loss) for the year	(99)	122	(941)
Less: Net income (loss) attributable to the noncontrolling interest	(354)	(1,238)	884
Net income (loss) attributable to Petrobras	(453)	(1,116)	(57)
Eliminations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues to third parties	0	0	0
Inter-segment net operating revenues	(91,050)	(67,050)	(87,603)
Net operating revenues	(91,050)	(67,050)	(87,603)
Cost of sales	90,025	66,157	87,600
Depreciation, depletion and amortization	(22)	0	0
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	197	202	144
Research and development expenses	0	0	0
Employee benefit expense	0	0	0
Other operating expenses	73	17	0
Costs and expenses	90,273	66,376	87,744
Operating income (loss)	(777)	(674)	141
Equity in results of non-consolidated companies	0	0	0
Financial income (expenses), net	0	0	0
Other taxes	(1)	(1)	0
Other expenses, net	0	0	0
Income (loss) before income taxes	(778)	(675)	141
Income tax benefits (expense)	265	229	(48)
Net income (loss) for the year	(513)	(446)	93
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	$ (513)	$ (446)	$ 93

Note 21 - Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 10,724	$ 8,469	$ 10,024
Inter-segment net operating revenues	2,739	1,728	916
Net operating revenues	13,463	10,197	10,940
Cost of sales	(9,759)	(7,437)	(8,735)
Depreciation, depletion and amortization	(861)	(870)	(564)
Exploration, including exploratory dry holes	(704)	(503)	(472)
Impairment	(56)	0	(348)
Selling, general and administrative expenses	(807)	(731)	(788)
Research and development expenses	(1)	0	(3)
Other operating expenses	(185)	(146)	(473)
Costs and expenses	(12,373)	(9,689)	(11,383)
Operating income (loss)	1,090	508	(443)
Equity in results of non-consolidated companies	(1)	(16)	71
Other taxes	(119)	(77)	(126)
Other expenses, net	106	(183)	(107)
Income (loss) before income taxes	1,076	232	(605)
Income tax benefits (expense)	(238)	(319)	(213)
Net income (loss) for the year	838	(87)	(818)
Less: Net income (loss) attributable to the noncontrolling interest	(39)	(67)	10
Net income (loss) attributable to Petrobras	799	(154)	(808)
Exploration and Production [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	720	824	1,383
Inter-segment net operating revenues	2,993	2,119	1,458
Net operating revenues	3,713	2,943	2,841
Cost of sales	(928)	(899)	(901)
Depreciation, depletion and amortization	(718)	(721)	(419)
Exploration, including exploratory dry holes	(704)	(508)	(472)
Impairment	(6)	0	(123)
Selling, general and administrative expenses	(155)	(143)	(197)
Research and development expenses	0	0	0
Other operating expenses	(7)	(7)	(170)
Costs and expenses	(2,518)	(2,278)	(2,282)
Operating income (loss)	1,195	665	559
Equity in results of non-consolidated companies	(4)	(24)	41
Other taxes	(76)	(17)	(18)
Other expenses, net	53	(30)	(87)
Income (loss) before income taxes	1,168	594	495
Income tax benefits (expense)	(306)	(190)	(267)
Net income (loss) for the year	862	404	228
Less: Net income (loss) attributable to the noncontrolling interest	0	(7)	(132)
Net income (loss) attributable to Petrobras	862	397	96
Refining, Transportation & Marketing [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	5,401	4,484	5,611
Inter-segment net operating revenues	2,087	1,454	1,702
Net operating revenues	7,488	5,938	7,313
Cost of sales	(6,961)	(5,588)	(7,341)
Depreciation, depletion and amortization	(70)	(86)	(83)
Exploration, including exploratory dry holes	0	0	0
Impairment	(50)	0	(223)
Selling, general and administrative expenses	(140)	(151)	(162)
Research and development expenses	0	0	0
Other operating expenses	(252)	(177)	(280)
Costs and expenses	(7,473)	(6,002)	(8,089)
Operating income (loss)	15	(64)	(776)
Equity in results of non-consolidated companies	3	11	(1)
Other taxes	(3)	(3)	(1)
Other expenses, net	34	(157)	(2)
Income (loss) before income taxes	49	(213)	(780)
Income tax benefits (expense)	(6)	80	(30)
Net income (loss) for the year	43	(133)	(810)
Less: Net income (loss) attributable to the noncontrolling interest	0	9	161
Net income (loss) attributable to Petrobras	43	(124)	(649)
Gas & Power [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	484	390	424
Inter-segment net operating revenues	39	51	49
Net operating revenues	523	441	473
Cost of sales	(417)	(334)	(350)
Depreciation, depletion and amortization	(19)	(15)	(15)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(9)	(14)	(25)
Research and development expenses	0	0	0
Other operating expenses	7	6	24
Costs and expenses	(438)	(357)	(366)
Operating income (loss)	85	84	107
Equity in results of non-consolidated companies	(2)	3	9
Other taxes	(1)	(1)	(1)
Other expenses, net	0	0	1
Income (loss) before income taxes	82	86	116
Income tax benefits (expense)	2	(1)	(2)
Net income (loss) for the year	84	85	114
Less: Net income (loss) attributable to the noncontrolling interest	(1)	(1)	(32)
Net income (loss) attributable to Petrobras	83	84	82
Distribution [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,095	2,740	2,604
Inter-segment net operating revenues	33	44	72
Net operating revenues	4,128	2,784	2,676
Cost of sales	(3,834)	(2,546)	(2,512)
Depreciation, depletion and amortization	(27)	(26)	(22)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	(2)
Selling, general and administrative expenses	(263)	(195)	(132)
Research and development expenses	0	(2)	0
Other operating expenses	10	14	5
Costs and expenses	(4,114)	(2,753)	(2,663)
Operating income (loss)	14	31	13
Equity in results of non-consolidated companies	9	9	0
Other taxes	(3)	(1)	(2)
Other expenses, net	(5)	2	0
Income (loss) before income taxes	15	41	11
Income tax benefits (expense)	(8)	(9)	(1)
Net income (loss) for the year	7	32	10
Less: Net income (loss) attributable to the noncontrolling interest	0	0	2
Net income (loss) attributable to Petrobras	7	32	12
Corporate [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	11	2
Inter-segment net operating revenues	0	5	0
Net operating revenues	0	16	2
Cost of sales	0	(3)	(4)
Depreciation, depletion and amortization	(27)	(22)	(25)
Exploration, including exploratory dry holes	0	0	0
Impairment	0	0	0
Selling, general and administrative expenses	(243)	(228)	(272)
Research and development expenses	(1)	0	(3)
Other operating expenses	60	10	(52)
Costs and expenses	(211)	(245)	(356)
Operating income (loss)	(211)	(229)	(354)
Equity in results of non-consolidated companies	(7)	(15)	22
Other taxes	(36)	(55)	(104)
Other expenses, net	19	2	(19)
Income (loss) before income taxes	(235)	(297)	(455)
Income tax benefits (expense)	80	(199)	87
Net income (loss) for the year	(155)	(496)	(368)
Less: Net income (loss) attributable to the noncontrolling interest	(38)	(68)	11
Net income (loss) attributable to Petrobras	(193)	(564)	(357)
Eliminations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	24	20	0
Inter-segment net operating revenues	(2,413)	(1,945)	(2,365)
Net operating revenues	(2,389)	(1,925)	(2,365)
Cost of sales	2,381	1,933	2,373
Depreciation, depletion and amortization	0	0	0
Exploration, including exploratory dry holes	0	5	0
Impairment	0	0	0
Selling, general and administrative expenses	3	0	0
Research and development expenses	0	(2)	0
Other operating expenses	(3)	8	0
Costs and expenses	2,381	1,946	2,373
Operating income (loss)	(8)	21	8
Equity in results of non-consolidated companies	0	0	0
Other taxes	0	0	0
Other expenses, net	5	0	0
Income (loss) before income taxes	(3)	21	8
Income tax benefits (expense)	0	0	0
Net income (loss) for the year	(3)	21	8
Less: Net income (loss) attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to Petrobras	$ (3)	$ 21	$ 8

Note 21 - Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital expenditures incurred by segment
Exploration and Production	$ 22,222	$ 16,488	$ 14,293
Refining, Transportation & Marketing	15,356	10,466	7,234
Gas & Power	4,099	5,116	4,256
International
Exploration and Production	2,012	1,912	2,734
Refining, Transportation & Marketing	90	110	102
Distribution	52	31	20
Gas & Power	13	58	52
Distribution	482	369	309
Corporate	752	584	874
Total Capital expenditures incurred by segment	$ 45,078	$ 35,134	$ 29,874

Note 21 - Capital Expenditures Incurred by Geographic Destination (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The Company's gross sales, classified by geographic destination
Brazil	$ 111,192	$ 87,183	$ 106,350
International	39,660	28,709	40,179
Total Company's gross sales, classified by geographic destination	$ 150,852	$ 115,892	$ 146,529

Note 21 - Capital Expenditures Incurred Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital expenditures incurred by segment
The total amounts sold of products to the two major customers	$ 8,867	$ 6,801	$ 8,176
The total amounts sold of services to the two major customers	$ 4,018	$ 2,815	$ 5,260

Note 22 - Related Party Transactions (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Assets	$ 25,868	$ 9,990
Liabilities	33,336	28,317
Petros (pension fund)
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	180	428
Banco do Brasil S.A. [Member]
Related Party Transaction [Line Items]
Assets	3,037	847
Liabilities	5,650	4,167
BNDES [Member]
Related Party Transaction [Line Items]
Assets	2	1
Liabilities	21,570	20,016
Caixa Econômica Federal S.A. [Member]
Related Party Transaction [Line Items]
Assets	1	0
Liabilities	3,398	2,270
Federal Government [Member]
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	671	323
ANP [Member]
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	1,541	759
Restricted deposits for legal proceedings
Related Party Transaction [Line Items]
Assets	1,480	983
Liabilities	0	36
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	18,665	6,529
Liabilities	0	0
Petroleum and Alcohol account - receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Assets	493	469
Liabilities	0	0
Electricity Sector [Member]
Related Party Transaction [Line Items]
Assets	1,887	1,153
Liabilities	0	0
Affiliated Companies [Member]
Related Party Transaction [Line Items]
Assets	183	546
Liabilities	87	95
Other [Member]
Related Party Transaction [Line Items]
Assets	120	(538)
Liabilities	239	223
Total Related Party Transaction [Member]
Related Party Transaction [Line Items]
Assets	25,868	9,990
Liabilities	33,336	28,317
Current [Member]
Related Party Transaction [Line Items]
Assets	20,678	5,964
Liabilities	5,004	2,897
Non Current [Member]
Related Party Transaction [Line Items]
Assets	5,190	4,026
Liabilities	$ 28,332	$ 25,420

Note 22 - Related Party Transactions by Balance Sheet Classification (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Assets	$ 25,868	$ 9,990
Liabilities	33,336	28,317
Cash and cash equivalents [Member]
Related Party Transaction [Line Items]
Assets	3,246	4,800
Accounts receivable [Member]
Related Party Transaction [Line Items]
Assets	2,028	863
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	15,320
Other current assets [Member]
Related Party Transaction [Line Items]
Assets	84	301
Marketable securities [Member]
Related Party Transaction [Line Items]
Assets	3,107	2,508
Petroleum and Alcohol account - receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Assets	493	469
Restricted deposits for legal proceedings [Member]
Related Party Transaction [Line Items]
Assets	1,481	983
Other assets [Member]
Related Party Transaction [Line Items]
Assets	109	66
Current debt [Member]
Related Party Transaction [Line Items]
Liabilities	2,167	1,093
Current liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	1,879	1,075
Dividends and interest on capital payable to Federal Government [Member]
Related Party Transaction [Line Items]
Liabilities	958	729
Long-term debt [Member]
Related Party Transaction [Line Items]
Liabilities	28,258	24,762
Other liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 74	$ 658

Note 22 - Related Party Transactions, Business And Financial Operations (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related Party Transaction [Line Items]
Income	$ 5,262	$ 2,850	$ 2,446
Expense	391	47	4
Sales of products and services [Domain]
Related Party Transaction [Line Items]
Income	280	111	(20)
Expense	9	49
Braskem S.A. [Member]
Related Party Transaction [Line Items]
Income	2,848	515	130
Quattor Química [Member]
Related Party Transaction [Line Items]
Income	1,477	264
Copesul S.A. [Member]
Related Party Transaction [Line Items]
Income	0		1,218
Petroquímica União S.A. [Member]
Related Party Transaction [Line Items]
Income	0	633	729
Other [Member]
Related Party Transaction [Line Items]
Income	856	1,507	378
Petroleum and Alcohol account receivable from Federal Government (Note 11) [Member]
Related Party Transaction [Line Items]
Income	4	4	8
Marketable securities [Member]
Related Party Transaction [Line Items]
Income	(204)	(184)	3
Financial expenses [Member]
Related Party Transaction [Line Items]
Income	0
Expense	382	(2)
Other expenses, net [Member]
Related Party Transaction [Line Items]
Income	1
Expense			$ 4

Note 22 - Related Party Transactions Additional Information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions, Business And Financial Operations [Abstract]
Balance of receivables to related party transactions	$ 1,887	$ 1,153
Balance of receivables to related party transactions amount overdue		$ 1,424

Note 23 - Accounting for Suspended Exploratory Wells, Unproved oil and gas properties (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Unproved oil and gas properties [Roll Forward]
Beginning balance at January 1	$ 5,902
Additions to capitalized costs pending determination of proved reserves	4,560	3,383
Capitalized exploratory costs charged to expense	(1,201)	(1,251)
Transfers to property, plant and equipment based on the determination of the proved reserves	(1,659)	(613)
Cumulative translation adjustment	244	825
Ending balance at December 31,	$ 7,846	$ 5,902

Note 23 - Accounting for Suspended Exploratory Wells, Aging of capitalized exploratory well costs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period of one year or less	$ 3,008	$ 2,092
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Ending balance at December 31,	7,846	5,902
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95
2009 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	2,005
2008 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	1,428
2007 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	372
2006 [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	840
2005 and therefore [Member]
Aging of capitalized exploratory well costs
Capitalized exploratory well costs that have been capitalized for a period greater than one year	$ 193

Note 23 - Accounting for Suspended Exploratory Wells, Aging based on drilling completion date of individual wells (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Suspended Exploratory Well CapitalizedCost [LineItmens]
Million of dollars	$ 4,838	$ 3,810
Number of exploratory wells	150

Note 23 - Accounting for Suspended Exploratory Wells, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Accounting for Suspended Exploratory Wells, Additional Information
Total amount of unproved oil and gas properties	$ 7,846	$ 5,902
Capitalized exploratory well costs that have been capitalized for a period greater than one year	4,838	3,810
Costs that had been capitalized for more than one year from the total amount of unproved oil and gas properties, in Brazil		2,911
Amount for projects that have exploratory well costs that have been capitalized for a period greater than one year		4,838
Number of projects that have exploratory well costs that have been capitalized for a period greater than one year	84	95
Amount for wells in areas for which drilling was under way or firmly planed for the near future		1,243
Costs for activities necessary to assess the reserves and their potential development		2,416
Suspended wells cost capitalized for a period greater than one year		$ 4,838
Number of exploratory wells	150

Note 24 - Subsequent Events, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jan. 27, 2041	Jan. 27, 2016	Jan. 27, 2011	Jan. 21, 2011	Mar. 31, 2010
Subsequent Events [Abstract]
Amount of Petrobras International Finance Company (PifCo) concluded the issuing in Global Notes on the international capital market			$ 6,000
Interest rate of global notes issuing	6.75%	3.88%		5.38%
Financing cost			18
Discount in financing cost			21
Effective interest rates	6.84%	4.01%		5.44%
Amounts underpaid by concessionaire					$ 365

Supplementary Information, Capitalized costs relating to oil and gas producing activities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Brazil [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	$ 49,282	$ 3,976
Proved oil and gas properties	35,506	28,397
Support equipments	52,408	44,433
Gross capitalized costs	137,196	76,806
Depreciation and depletion	(40,774)	(34,372)
Gross Capitalized Cost After Depreciation And Depletion	96,422	42,434
Construction and installations in progress	33,491	27,664
Net capitalized costs	129,913	70,098
South America [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	333	75
Proved oil and gas properties	3,288	3,369
Support equipments	1,142	1,151
Gross capitalized costs	4,763	4,595
Depreciation and depletion	(2,556)	(2,996)
Gross Capitalized Cost After Depreciation And Depletion	2,207	1,599
Construction and installations in progress	5	9
Net capitalized costs	2,212	1,608
North America [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	1,525	1,224
Proved oil and gas properties	1,779	1,133
Support equipments	0	0
Gross capitalized costs	3,304	2,357
Depreciation and depletion	(408)	(294)
Gross Capitalized Cost After Depreciation And Depletion	2,896	2,063
Construction and installations in progress	0	0
Net capitalized costs	2,896	2,063
Africa [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	571	621
Proved oil and gas properties	2,850	2,480
Support equipments	39	186
Gross capitalized costs	3,460	3,287
Depreciation and depletion	(751)	(425)
Gross Capitalized Cost After Depreciation And Depletion	2,709	2,862
Construction and installations in progress	0	0
Net capitalized costs	2,709	2,862
Others [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	2	7
Proved oil and gas properties	11	0
Support equipments	14	78
Gross capitalized costs	27	85
Depreciation and depletion	(2)	(1)
Gross Capitalized Cost After Depreciation And Depletion	25	84
Construction and installations in progress	0	596
Net capitalized costs	25	680
International [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	2,431	1,927
Proved oil and gas properties	7,928	6,982
Support equipments	1,195	1,416
Gross capitalized costs	11,554	10,325
Depreciation and depletion	(3,717)	(3,716)
Gross Capitalized Cost After Depreciation And Depletion	7,837	6,609
Construction and installations in progress	5	605
Net capitalized costs	7,842	7,214
Total [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	51,713	5,903
Proved oil and gas properties	43,434	35,379
Support equipments	53,603	45,849
Gross capitalized costs	148,750	87,131
Depreciation and depletion	(44,491)	(38,088)
Gross Capitalized Cost After Depreciation And Depletion	104,258	49,043
Construction and installations in progress	33,496	28,269
Net capitalized costs	137,755	77,312
Total [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	0	0
Proved oil and gas properties	338	730
Support equipments	1	1
Gross capitalized costs	339	731
Depreciation and depletion	(113)	(137)
Gross Capitalized Cost After Depreciation And Depletion	0	594
Construction and installations in progress	226	0
Net capitalized costs	$ 226	$ 594

Supplementary Information, Costs incurred in oil and gas property acquisition, exploration and development activities (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Properties acquisitions:
Proved	$ 0	$ 0	$ 0
Unproved	43,868	9	42
Exploration costs	4,180	3,616	3,568
Development costs	14,546	13,524	11,633
Cost incurred, total	62,594	17,149	15,243
South America [Member]
Properties acquisitions:
Proved	19	24	226
Unproved	0	0	27
Exploration costs	187	199	145
Development costs	428	319	557
Cost incurred, total	634	542	955
North America [Member]
Properties acquisitions:
Proved	0	0	0
Unproved	0	0	254
Exploration costs	53	64	217
Development costs	812	571	288
Cost incurred, total	865	635	759
Africa [Member]
Properties acquisitions:
Proved	(67)	65	23
Unproved	33	2	18
Exploration costs	91	96	1
Development costs	193	307	549
Cost incurred, total	250	470	591
Others [Member]
Properties acquisitions:
Proved	0	0	0
Unproved	0	0	5
Exploration costs	833	157	2
Development costs	0	0	194
Cost incurred, total	833	157	201
International [Member]
Properties acquisitions:
Proved	(48)	89	249
Unproved	33	2	304
Exploration costs	1,164	516	365
Development costs	1,433	1,197	1,588
Cost incurred, total	2,582	1,804	2,506
Total [Member]
Properties acquisitions:
Proved	(48)	89	249
Unproved	43,901	11	346
Exploration costs	5,344	4,132	3,933
Development costs	15,979	14,721	13,221
Cost incurred, total	65,176	18,953	17,749
Total [Member]
Properties acquisitions:
Proved	4	5	0
Unproved	0	0	0
Exploration costs	1	0	0
Development costs	31	83	0
Cost incurred, total	$ 36	$ 83	$ 71

Supplementary Information, Results of operations for oil and gas producing activities (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic Area For Oil And Gas Disclosures [Domain]
Net operation revenues
Sales to third parties	$ 99	$ 213
Intersegment (1)	21	18
Net operation revenues, total	120	231
Production costs (2)	(38)	(126)
Exploration expenses	(1)	0
Depreciation, depletion and amortization	(84)	(120)
Impairment of oil and gas properties	0	0
Others operating expenses	0	0
Results before income tax expenses	(2)	(15)
Income tax expenses	(21)	(12)
Results of operations (excluding corporate overhead and interest cost)	(23)	(27)
Brazil [Member]
Net operation revenues
Sales to third parties	242	476	973
Intersegment (1)	54,042	3,712	54,983
Net operation revenues, total	54,284	37,596	55,956
Production costs (2)	(20,525)	(15,047)	(18,019)
Exploration expenses	(1,277)	(1,199)	(1,303)
Depreciation, depletion and amortization	(5,757)	(4,344)	(3,544)
Impairment of oil and gas properties	(346)	(319)	(171)
Others operating expenses	(863)	(1,293)	(117)
Results before income tax expenses	25,516	15,394	32,802
Income tax expenses	(8,675)	(5,200)	(11,153)
Results of operations (excluding corporate overhead and interest cost)	16,841	10,194	21,649
South America [Member]
Net operation revenues
Sales to third parties	791	641	1,152
Intersegment (1)	1,283	1,146	1,403
Net operation revenues, total	2,074	1,787	2,555
Production costs (2)	(844)	(689)	(836)
Exploration expenses	(82)	(198)	(141)
Depreciation, depletion and amortization	(366)	(383)	(357)
Impairment of oil and gas properties	(6)	0	(5)
Others operating expenses	51	(19)	(181)
Results before income tax expenses	828	498	1,035
Income tax expenses	(139)	(116)	(265)
Results of operations (excluding corporate overhead and interest cost)	689	382	770
North America [Member]
Net operation revenues
Sales to third parties	7	64	139
Intersegment (1)	56	0	0
Net operation revenues, total	63	64	139
Production costs (2)	(33)	(36)	(42)
Exploration expenses	(59)	(49)	(106)
Depreciation, depletion and amortization	(31)	(37)	(35)
Impairment of oil and gas properties	0	0	(115)
Others operating expenses	7	0	0
Results before income tax expenses	(54)	(58)	(159)
Income tax expenses	0	0	(13)
Results of operations (excluding corporate overhead and interest cost)	(54)	(58)	(172)
Africa [Member]
Net operation revenues
Sales to third parties	(4)	140	91
Intersegment (1)	1,633	957	55
Net operation revenues, total	1,629	1,097	146
Production costs (2)	(89)	(185)	(23)
Exploration expenses	(294)	(189)	(128)
Depreciation, depletion and amortization	(320)	(299)	(27)
Impairment of oil and gas properties	0	0	(3)
Others operating expenses	2	9	9
Results before income tax expenses	928	433	(26)
Income tax expenses	(163)	(69)	12
Results of operations (excluding corporate overhead and interest cost)	765	364	(14)
Others [Member]
Net operation revenues
Sales to third parties	0	0	0
Intersegment (1)	0	0	0
Net operation revenues, total	0	0	0
Production costs (2)	0	0	0
Exploration expenses	(189)	(71)	(97)
Depreciation, depletion and amortization	(1)	(1)	0
Impairment of oil and gas properties	0	0	0
Others operating expenses	(24)	2	0
Results before income tax expenses	(214)	(70)	(97)
Income tax expenses	0	0	0
Results of operations (excluding corporate overhead and interest cost)	(214)	(70)	(97)
International [Member]
Net operation revenues
Sales to third parties	794	845	1,382
Intersegment (1)	2,972	2,103	1,458
Net operation revenues, total	3,766	2,948	2,840
Production costs (2)	(966)	(910)	(901)
Exploration expenses	(623)	(507)	(472)
Depreciation, depletion and amortization	(718)	(720)	(419)
Impairment of oil and gas properties	(6)	0	(123)
Others operating expenses	36	(8)	(172)
Results before income tax expenses	1,489	803	753
Income tax expenses	(302)	(185)	(266)
Results of operations (excluding corporate overhead and interest cost)	1,186	618	487
Total [Member]
Net operation revenues
Sales to third parties	1,036	1,321	2,355
Intersegment (1)	57,014	39,223	56,441
Net operation revenues, total	58,050	40,544	58,796
Production costs (2)	(21,491)	(15,957)	(18,920)
Exploration expenses	(1,900)	(1,706)	(1,775)
Depreciation, depletion and amortization	(6,475)	(5,064)	(3,963)
Impairment of oil and gas properties	(352)	(319)	(294)
Others operating expenses	(827)	(1,301)	(289)
Results before income tax expenses	27,005	16,197	33,555
Income tax expenses	(8,978)	(5,385)	(11,419)
Results of operations (excluding corporate overhead and interest cost)	18,027	10,812	22,136
Total [Member]
Net operation revenues
Sales to third parties	99	213	0
Intersegment (1)	21	18	0
Net operation revenues, total	120	231	0
Production costs (2)	(38)	(126)	0
Exploration expenses	(1)	0	0
Depreciation, depletion and amortization	(84)	(120)	0
Impairment of oil and gas properties	0		0
Others operating expenses	0	0	0
Results before income tax expenses	(2)	(15)	0
Income tax expenses	(21)	(12)	0
Results of operations (excluding corporate overhead and interest cost)	$ (23)	$ (27)	$ 47

Supplementary Information, Oil Reserve quantities information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Revisions of previous estimates	(37,000,000)	(3,000,000)	0
Extensions and discoveries	0	0	0
Improved recovery	0	(28,000,000)	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(27,000,000)	(34,000,000)	0
Reserves at December 31	335,000,000	399,000,000	491,000,000	601,000,000
Brazil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	368,000,000	1,779,000,000	1,193,000,000
Extensions and discoveries	778,000,000	100,000,000	747,000,000
Improved recovery	9,000,000	11,000,000	298,000,000
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(695,000,000)	(687,000,000)	(646,000,000)
Reserves at December 31	103,793,000,000	99,193,000,000	87,163,000,000	91,385,000,000
South America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(93,000,000)	(379,000,000)	1,000,000
Extensions and discoveries	269,000,000	48,000,000	15,000,000
Improved recovery	1,000,000	0	0
Sales of reserves	(59,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(266,000,000)	(312,000,000)	(356,000,000)
Reserves at December 31	2,098,000,000	2,246,000,000	2,889,000,000	3,213,000,000
North America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	34,000,000	(77,000,000)	(106,000,000)
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	1,000,000	0	0
Purchases of reserves	0	0	0
Production for the year	(5,000,000)	(5,000,000)	(6,000,000)
Reserves at December 31	101,000,000	73,000,000	155,000,000	267,000,000
Africa [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	139,000,000	17,000,000	214,000,000
Extensions and discoveries	0	304,000,000	0
Improved recovery	207,000,000	103,000,000	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(206,000,000)	(163,000,000)	(29,000,000)
Reserves at December 31	1,249,000,000	1,109,000,000	848,000,000	663,000,000
International [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	8,000,000	(439,000,000)	109,000,000
Extensions and discoveries	269,000,000	352,000,000	15,000,000
Improved recovery	208,000,000	103,000,000	0
Sales of reserves	(6,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(477,000,000)	(48,000,000)	(391,000,000)
Reserves at December 31	3,448,000,000	3,428,000,000	3,892,000,000	4,143,000,000
Synthetic Oil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	2,000,000	0	0
Extensions and discoveries	0	8,000,000	0
Improved recovery	0	0	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(1,000,000)	(1,000,000)	0
Reserves at December 31	8,000,000	7,000,000	0	0
Total [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	378,000,000	17,351,000,000	1,302,000,000
Extensions and discoveries	8,049,000,000	1,432,000,000	762,000,000
Improved recovery	298,000,000	213,000,000	298,000,000
Sales of reserves	(6,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(7,437,000,000)	(736,000,000)	(6,851,000,000)
Reserves at December 31	107,321,000,000	102,691,000,000	91,055,000,000	95,528,000,000

Supplementary Information, Gas Reserve quantities information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Revisions of previous estimates	$ (2)	$ (14)	$ 0
Extensions and discoveries	0	0	0
Improved recovery	0	4	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	(2)	(2)	0
Reserves at December 31	60	63	76
Brazil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	339	942	(248)
Extensions and discoveries	961	141	114
Improved recovery	10	1	8
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	(615)	(571)	(605)
Reserves at December 31	10,554	9,859	9,346
South America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(20)	(1,398)	427
Extensions and discoveries	324	6	39
Improved recovery	5	0	0
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(112)	(208)	(209)
Reserves at December 31	1,236	1,040	2,640
North America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	4	(71)	(11)
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	(0)	0
Purchases of reserves	0	0	0
Production for the year	(3)	(4)	(5)
Reserves at December 31	52	52	126
Africa [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	9	5	27
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	0	0	0
Reserves at December 31	40	32	27
International [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(8)	(1,464)	444
Extensions and discoveries	324	6	39
Improved recovery	5	0	0
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(115)	(212)	(214)
Reserves at December 31	1,328	1,123	2,793
Synthetic Gas [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	8	0	0
Extensions and discoveries	0	7	0
Improved recovery	0	0	0
Sales of reserves	0	0
Purchases of reserves	0	0	0
Production for the year	2	(1)	0
Reserves at December 31	12	6	0
Total [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	339	(522)	195
Extensions and discoveries	1,285	153	153
Improved recovery	15	1	8
Sales of reserves	(1)	(110)
Purchases of reserves	0	110	123
Production for the year	(732)	(784)	(819)
Reserves at December 31	$ 11,893	$ 10,988	$ 12,139

Supplementary Information, Reserve quantities information (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reserve Quantities [Line Items]
Crude Oil	$ 3,624	$ 3,956	$ 0
Synthetic Oil	0
Natural Gas	4,382	5,076	5,343
Synthetic Gas	0
Net proved developed reserves [Member] | Consolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		6,324	5,557
Synthetic Oil		7	0
Natural Gas		5,937	6,825
Synthetic Gas		6	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	7,115
Synthetic Oil	8
Natural Gas	7,535
Synthetic Gas	12
Net proved developed reserves [Member] | Consolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	6,932	6,121	5,346
Synthetic Oil	8	7	0
Natural Gas	6,975	5,383	5,070
Synthetic Gas	12	6	0
Net proved developed reserves [Member] | Consolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	119	140	189
Synthetic Oil	0	0	0
Natural Gas	489	486	1,662
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	5	4	6
Synthetic Oil	0	0	0
Natural Gas	30	37	68
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	60	58	16
Synthetic Oil	0	0	0
Natural Gas	40	32	26
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Consolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	183	202	211
Synthetic Oil	0	0	0
Natural Gas	560	555	1,755
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil	7,134	6,346	28
Synthetic Oil	8	7	0
Natural Gas	7,560	5,970	47
Synthetic Gas	12	6	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	19	22
Synthetic Oil	0	0
Natural Gas	0	32
Synthetic Gas	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	19	22	28
Synthetic Oil	0	0	0
Natural Gas	25	32	47
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved developed reserves [Member] | Nonconsolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	19	22	28
Synthetic Oil	0	0	0
Natural Gas	0	32	47
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		3,939	3,548
Synthetic Oil		0	0
Natural Gas		5,045	5,315
Synthetic Gas		0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	3,609
Synthetic Oil	0	0
Natural Gas	4,347
Synthetic Gas	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	3,447	3,798	5,585
Synthetic Oil	0	0	0
Natural Gas	3,579	4,476	6,872
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	91	85	3,370
Synthetic Oil	0	0	0
Natural Gas	746	554	4,276
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	6	4	100
Synthetic Oil	0	0	0
Natural Gas	22	14	979
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	65	524	10
Synthetic Oil	0	0	0
Natural Gas		0	58
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	69
Synthetic Oil	0	0	0
Natural Gas		0	1
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Consolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	162	141	178
Synthetic Oil	0	0	0
Natural Gas	768	569	1,038
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member]
Reserve Quantities [Line Items]
Crude Oil		3,956	22
Synthetic Oil		0	0
Natural Gas		5,076	28
Synthetic Gas		0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Crude Oil	15	18
Synthetic Oil	0	0
Natural Gas	35	31
Synthetic Gas	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Brazil [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	22
Synthetic Oil	0	0	0
Natural Gas	0	0	28
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | South America [Member]
Reserve Quantities [Line Items]
Crude Oil	15	18	0
Synthetic Oil	0	0	0
Natural Gas	35	31	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | North America [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Africa [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | Others [Member]
Reserve Quantities [Line Items]
Crude Oil	0	0	0
Synthetic Oil	0	0	0
Natural Gas	0	0	0
Synthetic Gas	0	0	0
Net proved undeveloped reserves [Member] | Nonconsolidated entities [Member] | International [Member]
Reserve Quantities [Line Items]
Crude Oil	15	18	22
Synthetic Oil	0	0	0
Natural Gas	35	31	28
Synthetic Gas	$ 0	$ 0	$ 0

Supplementary Information, Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	$ 755,189	$ 528,703	$ 298,408
Future production costs	(331,109)	(252,843)	(163,427)
Future development costs	(52,589)	(45,444)	(41,063)
Future income tax expenses	(128,856)	(80,342)	(33,679)
Undiscounted future net cash flows	242,635	150,074	60,239
10 percent midyear annual discount for timing of estimated cash flows	(118,361)	(7,374)	(22,772)
Standardized measure of discounted future net cash flows	124,274	76,334	37,467
South America [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	22,246	19,815	21,793
Future production costs	(7,359)	(5,833)	(5,236)
Future development costs	(2,054)	(2,262)	(2,276)
Future income tax expenses	(6,898)	(6,354)	(9,021)
Undiscounted future net cash flows	5,935	5,366	5,260
10 percent midyear annual discount for timing of estimated cash flows	(2,222)	(2,165)	(2,087)
Standardized measure of discounted future net cash flows	3,713	3,201	3,174
North America [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	1,029	640	1,468
Future production costs	(251)	(170)	(588)
Future development costs	(346)	(217)	(327)
Future income tax expenses	0	0	0
Undiscounted future net cash flows	432	253	553
10 percent midyear annual discount for timing of estimated cash flows	(202)	(96)	(266)
Standardized measure of discounted future net cash flows	230	157	286
Africa [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	11,403	7,319	3,088
Future production costs	(2,954)	(2,010)	(1,212)
Future development costs	(2,495)	(2,248)	(593)
Future income tax expenses	(1,475)	(290)	(2)
Undiscounted future net cash flows	4,479	2,771	1,281
10 percent midyear annual discount for timing of estimated cash flows	(1,417)	(742)	(187)
Standardized measure of discounted future net cash flows	3,062	2,029	1,095
Others [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
International [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	34,678	27,774	26,349
Future production costs	(10,564)	(8,013)	(7,036)
Future development costs	(4,895)	(4,727)	(3,196)
Future income tax expenses	(8,373)	(6,644)	(9,023)
Undiscounted future net cash flows	10,846	8,390	7,094
10 percent midyear annual discount for timing of estimated cash flows	(3,841)	(3,003)	(2,540)
Standardized measure of discounted future net cash flows	7,005	5,387	4,555
Total [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	789,867	556,477	324,757
Future production costs	(341,673)	(260,856)	(170,463)
Future development costs	(57,484)	(50,171)	(44,259)
Future income tax expenses	(137,229)	(86,986)	(42,702)
Undiscounted future net cash flows	253,481	158,464	67,333
10 percent midyear annual discount for timing of estimated cash flows	(122,202)	(76,743)	(25,312)
Standardized measure of discounted future net cash flows	131,279	81,721	42,022
Total [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Future cash inflows	1,992	2,737	0
Future production costs	(1,072)	(1,337)	0
Future development costs	(71)	(121)	0
Future income tax expenses	(333)	(501)	0
Undiscounted future net cash flows	516	778	0
10 percent midyear annual discount for timing of estimated cash flows	(192)	(310)	0
Standardized measure of discounted future net cash flows	$ 324	$ 467	$ 240

Supplementary Information, Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Brazil [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	$ 124,274	$ 76,334	$ 37,467
Sales and transfers of oil and gas, net of production cost	(31,864)	(22,529)	(36,982)
Development cost incurred	13,692	13,513	11,744
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	16,972	1,643	1,018
Revisions of previous quantity estimates	7,594	23,490	634
Net change in prices, transfer prices and in production costs	72,628	44,892	(188,780)
Changes in estimated future development costs	(13,580)	(5,971)	(8,576)
Accretion of discount	7,633	3,747	16,985
Net change in income taxes	(25,135)	(19,917)	71,571
Timing	0	0	0
Other - unspecified	0	0	0
Balance at December 31	124,274	76,334	37,467
South America [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	3,713	3,203	3,174
Sales and transfers of oil and gas, net of production cost	(1,139)	(1,062)	(1,630)
Development cost incurred	428	319	557
Net change due to purchase and sales of minerals in place	(58)		201
Net change due to extensions, discoveries and improved less related costs	218	110	69
Revisions of previous quantity estimates	251	(308)	1,232
Net change in prices, transfer prices and in production costs	646	(1,087)	(1,355)
Changes in estimated future development costs	(271)	(293)	(733)
Accretion of discount	497	407	668
Net change in income taxes	(205)	1,652	(449)
Timing	180	318	(208)
Other - unspecified	(36)	(25)	(87)
Balance at December 31	3,713	3,203	3,174
North America [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	230	157	286
Sales and transfers of oil and gas, net of production cost	(34)	(32)	(97)
Development cost incurred	812	571	288
Net change due to purchase and sales of minerals in place	(1)		0
Net change due to extensions, discoveries and improved less related costs	0	0	0
Revisions of previous quantity estimates	88	(366)	(155)
Net change in prices, transfer prices and in production costs	(716)	(476)	(1,075)
Changes in estimated future development costs	0	65	(132)
Accretion of discount	23	16	122
Net change in income taxes	0	0	356
Timing	(110)	38	74
Other - unspecified	11	54	40
Balance at December 31	230	157	286
Africa [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	3,062	2,028	1,095
Sales and transfers of oil and gas, net of production cost	(1,532)	(581)	(59)
Development cost incurred	193	307	549
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	1,061	1,242	(19)
Revisions of previous quantity estimates	686	32	440
Net change in prices, transfer prices and in production costs	1,353	1,717	(4,018)
Changes in estimated future development costs	(334)	(1,267)	(162)
Accretion of discount	193	114	340
Net change in income taxes	(1,040)	(238)	1,380
Timing	0	0	(410)
Other - unspecified	454	(393)	(310)
Balance at December 31	3,062	2,028	1,095
Others [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	194
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	0	0	0
Revisions of previous quantity estimates	0	0	0
Net change in prices, transfer prices and in production costs	0	0	(194)
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Other - unspecified	0	0	0
Balance at December 31	0	0	0
International [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	7,005	5,388	4,555
Sales and transfers of oil and gas, net of production cost	(2,705)	(1,675)	(1,786)
Development cost incurred	1,433	1,197	1,588
Net change due to purchase and sales of minerals in place	(59)		201
Net change due to extensions, discoveries and improved less related costs	1,279	1,352	50
Revisions of previous quantity estimates	1,025	(642)	1,517
Net change in prices, transfer prices and in production costs	1,283	154	(6,642)
Changes in estimated future development costs	(605)	(1,495)	(1,027)
Accretion of discount	713	537	1,130
Net change in income taxes	(1,245)	1,414	1,287
Timing	70	356	(544)
Other - unspecified	429	(364)	(357)
Balance at December 31	7,005	5,388	4,555
Total [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	131,279	81,722	42,022
Sales and transfers of oil and gas, net of production cost	(34,569)	(24,204)	(38,768)
Development cost incurred	15,125	1,471	13,332
Net change due to purchase and sales of minerals in place	(59)		201
Net change due to extensions, discoveries and improved less related costs	18,251	2,995	1,068
Revisions of previous quantity estimates	8,619	22,848	2,151
Net change in prices, transfer prices and in production costs	73,911	45,046	(195,422)
Changes in estimated future development costs	(14,185)	(7,466)	(9,603)
Accretion of discount	8,346	4,284	18,115
Net change in income taxes	(26,380)	(18,503)	72,858
Timing	70	356	(544)
Other - unspecified	429	(364)	(357)
Balance at December 31	131,279	81,722	42,022
Total [Member]
Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein
Balance at January 1	324	467	240
Sales and transfers of oil and gas, net of production cost	(58)	(84)	0
Development cost incurred	18	74	0
Net change due to purchase and sales of minerals in place	0		0
Net change due to extensions, discoveries and improved less related costs	0	(45)	0
Revisions of previous quantity estimates	(58)	(80)	0
Net change in prices, transfer prices and in production costs	(228)	513	0
Changes in estimated future development costs	30	(79)	0
Accretion of discount	77	40	0
Net change in income taxes	89	(144)	0
Timing	0	0	0
Other - unspecified	(13)	32	0
Balance at December 31	$ 324	$ 467	$ 240